UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05628

Name of Registrant:	Vanguard Malvern Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  September 30

Date of reporting period: October 1, 2018—March 31, 2019

Item 1: Reports to Shareholders

Semiannual Report | March 31, 2019 Vanguard U.S. Value Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	16

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
U.S. Value Fund	9/30/2018	3/31/2019	Period
Based on Actual Fund Return	$1,000.00	$943.85	$1.07
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.83	1.11

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.22%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

2

U.S. Value Fund

Sector Diversification

As of March 31, 2019

Communication Services	6.5%
Consumer Discretionary	5.5
Consumer Staples	7.6
Energy	9.5
Financials	22.3
Health Care	14.5
Industrials	8.2
Information Technology	10.1
Materials	3.9
Real Estate	5.6
Utilities	6.3

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

U.S. Value Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)[1]
Communication Services (6.5%)
	AT&T Inc.	661,915	20,758
	Verizon Communications Inc.	315,991	18,685
	Comcast Corp. Class A	294,371	11,769
	Walt Disney Co.	81,868	9,090
	New York Times Co. Class A	229,783	7,548
	Sirius XM Holdings Inc.	1,117,139	6,334
*	T-Mobile US Inc.	72,902	5,038
*	Liberty Media Corp-Liberty SiriusXM Class A	124,328	4,747
*	Glu Mobile Inc.	368,621	4,033
*	United States Cellular Corp.	72,998	3,351
	Telephone & Data Systems Inc.	70,233	2,158
	AMC Entertainment Holdings Inc. Class A	118,040	1,753
	ATN International Inc.	21,252	1,198
	News Corp. Class B	57,752	721
			97,183
Consumer Discretionary (5.4%)
	Darden Restaurants Inc.	81,725	9,927
*	Deckers Outdoor Corp.	62,187	9,141
	Abercrombie & Fitch Co.	306,629	8,405
	Brinker International Inc.	176,244	7,822
	Lear Corp.	49,519	6,720
	Best Buy Co. Inc.	87,831	6,241
	Yum! Brands Inc.	56,894	5,679
*	Crocs Inc.	205,156	5,283
*	Rent-A-Center Inc.	243,850	5,089
	McDonald’s Corp.	21,034	3,994
*	Stoneridge Inc.	84,996	2,453
*	Urban Outfitters Inc.	65,650	1,946
	Dine Brands Global Inc.	18,396	1,679
	Signet Jewelers Ltd.	49,797	1,353
	Standard Motor Products Inc.	23,522	1,155
	Aptiv plc	13,159	1,046
	Tailored Brands Inc.	116,749	915
*	AutoZone Inc.	772	791
*,^	YETI Holdings Inc.	25,788	780
*	Modine Manufacturing Co.	47,761	662
			81,081
Consumer Staples (7.6%)
	Procter & Gamble Co.	203,711	21,196
	Philip Morris International Inc.	166,602	14,726
	PepsiCo Inc.	90,422	11,081
	Walmart Inc.	107,998	10,533
	Lamb Weston Holdings Inc.	128,813	9,653
	Kroger Co.	380,375	9,357
*	TreeHouse Foods Inc.	129,536	8,361
*	Herbalife Nutrition Ltd.	155,829	8,257
	Archer-Daniels-Midland Co.	120,399	5,193
*	BJ’s Wholesale Club Holdings Inc.	112,893	3,093
	Cal-Maine Foods Inc.	61,339	2,738
*	Simply Good Foods Co.	123,146	2,536
	Walgreens Boots Alliance Inc.	35,477	2,245
	Lancaster Colony Corp.	10,439	1,636
	Kimberly-Clark Corp.	11,806	1,463
	Inter Parfums Inc.	14,119	1,071
*	US Foods Holding Corp.	23,693	827
			113,966
Energy (9.5%)
	Chevron Corp.	276,883	34,107
	Exxon Mobil Corp.	384,597	31,075
	ConocoPhillips	257,893	17,212
	Occidental Petroleum Corp.	191,163	12,655
*	W&T Offshore Inc.	1,178,771	8,134
	Valero Energy Corp.	81,779	6,937
	HollyFrontier Corp.	134,502	6,627

4

U.S. Value Fund

			Market
			Value•
		Shares	($000)
*	Chesapeake Energy Corp.	1,907,782	5,914
*	Denbury Resources Inc.	2,357,441	4,833
*	Continental Resources Inc.	105,182	4,709
	Cabot Oil & Gas Corp.	104,568	2,729
	Phillips 66	27,425	2,610
	Murphy Oil Corp.	71,551	2,096
*	Renewable Energy Group Inc.	73,852	1,622
*	CONSOL Energy Inc.	42,615	1,458
			142,718
Financials (22.3%)
	JPMorgan Chase & Co.	440,211	44,563
	Bank of America Corp.	1,252,542	34,558
*	Berkshire Hathaway Inc. Class B	153,683	30,873
	Wells Fargo & Co.	334,271	16,152
	Citigroup Inc.	210,552	13,101
	Aflac Inc.	260,877	13,044
	Allstate Corp.	130,313	12,273
	Morgan Stanley	290,457	12,257
	Capital One Financial Corp.	138,994	11,354
	American Express Co.	90,841	9,929
	Ally Financial Inc.	359,583	9,885
	Fifth Third Bancorp	363,719	9,173
	Torchmark Corp.	111,509	9,138
	Regions Financial Corp.	614,456	8,695
	Comerica Inc.	110,027	8,067
	Zions Bancorp NA	169,442	7,694
	MetLife Inc.	177,454	7,554
	E*TRADE Financial Corp.	153,341	7,120
	Ameriprise Financial Inc.	54,042	6,923
	OFG Bancorp	334,685	6,623
	Assured Guaranty Ltd.	118,890	5,282
	Universal Insurance Holdings Inc.	155,744	4,828
	Popular Inc.	92,006	4,796
	Commerce Bancshares Inc.	77,319	4,489
	OneMain Holdings Inc.	100,394	3,188
	Greenhill & Co. Inc.	144,898	3,117
	SunTrust Banks Inc.	48,670	2,884
	Erie Indemnity Co. Class A	15,979	2,853
	AXA Equitable Holdings Inc.	116,637	2,349
	Navient Corp.	198,825	2,300
	American Equity Investment Life Holding Co.	84,047	2,271
	Radian Group Inc.	107,107	2,221
	Hanover Insurance Group Inc.	16,822	1,921
	Bank of NT Butterfield & Son Ltd.	48,605	1,744
*	Ambac Financial Group Inc.	88,766	1,608
*	SVB Financial Group	7,062	1,570
	First BanCorp	121,986	1,398
	Primerica Inc.	10,922	1,334
	HCI Group Inc.	27,401	1,171
	Synchrony Financial	34,942	1,115
	Walker & Dunlop Inc.	15,173	772
	US Bancorp	15,262	736
	Federal Agricultural Mortgage Corp.	9,890	716
			333,639
Health Care (14.4%)
	Johnson & Johnson	224,181	31,338
	Merck & Co. Inc.	362,941	30,186
	Pfizer Inc.	588,965	25,013
	Abbott Laboratories	278,374	22,253
	Anthem Inc.	54,056	15,513
	Bristol-Myers Squibb Co.	242,227	11,557
	HCA Healthcare Inc.	67,342	8,780
	Cooper Cos. Inc.	26,602	7,879
	Humana Inc.	29,440	7,831
*	Haemonetics Corp.	85,466	7,476
*	IQVIA Holdings Inc.	46,495	6,688
	Medtronic plc	55,356	5,042
*	Integer Holdings Corp.	63,774	4,810
	Baxter International Inc.	58,034	4,719
*	Enanta Pharmaceuticals Inc.	39,506	3,774
	McKesson Corp.	30,711	3,595
	Amgen Inc.	16,037	3,047
*	CareDx Inc.	82,979	2,615
	Eli Lilly & Co.	18,858	2,447
*	Mallinckrodt plc	110,105	2,394
*	Brookdale Senior Living Inc.	325,758	2,143
*	Medpace Holdings Inc.	35,233	2,078
*	Endo International plc	235,493	1,891
	Thermo Fisher Scientific Inc.	6,447	1,765
*	MacroGenics Inc.	34,537	621
*	Acorda Therapeutics Inc.	31,862	423
			215,878
Industrials (8.2%)
	Honeywell International Inc.	78,855	12,532
*	United Continental Holdings Inc.	116,786	9,317
*	FTI Consulting Inc.	120,334	9,244
	Caterpillar Inc.	65,272	8,844

5

U.S. Value Fund

			Market
			Value•
		Shares	($000)
	Lockheed Martin Corp.	29,453	8,841
	WW Grainger Inc.	28,276	8,509
	Textron Inc.	138,518	7,017
*	HD Supply Holdings Inc.	154,871	6,714
	Pentair plc	146,037	6,500
*,^	Enphase Energy Inc.	682,623	6,301
	Lennox International Inc.	23,802	6,293
	ArcBest Corp.	166,649	5,131
*	Vicor Corp.	128,414	3,983
	GrafTech International Ltd.	258,624	3,308
	United Technologies Corp.	20,867	2,690
	Expeditors International of Washington Inc.	30,014	2,278
	Navigant Consulting Inc.	99,958	1,946
	Delta Air Lines Inc.	30,335	1,567
	Allison Transmission Holdings Inc.	32,313	1,451
*	Meritor Inc.	69,335	1,411
*	YRC Worldwide Inc.	202,575	1,355
*	Hub Group Inc. Class A	30,844	1,260
*	Echo Global Logistics Inc.	50,448	1,250
	Heidrick & Struggles International Inc.	27,371	1,049
	PACCAR Inc.	13,678	932
	Global Brass & Copper Holdings Inc.	23,217	800
	General Electric Co.	75,699	756
*	BMC Stock Holdings Inc.	30,462	538
	National Presto Industries Inc.	4,652	505
			122,322
Information Technology (10.0%)
	Intel Corp.	478,629	25,702
	Cisco Systems Inc.	337,998	18,248
	Microsoft Corp.	101,852	12,012
	HP Inc.	572,066	11,115
	QUALCOMM Inc.	162,749	9,282
	Booz Allen Hamilton Holding Corp. Class A	159,096	9,250
	CDW Corp.	87,054	8,389
*	Advanced Micro Devices Inc.	313,060	7,989
	NetApp Inc.	107,139	7,429
*	CACI International Inc. Class A	35,050	6,380
	Oracle Corp.	106,727	5,732
*	ON Semiconductor Corp.	187,173	3,850
*	Cardtronics plc Class A	106,973	3,806
*	Synaptics Inc.	65,401	2,600
*	Unisys Corp.	221,548	2,585
*	Insight Enterprises Inc.	43,569	2,399
*	Dell Technologies Inc.	39,490	2,318
*	Ciena Corp.	61,030	2,279
*	SMART Global Holdings Inc.	73,015	1,402
*	eGain Corp.	126,191	1,319
*	Diebold Nixdorf Inc.	117,886	1,305
*	NeoPhotonics Corp.	195,989	1,233
*	Calix Inc.	152,284	1,173
	Comtech Telecommunications Corp.	43,309	1,006
*	Fabrinet	13,271	695
	PC Connection Inc.	9,593	352
			149,850
Materials (3.9%)
	Ball Corp.	184,939	10,701
	CF Industries Holdings Inc.	210,225	8,594
	Linde plc	46,747	8,224
	Mosaic Co.	272,783	7,450
	Warrior Met Coal Inc.	220,042	6,689
	DowDuPont Inc.	115,602	6,163
	Domtar Corp.	73,559	3,652
*	Verso Corp.	149,201	3,196
	Freeport-McMoRan Inc.	157,642	2,032
	Valvoline Inc.	98,321	1,825
			58,526
Real Estate (5.5%)
	Omega Healthcare
	Investors Inc.	243,605	9,294
	Medical Properties Trust Inc.	475,548	8,802
	Spirit Realty Capital Inc.	213,242	8,472
	EPR Properties	108,875	8,372
	Simon Property Group Inc.	45,455	8,282
	Park Hotels & Resorts Inc.	266,018	8,268
	HCP Inc.	193,221	6,048
	Lexington Realty Trust	527,886	4,783
	CubeSmart	123,066	3,943
	Uniti Group Inc.	280,471	3,138
	Global Net Lease Inc.	145,865	2,757
	Equity Commonwealth	75,390	2,465
	Ventas Inc.	29,248	1,866
	CorEnergy Infrastructure Trust Inc.	42,158	1,549
	Regency Centers Corp.	20,257	1,367
	SITE Centers Corp.	84,603	1,152
	CoreCivic Inc.	44,117	858
	Kennedy-Wilson Holdings Inc.	37,564	804
	NorthStar Realty Europe Corp.	40,936	711
			82,931

6

U.S. Value Fund

			Market
			Value•
		Shares	($000)
Utilities (6.3%)
	Exelon Corp.	288,165	14,446
	Southern Co.	223,044	11,527
	FirstEnergy Corp.	276,370	11,500
	AES Corp.	578,792	10,464
	NRG Energy Inc.	241,775	10,271
	CenterPoint Energy Inc.	303,222	9,309
	Black Hills Corp.	91,459	6,774
	Ameren Corp.	62,731	4,614
	Vistra Energy Corp.	128,289	3,339
	Entergy Corp.	24,642	2,356
	IDACORP Inc.	22,155	2,205
	National Fuel Gas Co.	34,775	2,120
	NextEra Energy Inc.	10,610	2,051
	ALLETE Inc.	22,165	1,823
	OGE Energy Corp.	23,906	1,031
	Clearway Energy Inc. Class A	56,529	822
			94,652
Total Common Stocks
(Cost $1,279,045)			1,492,746
Temporary Cash Investments (0.9%)[1]
Money Market Fund (0.8%)
2,3	Vanguard Market Liquidity Fund, 2.554%	126,318	12,634

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Treasury Bill, 2.479%, 5/9/19	800	798
Total Temporary Cash Investments
(Cost $13,430)			13,432
Total Investments (100.5%)
(Cost $1,292,475)			1,506,178

Amount
($000)
Other Assets and Liabilities (-0.5%)
Other Assets
Investment in Vanguard	77
Receivables for Accrued Income	1,849
Receivables for Capital Shares Issued	782
Variation Margin Receivable—Futures Contracts	46
Other Assets[3]	475
Total Other Assets	3,229
Liabilities
Payables for Investment Securities Purchased	(11)
Collateral for Securities on Loan	(7,080)
Payables for Capital Shares Redeemed	(2,632)
Payables to Vanguard	(1,072)
Total Liabilities	(10,795)
Net Assets (100%)
Applicable to 85,403,187 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,498,612
Net Asset Value Per Share	$17.55

At March 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	1,297,936
Total Distributable Earnings (Loss)	200,676
Net Assets	1,498,612

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,530,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 0.4%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $7,080,000 of collateral received for securities on loan, of which $6,605,000 is held in Vanguard Market Liquidity Fund and $475,000 is held in cash.

4 Securities with a value of $549,000 have been segregated as initial margin for open futures contracts.

7

U.S. Value Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	52	7,378	37

See accompanying Notes, which are an integral part of the Financial Statements.

8

U.S. Value Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Dividends	19,253
Interest[1]	70
Securities Lending—Net	251
Total Income	19,574
Expenses
The Vanguard Group—Note B
Investment Advisory Services	595
Management and Administrative	963
Marketing and Distribution	93
Custodian Fees	3
Shareholders’ Reports	15
Trustees’ Fees and Expenses	—
Total Expenses	1,669
Net Investment Income	17,905
Realized Net Gain (Loss)
Investment Securities Sold[1]	(19,976)
Futures Contracts	(307)
Realized Net Gain (Loss)	(20,283)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(96,175)
Futures Contracts	45
Change in Unrealized Appreciation (Depreciation)	(96,130)
Net Increase (Decrease) in Net Assets Resulting from Operations	(98,508)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $61,000, $2,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

9

U.S. Value Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	17,905	32,402
Realized Net Gain (Loss)	(20,283)	81,508
Change in Unrealized Appreciation (Depreciation)	(96,130)	50,866
Net Increase (Decrease) in Net Assets Resulting from Operations	(98,508)	164,776
Distributions
Net Investment Income	(32,254)	(32,253)
Realized Capital Gain[1]	(71,059)	(97,416)
Total Distributions	(103,313)	(129,669)
Capital Share Transactions
Issued	110,566	214,440
Issued in Lieu of Cash Distributions	96,928	121,791
Redeemed	(199,065)	(354,645)
Net Increase (Decrease) from Capital Share Transactions	8,429	(18,414)
Total Increase (Decrease)	(193,392)	16,693
Net Assets
Beginning of Period	1,692,004	1,675,311
End of Period	1,498,612	1,692,004

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $0 and $22,953,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

10

U.S. Value Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$20.03	$19.63	$17.25	$16.48	$16.95	$14.41
Investment Operations
Net Investment Income	.209[1]	.373[1]	.437[1]	.440	.355	.299
Net Realized and Unrealized Gain (Loss) on Investments	(1.443)	1.563	2.606	1.341	(.543)	2.531
Total from Investment Operations	(1.234)	1.936	3.043	1.781	(.188)	2.830
Distributions
Dividends from Net Investment Income	(.389)	(.382)	(.386)	(.358)	(.282)	(.290)
Distributions from Realized Capital Gains	(.857)	(1.154)	(.277)	(.653)	—	—
Total Distributions	(1.246)	(1.536)	(.663)	(1.011)	(.282)	(.290)
Net Asset Value, End of Period	$17.55	$20.03	$19.63	$17.25	$16.48	$16.95

Total Return[2]	-5.61%	10.22%	17.87%	11.09%	-1.18%	19.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,499	$1,692	$1,675	$1,374	$1,215	$1,117
Ratio of Total Expenses to Average Net Assets	0.22%	0.22%	0.23%	0.23%	0.26%	0.29%
Ratio of Net Investment Income to Average Net Assets	2.32%	1.92%	2.36%	2.63%	2.10%	1.92%
Portfolio Turnover Rate	55%	75%	95%	76%	66%	57%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

11

U.S. Value Fund

Notes to Financial Statements

Vanguard U.S. Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended March 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

12

U.S. Value Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

13

U.S. Value Fund

B.      In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2019, the fund had contributed to Vanguard capital in the amount of $77,000, representing 0.01% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.      Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,492,746	—	—
Temporary Cash Investments	12,634	798	—
Futures Contracts—Assets[1]	46	—	—
Total	1,505,426	798	—

1 Represents variation margin on the last day of the reporting period.

D.      As of March 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,292,475
Gross Unrealized Appreciation	275,196
Gross Unrealized Depreciation	(61,456)
Net Unrealized Appreciation (Depreciation)	213,740

14

U.S. Value Fund

E.      During the six months ended March 31, 2019, the fund purchased $421,600,000 of investment securities and sold $494,103,000 of investment securities, other than temporary cash investments.

F.       Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	6,334	11,008
Issued in Lieu of Cash Distributions	6,009	6,353
Redeemed	(11,415)	(18,245)
Net Increase (Decrease) in Shares Outstanding	928	(884)

G.     Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

15

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard U.S. Value Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services since Vanguard began managing the fund in 2008, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

16

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

17

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard® >  vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q1242 052019

Semiannual Report | March 31, 2019 Vanguard Capital Value Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	16

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Capital Value Fund	9/30/2018	3/31/2019	Period
Based on Actual Fund Return	$1,000.00	$944.65	$1.36
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.54	1.41

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.28%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

2

Capital Value Fund

Sector Diversification

As of March 31, 2019

Communication Services	6.8%
Consumer Discretionary	5.1
Consumer Staples	7.2
Energy	11.6
Financials	17.8
Health Care	11.4
Industrials	9.7
Information Technology	12.9
Materials	6.5
Other	0.1
Real Estate	8.3
Utilities	2.6

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Capital Value Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)
Communication Services (6.8%)
	Comcast Corp. Class A	588,236	23,518
	Verizon Communications Inc.	375,790	22,220
*	Electronic Arts Inc.	75,988	7,723
			53,461
Consumer Discretionary (5.1%)
	Carter’s Inc.	100,300	10,109
*	Skechers U.S.A. Inc. Class A	287,716	9,670
	General Motors Co.	236,357	8,769
	Expedia Group Inc.	50,781	6,043
	Newell Brands Inc.	381,048	5,846
			40,437
Consumer Staples (7.2%)
	Philip Morris International Inc.	184,542	16,312
	British American Tobacco plc	261,465	10,908
	Walgreens Boots Alliance Inc.	157,419	9,960
	Kroger Co.	348,159	8,565
	Coty Inc. Class A	521,001	5,991
	Archer-Daniels-Midland Co.	118,000	5,089
			56,825
Energy (11.6%)
	Chevron Corp.	136,761	16,846
	Concho Resources Inc.	129,465	14,366
^	Canadian Natural Resources Ltd.	517,361	14,227
	Cimarex Energy Co.	140,107	9,794
	Enbridge Inc.	214,400	7,774
	Halliburton Co.	264,847	7,760
	Tenaris SA ADR	259,189	7,322
	Diamondback Energy Inc.	64,877	6,587
	Anadarko Petroleum Corp.	142,158	6,465
			91,141
Financials (17.7%)
	MetLife Inc.	539,054	22,947
	Wells Fargo & Co.	382,132	18,465
	Citigroup Inc.	276,698	17,216
	Unum Group	355,328	12,021
	PNC Financial Services Group Inc.	93,429	11,460
	RenaissanceRe Holdings Ltd.	63,786	9,153
	Bank OZK	278,380	8,067
*	Athene Holding Ltd. Class A	185,000	7,548
	Raymond James Financial Inc.	91,200	7,333
	Voya Financial Inc.	144,628	7,226
	American International Group Inc.	160,278	6,902
	CNO Financial Group Inc.	374,881	6,066
	Lancashire Holdings Ltd.	668,155	5,690
			140,094
Health Care (11.3%)
	CVS Health Corp.	366,073	19,742
	Koninklijke Philips NV	298,363	12,191
	Bristol-Myers Squibb Co.	206,016	9,829
	McKesson Corp.	82,173	9,619
	Allergan plc	62,989	9,222
*	Biogen Inc.	27,683	6,544
*	Incyte Corp.	71,325	6,135
*	Seattle Genetics Inc.	79,621	5,831

4

Capital Value Fund

			Market
			Value•
		Shares	($000)
	AstraZeneca plc ADR	120,300	4,864
*	Mylan NV	151,502	4,294
*	Five Prime Therapeutics Inc.	89,800	1,203
			89,474
	Industrials (9.6%)
	Fortune Brands Home & Security Inc.	222,130	10,576
	Steelcase Inc. Class A	685,855	9,979
	Southwest Airlines Co.	185,757	9,643
	Delta Air Lines Inc.	186,419	9,629
	Herman Miller Inc.	263,855	9,282
	Sanwa Holdings Corp.	741,100	8,838
	Johnson Controls International plc	221,048	8,165
*	Middleby Corp.	38,500	5,006
	Wabtec Corp.	67,400	4,969
			76,087
	Information Technology (12.8%)
	Intel Corp.	357,900	19,219
	Western Digital Corp.	289,757	13,926
	Broadcom Inc.	45,599	13,712
	KLA-Tencor Corp.	103,516	12,361
	Genpact Ltd.	323,647	11,386
	Amdocs Ltd.	134,835	7,296
*	Coherent Inc.	49,058	6,952
	Samsung Electronics Co. Ltd.	173,416	6,840
	Marvell Technology Group Ltd.	260,839	5,188
*	Micron Technology Inc.	99,000	4,092
			100,972
	Materials (6.5%)
	Reliance Steel & Aluminum Co.	171,630	15,491
	Celanese Corp. Class A	136,230	13,434
	CRH plc	225,910	7,000
	Cabot Corp.	135,300	5,633
^	Nutrien Ltd.	103,800	5,474
*	Alcoa Corp.	155,900	4,390
			51,422
	Other (0.1%)
*,§,1	Allstar Co-Invest LLC Private Placement	NA	593

	Real Estate (8.2%)
	Host Hotels & Resorts Inc.	756,277	14,294
	Equinix Inc.	29,617	13,421
	Simon Property Group Inc.	51,250	9,338
	Columbia Property Trust Inc.	366,839	8,257
	Brixmor Property Group Inc.	404,612	7,433
	Acadia Realty Trust	249,457	6,803
	American Tower Corp.	27,516	5,422
			64,968
	Utilities (2.6%)
*	Iberdrola SA	1,029,356	9,037
	Sempra Energy	59,977	7,549
	OGE Energy Corp.	91,786	3,958
			20,544
	Total Common Stocks
	(Cost $763,573)		786,018
	Temporary Cash Investments (2.8%)
	Money Market Fund (2.5%)
2,3	Vanguard Market Liquidity Fund, 2.554%	193,890	19,393

		Face
		Amount
		($000)
	Repurchase Agreement (0.3%)
	RBS Securities, Inc. 2.550%, 4/1/19 (Dated 3/29/19, Repurchase Value $2,701,000, collateralized by U.S. Treasury Note/Bond 2.750%, 8/15/47, with a value of $2,754,000)	2,700	2,700
	Total Temporary Cash Investments
	(Cost $22,091)		22,093
	Total Investments (102.3%)
	(Cost $785,664)		808,111

5

Capital Value Fund

Amount
($000)
Other Assets and Liabilities (-2.3%)
Other Assets
Investment in Vanguard	41
Receivables for Investment Securities Sold	5,067
Receivables for Accrued Income	1,796
Receivables for Capital Shares Issued	256
Unrealized Appreciation—Forward Currency Contracts	41
Other Assets	160
Total Other Assets	7,361
Liabilities
Payables for Investment Securities Purchased	(3,852)
Collateral for Securities on Loan	(19,390)
Payables to Investment Advisor	(103)
Payables for Capital Shares Redeemed	(390)
Payables to Vanguard	(1,557)
Unrealized Depreciation—Forward Currency Contracts	(30)
Total Liabilities	(25,322)
Net Assets (100%)
Applicable to 62,257,231 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	790,150
Net Asset Value Per Share	$12.69

At March 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	775,594
Total Distributable Earnings (Loss)	14,556
Net Assets	790,150

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,919,000.

§ Security value determined using significant unobservable inputs.

1 Restricted security represents 0.1% of net assets. Shares not applicable for this private placement. See Restricted Security table for additional information.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $19,390,000 of collateral received for securities on loan.

ADR—American Depositary Receipt.

Restricted Securities as of Period End

		Acquisition
	Acquisition	Cost
Security Name	Date	($000)
Allstar Co-Invest LLC Private Placement	August 2011	459

6

Capital Value Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Citibank, N.A.	6/19/19	USD	7,246	JPY	801,276	—	(30)
Goldman Sachs International	6/19/19	USD	4,952	EUR	4,348	41	—
						41	(30)

EUR—euro.

JPY—Japanese yen.

USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

7

Capital Value Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Dividends[1]	10,685
Interest[2]	78
Securities Lending—Net	10
Total Income	10,773
Expenses
Investment Advisory Fees—Note B
Basic Fee	887
Performance Adjustment	(677)
The Vanguard Group—Note C
Management and Administrative	856
Marketing and Distribution	38
Custodian Fees	1
Shareholders’ Reports	8
Trustees’ Fees and Expenses	1
Total Expenses	1,114
Net Investment Income	9,659
Realized Net Gain (Loss)
Investment Securities Sold[2]	4,867
Forward Currency Contracts	310
Foreign Currencies	(6)
Realized Net Gain (Loss)	5,171
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(65,131)
Forward Currency Contracts	(126)
Foreign Currencies	(1)
Change in Unrealized Appreciation (Depreciation)	(65,258)
Net Increase (Decrease) in Net Assets Resulting from Operations	(50,428)

1 Dividends are net of foreign withholding taxes of $149,000.

2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $0, ($1,000), and $2,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Capital Value Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,659	18,141
Realized Net Gain (Loss)	5,171	81,935
Change in Unrealized Appreciation (Depreciation)	(65,258)	(27,061)
Net Increase (Decrease) in Net Assets Resulting from Operations	(50,428)	73,015
Distributions
Net Investment Income	(18,899)	(17,678)
Realized Capital Gain	—	—
Total Distributions	(18,899)	(17,678)
Capital Share Transactions
Issued	47,034	57,634
Issued in Lieu of Cash Distributions	17,308	16,300
Redeemed	(78,359)	(159,126)
Net Increase (Decrease) from Capital Share Transactions	(14,017)	(85,192)
Total Increase (Decrease)	(83,344)	(29,855)
Net Assets
Beginning of Period	873,494	903,349
End of Period	790,150	873,494

See accompanying Notes, which are an integral part of the Financial Statements.

9

Capital Value Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.79	$12.96	$11.50	$11.45	$15.32	$14.57
Investment Operations
Net Investment Income	.153 [1]	.273 [1]	.241 [1]	.180	.129 [1]	.178 [2]
Net Realized and Unrealized Gain (Loss) on Investments	(.951)	.817	1.420	1.060	(2.330)	2.055
Total from Investment Operations	(.798)	1.090	1.661	1.240	(2.201)	2.233
Distributions
Dividends from Net Investment Income	(.302)	(.260)	(.201)	(.144)	(.175)	(.111)
Distributions from Realized Capital Gains	—	—	—	(1.046)	(1.494)	(1.372)
Total Distributions	(.302)	(.260)	(.201)	(1.190)	(1.669)	(1.483)
Net Asset Value, End of Period	$12.69	$13.79	$12.96	$11.50	$11.45	$15.32

Total Return[3]	-5.54%	8.48%	14.56%	11.36%	-15.67%	16.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$790	$873	$903	$933	$1,059	$1,784
Ratio of Total Expenses to Average Net Assets[4]	0.28%	0.29%	0.27%	0.25%	0.50%	0.47%
Ratio of Net Investment Income to Average Net Assets	2.49%	2.04%	1.97%	1.51%	0.93%	1.19%[2]
Portfolio Turnover Rate	46%	47%	41%	134%	90%	90%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Net investment income per share and the ratio of net investment income to average net assets include $0.18 and 0.12%, respectively, resulting from a special dividend from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4   Includes performance-based investment advisory fee increases (decreases) of (0.17%), (0.17%), (0.19%), (0.20%), 0.06%, and 0.02%.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Capital Value Fund

Notes to Financial Statements

Vanguard Capital Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund

11

Capital Value Fund

if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the six months ended March 31, 2019, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that,

12

Capital Value Fund

in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the Dow Jones U.S. Total Stock Market Float Adjusted Index for the preceding three years. For the six months ended March 31, 2019, the investment advisory fee represented an effective annual basic rate of 0.23% of the fund’s average net assets before a decrease of $677,000 (0.17%) based on performance.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

13

Capital Value Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2019, the fund had contributed to Vanguard capital in the amount of $41,000, representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	737,112	48,313	593
Temporary Cash Investments	19,393	2,700	—
Forward Currency Contracts—Assets	—	41	—
Forward Currency Contracts—Liabilities	—	(30)	—
Total	756,505	51,024	593

E.  As of March 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	785,664
Gross Unrealized Appreciation	87,742
Gross Unrealized Depreciation	(65,284)
Net Unrealized Appreciation (Depreciation)	22,458

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2018, the fund had available capital losses totaling $15,830,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

14

Capital Value Fund

F.  During the six months ended March 31, 2019, the fund purchased $183,429,000 of investment securities and sold $205,021,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	3,751	4,316
Issued in Lieu of Cash Distributions	1,520	1,227
Redeemed	(6,350)	(11,915)
Net Increase (Decrease) in Shares Outstanding	(1,079)	(6,372)

H.  Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

15

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Capital Value Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The advisor seeks long-term capital appreciation in a diversified portfolio of undervalued stocks across the capitalization spectrum, employing an opportunistic and contrarian investment style. The portfolio managers have the support of Wellington Management’s global industry analysts in conducting their research-intensive approach. Wellington Management has advised the fund since its inception in 2001.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

16

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

17

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q3282 052019

Semiannual Report | March 31, 2019 Vanguard Short-Term Inflation-Protected Securities Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	16

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2019
Short-Term Inflation-Protected Securities Index Fund	Beginning Account Value 9/30/2018	Ending Account Value 3/31/2019	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,013.92	$0.70
ETF Shares	1,000.00	1,014.32	0.30
Admiral™ Shares	1,000.00	1,014.51	0.30
Institutional Shares	1,000.00	1,014.55	0.20
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.23	$0.71
ETF Shares	1,000.00	1,024.63	0.30
Admiral Shares	1,000.00	1,024.63	0.30
Institutional Shares	1,000.00	1,024.73	0.20

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.06% for ETF Shares, 0.06% for Admiral Shares, and 0.04% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

2

Short-Term Inflation-Protected Securities Index Fund

Sector Diversification

As of March 31, 2019

Treasury/Agency	100.0%

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

3

Short-Term Inflation-Protected Securities Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.8%)
U.S. Government Securities (99.8%)
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/19	2,320,159	2,493,906
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/19	673,739	803,439
	United States Treasury Inflation Indexed Bonds	1.375%	1/15/20	833,520	978,259
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/20	2,333,516	2,496,440
	United States Treasury Inflation Indexed Bonds	1.250%	7/15/20	1,299,921	1,522,621
	United States Treasury Inflation Indexed Bonds	1.125%	1/15/21	1,482,049	1,727,468
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/21	2,054,871	2,165,310
	United States Treasury Inflation Indexed Bonds	0.625%	7/15/21	1,635,204	1,842,758
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/22	1,809,586	1,997,061
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/22	2,047,797	2,098,316
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/22	1,897,752	2,066,855
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/23	1,909,634	2,059,361
	United States Treasury Inflation Indexed Bonds	0.625%	4/15/23	2,048,937	2,091,904
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/23	1,905,538	2,066,860
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/24	1,906,135	2,076,534
Total U.S. Government and Agency Obligations (Cost $28,489,893)					28,487,092

				Shares
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1	Vanguard Market Liquidity Fund (Cost $15,882)	2.554%		158,808	15,884
Total Investments (99.9%) (Cost $28,505,775)					28,502,976

4

Short-Term Inflation-Protected Securities Index Fund

Amount
($000)
Other Assets and Liabilities (0.1%)
Other Assets
Investment in Vanguard	1,404
Receivables for Accrued Income	33,613
Receivables for Capital Shares Issued	249,949
Total Other Assets	284,966
Liabilities
Payables for Investment Securities Purchased	(243,120)
Payables for Capital Shares Redeemed	(9,366)
Payables to Vanguard	(3,835)
Other Liabilities	(18)
Total Liabilities	(256,339)
Net Assets (100%)	28,531,603

At March 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	28,899,775
Total Distributable Earnings (Loss)	(368,172)
Net Assets	28,531,603

Investor Shares—Net Assets
Applicable to 274,627,065 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,698,577
Net Asset Value Per Share—Investor Shares	$24.39

ETF Shares—Net Assets
Applicable to 125,942,016 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,130,134
Net Asset Value Per Share—ETF Shares	$48.67

Admiral Shares—Net Assets
Applicable to 284,101,719 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,938,229
Net Asset Value Per Share—Admiral Shares	$24.42

Institutional Shares—Net Assets
Applicable to 358,643,130 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,764,663
Net Asset Value Per Share—Institutional Shares	$24.44

• See Note A in Notes to Financial Statements.

1   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

5

Short-Term Inflation-Protected Securities Index Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Interest[1]	831
Total Income	831
Expenses
The Vanguard Group—Note B
Investment Advisory Services	514
Management and Administrative—Investor Shares	4,016
Management and Administrative—ETF Shares	1,400
Management and Administrative—Admiral Shares	1,599
Management and Administrative—Institutional Shares	1,318
Marketing and Distribution—Investor Shares	368
Marketing and Distribution—ETF Shares	173
Marketing and Distribution—Admiral Shares	218
Marketing and Distribution—Institutional Shares	149
Custodian Fees	70
Shareholders’ Reports —Investor Shares	28
Shareholders’ Reports —ETF Shares	50
Shareholders’ Reports —Admiral Shares	34
Shareholders’ Reports —Institutional Shares	1
Trustees’ Fees and Expenses	6
Total Expenses	9,944
Net Investment Income (Loss)	(9,113)
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(32,405)
Futures Contracts	(5,579)
Realized Net Gain (Loss)	(37,984)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	440,857
Net Increase (Decrease) in Net Assets Resulting from Operations	393,760

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,267,000, $78,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $40,116,000 of net gains resulting from in-kind redemptions; such gains are not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

6

Short-Term Inflation-Protected Securities Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income (Loss)	(9,113)	684,104
Realized Net Gain (Loss)	(37,984)	(39,997)
Change in Unrealized Appreciation (Depreciation)	440,857	(398,504)
Net Increase (Decrease) in Net Assets Resulting from Operations	393,760	245,603
Distributions
Net Investment Income
Investor Shares	(46,730)	(196,531)
ETF Shares	(43,619)	(158,959)
Admiral Shares	(48,631)	(186,081)
Institutional Shares	(59,632)	(242,955)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(198,612)	(784,526)
Capital Share Transactions
Investor Shares	(23,448)	912,377
ETF Shares	635,296	1,681,666
Admiral Shares	365,159	1,573,157
Institutional Shares	636,247	1,245,525
Net Increase (Decrease) from Capital Share Transactions	1,613,254	5,412,725
Total Increase (Decrease)	1,808,402	4,873,802
Net Assets
Beginning of Period	26,723,201	21,849,399
End of Period	28,531,603	26,723,201

See accompanying Notes, which are an integral part of the Financial Statements.

7

Short-Term Inflation-Protected Securities Index Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$24.23	$24.77	$24.83	$24.23	$24.74	$24.75
Investment Operations
Net Investment Income (Loss)	(.015)[1]	.669[1]	.312[1]	.080[1]	(.131)	.183
Net Realized and Unrealized Gain (Loss) on Investments	.349	(.448)	(.237)	.520	(.206)	(.189)
Total from Investment Operations	.334	.221	.075	.600	(.337)	(.006)
Distributions
Dividends from Net Investment Income	(.174)	(.761)	(.135)	—	(.173)	(.004)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.174)	(.761)	(.135)	—	(.173)	(.004)
Net Asset Value, End of Period	$24.39	$24.23	$24.77	$24.83	$24.23	$24.74

Total Return[2]	1.39%	0.91%	0.31%	2.48%	-1.36%	-0.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,699	$6,679	$5,904	$5,088	$4,532	$4,517
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.15%	0.16%	0.17%	0.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.13%)	2.73%	1.26%	0.42%	(0.53%)	0.88%
Portfolio Turnover Rate[3]	20%	25%	27%	28%	26%	18%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Short-Term Inflation-Protected Securities Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$48.34	$49.41	$49.59	$48.36	$49.38	$49.36
Investment Operations
Net Investment Income (Loss)	(.009)[1]	1.358[1]	.671[1]	.251[1]	(.210)	.414
Net Realized and Unrealized Gain (Loss) on Investments	.694	(.869)	(.477)	.979	(.415)	(.371)
Total from Investment Operations	.685	.489	.194	1.230	(.625)	.043
Distributions
Dividends from Net Investment Income	(.355)	(1.559)	(.374)	—	(.395)	(.023)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.355)	(1.559)	(.374)	—	(.395)	(.023)
Net Asset Value, End of Period	$48.67	$48.34	$49.41	$49.59	$48.36	$49.38

Total Return	1.43%	1.01%	0.40%	2.54%	-1.26%	0.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,130	$5,453	$3,881	$2,478	$1,838	$1,336
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.07%	0.08%	0.10%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.05%)	2.81%	1.35%	0.51%	(0.44%)	0.98%
Portfolio Turnover Rate[2]	20%	25%	27%	28%	26%	18%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Short-Term Inflation-Protected Securities Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$24.25	$24.79	$24.88	$24.27	$24.77	$24.77
Investment Operations
Net Investment Income (Loss)	(.008)[1]	.692[1]	.338[1]	.149[1]	(.105)	.209
Net Realized and Unrealized Gain (Loss) on Investments	.356	(.450)	(.241)	.461	(.197)	(.195)
Total from Investment Operations	.348	.242	.097	.610	(.302)	.014
Distributions
Dividends from Net Investment Income	(.178)	(.782)	(.187)	—	(.198)	(.014)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.178)	(.782)	(.187)	—	(.198)	(.014)
Net Asset Value, End of Period	$24.42	$24.25	$24.79	$24.88	$24.27	$24.77

Total Return[2]	1.45%	1.00%	0.40%	2.51%	-1.22%	0.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,938	$6,525	$5,078	$3,373	$2,126	$1,518
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.07%	0.08%	0.10%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.05%)	2.81%	1.35%	0.51%	(0.44%)	0.98%
Portfolio Turnover Rate[3]	20%	25%	27%	28%	26%	18%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Short-Term Inflation-Protected Securities Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$24.27	$24.81	$24.90	$24.28	$24.78	$24.77
Investment Operations
Net Investment Income (Loss)	(.005)[1]	.696[1]	.333[1]	.139[1]	(.099)	.215
Net Realized and Unrealized Gain (Loss) on Investments	.354	(.449)	(.225)	.481	(.196)	(.189)
Total from Investment Operations	.349	.247	.108	.620	(.295)	.026
Distributions
Dividends from Net Investment Income	(.179)	(.787)	(.198)	—	(.205)	(.016)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.179)	(.787)	(.198)	—	(.205)	(.016)
Net Asset Value, End of Period	$24.44	$24.27	$24.81	$24.90	$24.28	$24.78

Total Return	1.46%	1.02%	0.44%	2.55%	-1.19%	0.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,765	$8,067	$6,986	$5,500	$3,837	$2,706
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.05%	0.07%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.03%)	2.83%	1.37%	0.54%	(0.41%)	1.01%
Portfolio Turnover Rate[2]	20%	25%	27%	28%	26%	18%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Short-Term Inflation-Protected Securities Index Fund

Notes to Financial Statements

Vanguard Short-Term Inflation-Protected Securities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended March 31, 2019, the fund’s average investments in long and short futures contracts each represented 0% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at March 31, 2019.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

12

Short-Term Inflation-Protected Securities Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2019, the fund had contributed to Vanguard capital in the amount of $1,404,000 representing 0.00% of the fund’s net assets and 0.56% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

13

Short-Term Inflation-Protected Securities Index Fund

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	28,487,092	—
Temporary Cash Investments	15,884	—	—
Total	15,884	28,487,092	—

D.  As of March 31, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	28,507,814
Gross Unrealized Appreciation	121,403
Gross Unrealized Depreciation	(126,241)
Net Unrealized Appreciation (Depreciation)	(4,838)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2018, the fund had available capital losses totaling $173,251,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended March 31, 2019, the fund purchased $4,396,551,000 of investment securities and sold $3,047,712,000 of investment securities, other than temporary cash investments. Purchases and sales include $829,568,000 and $415,299,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

14

Short-Term Inflation-Protected Securities Index Fund

F.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	March 31, 2019		September 30, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	263,532	10,905	938,053	38,252
Issued in Lieu of Cash Distributions	46,666	1,953	196,139	8,067
Redeemed	(333,646)	(13,872)	(221,815)	(9,082)
Net Increase (Decrease)—Investor Shares	(23,448)	(1,014)	912,377	37,237
ETF Shares
Issued	1,098,538	22,800	2,079,941	42,425
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(463,242)	(9,650)	(398,275)	(8,175)
Net Increase (Decrease)—ETF Shares	635,296	13,150	1,681,666	34,250
Admiral Shares
Issued	1,140,598	47,193	2,310,017	94,161
Issued in Lieu of Cash Distributions	44,232	1,849	170,230	6,995
Redeemed	(819,671)	(33,956)	(907,090)	(36,988)
Net Increase (Decrease)—Admiral Shares	365,159	15,086	1,573,157	64,168
Institutional Shares
Issued	1,087,875	44,960	1,960,417	79,837
Issued in Lieu of Cash Distributions	58,701	2,452	238,639	9,799
Redeemed	(510,329)	(21,148)	(953,531)	(38,884)
Net Increase (Decrease)—Institutional Shares	636,247	26,264	1,245,525	50,752

At March 31, 2019, several Vanguard funds and trusts managed by Vanguard or its affiliates were each a record or beneficial owner of the fund, and had combined ownership of 53% of the fund’s net assets.

G. Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

15

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Short-Term Inflation-Protected Securities Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2012 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the fund since its inception, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

16

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

17

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard® >  vanguard.com

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.

All rights reserved.

U.S. Patent Nos. 6,879,964; 7,337,138;

7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.

Vanguard Marketing Corporation, Distributor.

Q19672 052019

Semiannual Report | March 31, 2019 Vanguard Core Bond Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	47

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Core Bond Fund	9/30/2018	3/31/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,044.82	$1.27
Admiral™ Shares	1,000.00	1,044.92	0.66
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.68	$1.26
Admiral Shares	1,000.00	1,024.28	0.66

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.25% for Investor Shares and 0.13% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

2

Core Bond Fund

Sector Diversification

As of March 31, 2019

Asset-Backed	7.9%
Commercial Mortgage-Backed	4.2
Finance	9.8
Foreign	5.1
Government Mortgage-Backed	25.3
Industrial	18.6
Treasury/Agency	27.1
Utilities	1.7
Other	0.3

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

3

Core Bond Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (48.6%)
U.S. Government Securities (23.2%)
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/20	12,000	12,838
	United States Treasury Inflation Indexed Bonds	1.125%	1/15/21	13,000	15,153
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/21	48,000	50,580
	United States Treasury Note/Bond	1.375%	8/31/20	1,025	1,011
	United States Treasury Note/Bond	2.750%	11/30/20	1,700	1,712
	United States Treasury Note/Bond	2.500%	12/31/20	2,000	2,006
	United States Treasury Note/Bond	2.375%	3/15/21	1,500	1,503
	United States Treasury Note/Bond	2.250%	4/30/21	2,300	2,299
	United States Treasury Note/Bond	2.625%	6/15/21	330	333
	United States Treasury Note/Bond	1.125%	7/31/21	800	780
	United States Treasury Note/Bond	2.000%	8/31/21	900	895
	United States Treasury Note/Bond	1.875%	9/30/22	1,800	1,779
	United States Treasury Note/Bond	2.000%	11/30/22	5,076	5,036
	United States Treasury Note/Bond	2.375%	1/31/23	7,095	7,135
	United States Treasury Note/Bond	2.625%	2/28/23	5,000	5,075
	United States Treasury Note/Bond	2.750%	4/30/23	8,100	8,264
	United States Treasury Note/Bond	1.625%	10/31/23	2,000	1,947
	United States Treasury Note/Bond	2.875%	11/30/23	2,400	2,469
	United States Treasury Note/Bond	2.250%	12/31/23	2,300	2,301
1	United States Treasury Note/Bond	2.750%	2/15/24	1,900	1,944
	United States Treasury Note/Bond	2.125%	9/30/24	1,800	1,787
	United States Treasury Note/Bond	2.750%	6/30/25	3,000	3,079
	United States Treasury Note/Bond	3.000%	10/31/25	250	260
	United States Treasury Note/Bond	1.625%	2/15/26	3	3
	United States Treasury Note/Bond	2.500%	2/28/26	1,000	1,012
	United States Treasury Note/Bond	2.875%	5/15/28	800	832
	United States Treasury Note/Bond	4.500%	2/15/36	18,400	23,339
	United States Treasury Note/Bond	4.500%	5/15/38	1,000	1,288
	United States Treasury Note/Bond	3.500%	2/15/39	350	397
	United States Treasury Note/Bond	4.375%	11/15/39	6,630	8,440
	United States Treasury Note/Bond	4.625%	2/15/40	425	559
	United States Treasury Note/Bond	4.375%	5/15/40	6,400	8,158
	United States Treasury Note/Bond	3.750%	8/15/41	650	762
	United States Treasury Note/Bond	3.125%	11/15/41	600	640
	United States Treasury Note/Bond	3.125%	2/15/42	650	692
	United States Treasury Note/Bond	2.750%	8/15/42	130	130
	United States Treasury Note/Bond	3.625%	8/15/43	2,200	2,533
	United States Treasury Note/Bond	3.375%	5/15/44	4,000	4,431
	United States Treasury Note/Bond	2.875%	8/15/45	550	559
2	United States Treasury Note/Bond	2.500%	2/15/46	13,000	12,255

4

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	United States Treasury Note/Bond	2.500%	5/15/46	640	603
	United States Treasury Note/Bond	2.750%	11/15/47	9,000	8,890
	United States Treasury Note/Bond	3.000%	2/15/48	6,000	6,222
	United States Treasury Note/Bond	3.125%	5/15/48	5,500	5,845
	United States Treasury Note/Bond	3.375%	11/15/48	5,000	5,576
					223,352
Agency Bonds and Notes (1.6%)
3	AID-Israel	0.000%	11/1/24	1,300	1,123
	Federal Home Loan Banks	1.375%	5/28/19	300	299
	Government Trust Certificate	0.000%	10/1/20	1,479	1,422
	Private Export Funding Corp.	3.550%	1/15/24	1,000	1,045
	Resolution Funding Corp. Interest Strip	0.000%	4/15/26	2,480	2,065
	Resolution Funding Corp. Interest Strip	0.000%	1/15/27	2,760	2,246
	Resolution Funding Corp. Interest Strip	0.000%	4/15/27	1,800	1,452
	Resolution Funding Corp. Interest Strip	0.000%	7/15/27	794	635
	Resolution Funding Corp. Interest Strip	0.000%	10/15/27	794	629
	Resolution Funding Corp. Interest Strip	0.000%	4/15/28	3,000	2,337
	Tennessee Valley Authority Principal Strip	0.000%	11/1/25	3,000	2,521
					15,774
Conventional Mortgage-Backed Securities (19.4%)
4,5,6	Fannie Mae Pool	2.500%	2/1/28–5/1/34	6,149	6,113
4,6	Fannie Mae Pool	3.000%	2/1/27–4/1/49	17,630	17,718
4,6	Fannie Mae Pool	3.500%	3/1/27–4/1/49	29,316	29,881
4,6	Fannie Mae Pool	4.000%	12/1/38–4/1/49	21,150	21,834
4,6	Fannie Mae Pool	4.500%	1/1/41–5/1/49	15,076	15,817
4,6	Fannie Mae Pool	5.000%	3/1/38–4/1/49	3,377	3,636
4,6	Fannie Mae Pool	6.000%	5/1/37	647	712
4,6	Freddie Mac Gold Pool	2.500%	10/1/31	730	727
4,6	Freddie Mac Gold Pool	3.000%	9/1/46–8/1/47	4,661	4,646
4,6	Freddie Mac Gold Pool	3.500%	3/1/45–5/1/49	8,261	8,438
4,6	Freddie Mac Gold Pool	4.000%	1/1/46–9/1/48	10,251	10,573
4,6	Freddie Mac Gold Pool	4.500%	7/1/47–4/1/49	477	515
4	Ginnie Mae I Pool	3.000%	4/15/45	440	443
4	Ginnie Mae I Pool	3.500%	6/15/47	1,660	1,704
4	Ginnie Mae I Pool	4.000%	7/15/45–8/15/45	181	188
4	Ginnie Mae I Pool	4.500%	2/15/39–9/15/46	1,099	1,169
4	Ginnie Mae I Pool	5.000%	3/15/38–2/15/40	2,561	2,752
4	Ginnie Mae II Pool	3.000%	5/20/43–4/1/49	11,457	11,509
4	Ginnie Mae II Pool	3.500%	4/20/43–4/1/49	14,279	14,595
4,5	Ginnie Mae II Pool	4.000%	11/20/42–4/1/49	21,271	21,954
4,5	Ginnie Mae II Pool	4.500%	11/20/44–4/1/49	9,490	9,888
4,5	Ginnie Mae II Pool	5.000%	4/1/49	100	104
4,5,6	UMBS TBA	2.500%	6/1/34	1,750	1,738
4,5,6	UMBS TBA	3.500%	6/1/34	500	511
					187,165
Nonconventional Mortgage-Backed Securities (4.4%)
4,6,7	Fannie Mae Pool, 1YR CMT + 2.215%	4.507%	12/1/40	122	129
4,6	Fannie Mae REMICS	2.750%	8/25/47	1,640	1,614
4,6	Fannie Mae REMICS	3.000%	5/25/47–9/25/48	4,045	4,033
4,6,7	Fannie Mae REMICS 2005-45,
	1M USD LIBOR + 0.370%	2.855%	6/25/35	89	89
4,6,7	Fannie Mae REMICS 2005-95,
	1M USD LIBOR + 0.410%	2.896%	11/25/35	97	98

5

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4,6,7	Fannie Mae REMICS 2006-46,
	1M USD LIBOR + 0.320%	2.806%	6/25/36	329	326
4,6,7	Fannie Mae REMICS 2007-4,
	1M USD LIBOR + 0.445%	2.931%	2/25/37	35	35
4,6,7	Fannie Mae REMICS 2012-122,
	1M USD LIBOR + 0.400%	2.886%	11/25/42	124	124
4,6,7	Fannie Mae REMICS 2013-19,
	1M USD LIBOR + 0.300%	2.786%	9/25/41	162	162
4,6,7	Fannie Mae REMICS 2013-39,
	1M USD LIBOR + 0.350%	2.836%	5/25/43	159	158
4,6,7	Fannie Mae REMICS 2015-22,
	1M USD LIBOR + 0.300%	2.786%	4/25/45	135	134
4,6,7	Fannie Mae REMICS 2016-55,
	1M USD LIBOR + 0.500%	2.986%	8/25/46	272	274
4,6,7	Fannie Mae REMICS 2016-60,
	1M USD LIBOR + 0.250%	2.735%	9/25/46	524	520
4,6,7	Fannie Mae REMICS 2016-62,
	1M USD LIBOR + 0.400%	2.886%	9/25/46	538	538
4,6,7	Fannie Mae REMICS 2016-93,
	1M USD LIBOR + 0.350%	2.836%	12/25/46	1,063	1,059
4,6	Fannie Mae REMICS 2017-109	3.500%	11/25/45	733	751
4,6	Fannie Mae REMICS 2018-13	3.000%	3/25/48	1,853	1,853
4,6	Fannie Mae REMICS 2018-15	3.500%	10/25/44	835	853
4,6	Fannie Mae REMICS 2018-58	3.000%	8/25/48	3,563	3,541
4,6	Fannie Mae REMICS 2018-65	3.000%	9/25/48	2,507	2,494
4,6	Freddie Mac Non Gold Pool	4.812%	7/1/33	71	75
4,6,7	Freddie Mac Non Gold Pool,
	1YR CMT + 2.237%	4.451%	7/1/35	508	536
4,6,7	Freddie Mac Non Gold Pool,
	1YR CMT + 2.243%	4.491%	9/1/37	419	442
4,6	Freddie Mac REMICS	3.000%	11/25/47 –12/15/47	3,142	3,135
4,6,7	Freddie Mac REMICS,
	1M USD LIBOR + 0.350%	2.834%	11/15/36 –8/15/43	243	241
4,6,7	Freddie Mac REMICS,
	1M USD LIBOR + 0.360%	2.844%	11/15/36	87	87
4,6,7	Freddie Mac REMICS,
	1M USD LIBOR + 0.450%	2.934%	6/15/42	45	45
4,6,7,8	Freddie Mac REMICS,
	6.150% - 1M USD LIBOR	3.666%	9/15/47	30,643	5,573
4	Ginnie Mae REMICS	3.000%	12/20/47 –7/20/48	7,068	7,066
4	Ginnie Mae REMICS	3.500%	7/20/48	5,479	5,601
4,9	Ginnie Mae REMICS	4.000%	1/20/45	1,497	249
4,7,8	Ginnie Mae REMICS,
	6.150% - 1M USD LIBOR	3.662%	6/20/47	4,577	775
					42,610
Total U.S. Government and Agency Obligations (Cost $464,477)					468,901
Asset-Backed/Commercial Mortgage-Backed Securities (11.6%)
4	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	180	178
4,10	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	92	95
4,10	American Tower Trust #1	3.652%	3/23/28	260	262
4	AmeriCredit Automobile Receivables
	Trust 2016-2	3.650%	5/9/22	125	126

6

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	AmeriCredit Automobile Receivables
	Trust 2016-3	2.710%	9/8/22	200	199
4	AmeriCredit Automobile Receivables
	Trust 2018-2	4.010%	7/18/24	390	399
4	AmeriCredit Automobile Receivables
	Trust 2019-1	3.620%	3/18/25	580	586
4,10	Applebee’s Funding LLC / IHOP Funding LLC	4.277%	9/5/44	35	35
4,10	ARL Second LLC 2014-1A	2.920%	6/15/44	50	50
4,10	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	800	813
4,10	Aventura Mall Trust 2018-AVM	4.112%	7/5/40	700	747
4,10	Avis Budget Rental Car Funding AESOP LLC	3.450%	3/20/23	130	131
4,10	Avis Budget Rental Car Funding AESOP LLC
	2015-2A	2.630%	12/20/21	380	378
4,10	Avis Budget Rental Car Funding AESOP LLC
	2016-1A	2.990%	6/20/22	500	501
4,10	Avis Budget Rental Car Funding AESOP LLC
	2017-1A	3.070%	9/20/23	355	355
4,10	Avis Budget Rental Car Funding AESOP LLC
	2017-2A	2.970%	3/20/24	180	180
4,10	Avis Budget Rental Car Funding AESOP LLC
	2018-1A	3.700%	9/20/24	270	275
4,10	Avis Budget Rental Car Funding AESOP LLC
	2018-1A	4.730%	9/20/24	100	102
4,10	Avis Budget Rental Car Funding AESOP LLC
	2018-2A	4.000%	3/20/25	450	462
4	Banc of America Commercial Mortgage
	Trust 2015-UBS7	3.705%	9/15/48	160	166
4	BANK 2017 - BNK4	3.625%	5/15/50	19	20
4	BANK 2017 - BNK5	3.390%	6/15/60	25	25
4	BANK 2017 - BNK6	3.254%	7/15/60	70	70
4	BANK 2017 - BNK6	3.518%	7/15/60	80	82
4	BANK 2017 - BNK6	3.741%	7/15/60	50	51
4	BANK 2017 - BNK7	3.435%	9/15/60	100	102
4	BANK 2017 - BNK8	3.488%	11/15/50	180	184
4	BANK 2017 - BNK9	3.538%	11/15/54	260	266
4	BANK 2018 - BN10	3.688%	2/15/61	25	26
4	BANK 2018 - BN13	4.217%	8/15/61	240	258
4	BANK 2018 - BN14	4.185%	9/15/60	25	27
4	BANK 2018 - BN14	4.231%	9/15/60	35	38
4	BANK 2018 - BN15	4.407%	11/15/61	60	65
4	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	40	41
4	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	70	72
4	BENCHMARK 2018-B1 Mortgage Trust	4.059%	1/15/51	220	228
4	BENCHMARK 2018-B1 Mortgage Trust	4.118%	1/15/51	350	356
4	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	125	131
4	BENCHMARK 2018-B6 Mortgage Trust	4.170%	10/10/51	69	74
4	BENCHMARK 2018-B6 Mortgage Trust	4.261%	10/10/51	220	238
4	BENCHMARK 2018-B8 Mortgage Trust	4.232%	1/15/52	42	45
4,10	CAL Funding II Ltd. Series 2018-2A	4.340%	9/25/43	266	273
4	California Republic Auto Receivables
	Trust 2016-2	2.520%	5/16/22	210	208
4	California Republic Auto Receivables
	Trust 2016-2	3.510%	3/15/23	210	210

7

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4,10	Canadian Pacer Auto Receivables
	Trust A Series 2017	2.050%	3/19/21	138	138
4,10	Canadian Pacer Auto Receivables
	Trust A Series 2017	2.286%	1/19/22	100	100
4,10	Canadian Pacer Auto Receivables
	Trust A Series 2018	3.220%	9/19/22	140	142
4,10	Canadian Pacer Auto Receivables
	Trust A Series 2018	3.440%	8/21/23	50	52
4	Capital Auto Receivables Asset Trust 2016-2	3.160%	11/20/23	220	220
4	Capital Auto Receivables Asset Trust 2016-3	2.350%	9/20/21	50	50
4	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	40	40
4	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	100	99
4	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	100	100
4	CarMax Auto Owner Trust 2016-3	1.900%	4/15/22	200	197
4	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	190	188
4	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	190	189
4	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	150	149
4	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	90	89
4	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	40	40
4	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	40	40
4	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	50	50
4	CarMax Auto Owner Trust 2018-1	2.830%	9/15/23	90	90
4	CarMax Auto Owner Trust 2018-1	2.950%	11/15/23	50	50
4	CarMax Auto Owner Trust 2018-2	3.370%	10/16/23	90	92
4	CarMax Auto Owner Trust 2018-2	3.570%	12/15/23	130	132
4	CarMax Auto Owner Trust 2018-2	3.990%	4/15/25	100	102
4	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	110	113
4	CarMax Auto Owner Trust 2018-4	3.670%	5/15/24	100	103
4	CarMax Auto Owner Trust 2018-4	3.850%	7/15/24	70	72
4	CarMax Auto Owner Trust 2018-4	4.150%	4/15/25	100	103
4	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	10	10
4	CD 2016-CD1 Commercial Mortgage Trust	3.631%	8/10/49	270	263
4	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	60	61
4	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	85	86
4	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	19	19
4	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	61	60
4,10	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	265	266
4,10	Chrysler Capital Auto Receivables
	Trust 2016-AA	2.880%	6/15/22	90	90
4,10	Chrysler Capital Auto Receivables
	Trust 2016-AA	4.220%	2/15/23	90	91
4,10	Chrysler Capital Auto Receivables
	Trust 2016-BA	1.870%	2/15/22	20	20
4	Citigroup Commercial Mortgage
	Trust 2013-GC15	4.371%	9/10/46	30	32
4	Citigroup Commercial Mortgage
	Trust 2014-GC19	4.023%	3/10/47	320	336
4	Citigroup Commercial Mortgage
	Trust 2014-GC21	3.575%	5/10/47	189	196
4	Citigroup Commercial Mortgage
	Trust 2014-GC23	3.622%	7/10/47	350	362
4	Citigroup Commercial Mortgage
	Trust 2014-GC23	4.175%	7/10/47	230	232

8

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	Citigroup Commercial Mortgage
	Trust 2014-GC25	3.372%	10/10/47	10	10
4	Citigroup Commercial Mortgage
	Trust 2014-GC25	3.635%	10/10/47	360	373
4	Citigroup Commercial Mortgage
	Trust 2014-GC25	4.345%	10/10/47	140	147
4	Citigroup Commercial Mortgage
	Trust 2014-GC25	4.528%	10/10/47	175	181
4	Citigroup Commercial Mortgage
	Trust 2015-GC27	3.137%	2/10/48	228	229
4	Citigroup Commercial Mortgage
	Trust 2015-GC31	3.762%	6/10/48	110	115
4	Citigroup Commercial Mortgage
	Trust 2015-GC33	3.778%	9/10/58	410	428
4	Citigroup Commercial Mortgage
	Trust 2016-C1	3.209%	5/10/49	141	142
4	Citigroup Commercial Mortgage
	Trust 2016-P4	2.902%	7/10/49	20	20
4	Citigroup Commercial Mortgage
	Trust 2017-P8	4.192%	9/15/50	60	62
4	Citigroup Commercial Mortgage
	Trust 2017-P8	4.270%	9/15/50	110	110
4	Citigroup Commercial Mortgage
	Trust 2018-C5	4.228%	6/10/51	45	48
4	Citigroup Commercial Mortgage
	Trust 2018-C6	4.343%	11/10/51	580	625
4	Citigroup Commercial Mortgage
	Trust 2018-C6	4.412%	11/10/51	15	16
4,10	CKE Restaurants Holdings Inc. 2018-1A	5.710%	6/20/48	577	607
4,10	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	40	40
4	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	500	497
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	60	62
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	500	523
4	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	230	243
4,10	COMM 2013-CCRE6 Mortgage Trust	3.147%	3/10/46	150	151
4,10	COMM 2013-CCRE6 Mortgage Trust	3.397%	3/10/46	210	211
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	10	10
4,10	COMM 2013-CCRE9 Mortgage Trust	4.257%	7/10/45	230	235
4,10	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	200	208
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	20	21
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	300	316
4	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	20	21
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	350	368
4	COMM 2014-CCRE17 Mortgage Trust	4.762%	5/10/47	190	195
4	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	30	31
4	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	20	20
4	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	350	361
4	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	50	52
4	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	228	231
4	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	120	125
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	124	125
4	CSAIL 2015-C4 Commercial Mortgage
	Trust	3.808%	11/15/48	358	372

9

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	CSAIL 2016-C7 Commercial Mortgage
	Trust	3.502%	11/15/49	60	61
4	CSAIL 2018-CX12 Commercial Mortgage
	Trust	4.224%	8/15/51	400	428
4	CSAIL 2019-C15 Commercial Mortgage
	Trust	4.053%	3/15/52	250	265
4,10	DB Master Finance LLC 2015-1A	3.980%	2/20/45	58	58
4	DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	240	262
4	DBJPM 16-C1 Mortgage Trust	3.350%	5/10/49	140	133
4,7,10	DELAM 2018-1, 1M USD LIBOR + 0.700%	3.182%	11/19/25	660	659
4,10	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	53	53
4,10	Dell Equipment Finance Trust 2017-2	2.190%	10/24/22	130	130
4,10	DLL Securitization Trust Series 2018-A3	3.460%	1/20/22	740	748
4,10	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	180	183
4,10	DRB Prime Student Loan Trust 2017-C	2.810%	11/25/42	370	367
4,10	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	132	133
4,10	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	200	203
4,10	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	90	91
4	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	50	50
4	Drive Auto Receivables Trust 2017-3	2.300%	5/17/21	21	21
4	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	360	360
4	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	560	564
4	Drive Auto Receivables Trust 2018-2	4.140%	8/15/24	390	397
4	Drive Auto Receivables Trust 2018-3	3.370%	9/15/22	490	491
4	Drive Auto Receivables Trust 2018-3	3.720%	9/16/24	480	486
4	Drive Auto Receivables Trust 2018-3	4.300%	9/16/24	260	266
4	Drive Auto Receivables Trust 2018-5	3.680%	7/15/23	500	505
4	Drive Auto Receivables Trust 2018-5	3.990%	1/15/25	480	488
4	Drive Auto Receivables Trust 2018-5	4.300%	4/15/26	650	669
4,10	ELFI Graduate Loan Program 2018-A LLC	3.430%	8/25/42	271	272
4,10	Enterprise Fleet Financing LLC
	Series 2018-3	3.550%	5/20/24	230	235
4,6,7	Fannie Mae Connecticut Avenue Securities
	2016-C04, 1M USD LIBOR + 1.450%	3.935%	1/25/29	56	56
4,6,7	Fannie Mae Connecticut Avenue Securities
	2016-C05, 1M USD LIBOR + 0.015%	3.836%	1/25/29	38	38
4,6	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	20	20
4,10	Flagship Credit Auto Trust 2016-4	1.960%	2/16/21	10	10
4	Ford Credit Auto Lease Trust 2018-A	3.170%	9/15/21	220	221
4	Ford Credit Auto Lease Trust 2019-A	3.250%	7/15/22	600	601
4,10	Ford Credit Auto Owner Trust 2014-REV1	2.410%	11/15/25	250	250
4,10	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	450	447
4,10	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	650	639
4,10	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	120	117
4,10	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	250	247
4,10	Ford Credit Auto Owner Trust 2018-1	3.190%	7/15/31	250	251
4,10	Ford Credit Auto Owner Trust 2018-2	3.470%	1/15/30	430	438
4,10	Ford Credit Auto Owner Trust 2018-2	3.610%	1/15/30	260	263
4,10	Ford Credit Auto Owner Trust 2018-2	3.760%	1/15/30	120	122
4,10	Ford Credit Auto Owner Trust 2018-REV1	3.340%	7/15/31	100	99
4,10	Ford Credit Auto Owner Trust 2019-1	3.520%	7/15/30	660	673
4	Ford Credit Auto Owner Trust 2019-A	3.020%	10/15/24	320	322
4	Ford Credit Auto Owner Trust 2019-A	3.250%	9/15/25	340	342

10

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4,6,10	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI1	3.744%	2/25/48	307	306
4,6,10	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI2	3.819%	5/25/48	173	173
4,6,10	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI3	4.167%	8/25/48	111	111
4,6,10	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI4	4.460%	11/25/48	259	260
4,6,7,10	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2019-DNA2,
	1M USD LIBOR + 0.800%	3.287%	3/25/49	120	120
4,6,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2019-DNA3,
	1M USD LIBOR + 2.000%	4.485%	12/25/28	154	156
4,10	FRS I LLC 2013-1A	3.080%	4/15/43	181	181
4	GM Financial Automobile Leasing
	Trust 2017-3	2.730%	9/20/21	40	40
4,10	GM Financial Consumer Automobile 2017-3	2.130%	3/16/23	150	148
4,10	GM Financial Consumer Automobile 2017-3	2.330%	3/16/23	40	40
4,10	GMF Floorplan Owner Revolving
	Trust 2016-1	2.410%	5/17/21	330	330
4,10	GMF Floorplan Owner Revolving
	Trust 2016-1	2.850%	5/17/21	330	330
4,10	GMF Floorplan Owner Revolving
	Trust 2017-2	2.440%	7/15/22	260	258
4,10	GMF Floorplan Owner Revolving
	Trust 2017-2	2.630%	7/15/22	140	139
4,10	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	1,700	1,741
4,7,10	Gosforth Funding 2018-1A plc,
	3M USD LIBOR + 0.450%	3.101%	8/25/60	276	275
4,10	GreatAmerica Leasing Receivables
	Funding LLC Series 2018-1	2.830%	6/17/24	110	110
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	350	354
4	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	30	31
4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	300	315
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	390	410
4	GS Mortgage Securities Trust 2014-GC24	4.509%	9/10/47	170	179
4	GS Mortgage Securities Trust 2014-GC24	4.530%	9/10/47	150	145
4	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	150	152
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	140	145
4	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	30	30
4	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	203	207
4	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	113	115
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	50	52
4	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	50	49
4,10	Hardee’s Funding HNGRY 2018-1	4.959%	6/20/48	50	52
4,10	Harley Marine Financing LLC Barge 2018-1	5.682%	5/15/43	185	160
4,10	Hertz Fleet Lease Funding LP 2018-1	3.230%	5/10/32	710	711
4,10	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	100	100
4,10	Hertz Vehicle Financing II LP 2016-3A	2.270%	7/25/20	25	25
4,10	Hertz Vehicle Financing II LP 2018-1A	3.290%	2/25/24	100	99
4,10	Hertz Vehicle Financing II LP 2018-1A	3.600%	2/25/24	110	109
4,10	Hertz Vehicle Financing LLC 2017-2A	3.290%	10/25/23	100	100
4,10	Hertz Vehicle Financing LLC 2017-2A	4.200%	10/25/23	250	254

11

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4,10	Hilton USA Trust 2016-HHV	3.719%	11/5/38	20	20
4,7,10	Holmes Master Issuer plc 2018-1,
	3M USD LIBOR + 0.360%	3.147%	10/15/54	530	529
4,7,10	Holmes Master Issuer plc 2018-2A,
	3M USD LIBOR + 0.420%	3.207%	10/15/54	390	389
4	Honda Auto Receivables 2017-4
	Owner Trust	2.210%	3/21/24	80	79
4,10	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	250	249
4,7,10	Invitation Homes 2017-SFR2 Trust,
	1M USD LIBOR + 0.850%	3.332%	12/17/36	369	366
4,7,10	Invitation Homes 2017-SFR2 Trust,
	1M USD LIBOR + 1.150%	3.632%	12/17/36	130	130
4,7,10	Invitation Homes 2018-SFR1 Trust,
	1M USD LIBOR + 0.700%	3.182%	3/17/37	285	281
4,7,10	Invitation Homes 2018-SFR1 Trust,
	1M USD LIBOR + 0.950%	3.432%	3/17/37	100	99
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	1,516	1,559
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.382%	8/15/46	550	577
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	20	20
4,10	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	90	91
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	4.003%	1/15/46	230	234
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	10	10
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	80	80
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP3	2.870%	8/15/49	50	49
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP4	3.648%	12/15/49	90	93
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.490%	7/15/50	30	31
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.363%	7/15/45	1,339	1,365
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	30	31
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.207%	11/15/45	30	32
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	330	348
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	144	149
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.231%	1/15/48	350	355
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.494%	1/15/48	350	360
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C27	3.179%	2/15/48	258	259
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.822%	7/15/48	80	83

12

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	100	104
4	JPMCC Commercial Mortgage Securities
	Trust 2017-JP5	3.723%	3/15/50	70	73
4	JPMCC Commercial Mortgage Securities
	Trust 2017-JP7	3.454%	9/15/50	60	61
4	JPMDB Commercial Mortgage Securities
	Trust 2016-C4	3.141%	12/15/49	30	30
4	JPMDB Commercial Mortgage Securities
	Trust 2017-C7	3.409%	10/15/50	60	60
4	JPMDB Commercial Mortgage Securities
	Trust 2018-C8	4.211%	6/15/51	50	54
4,7,10	Lanark Master Issuer plc 2018-1A,
	3M USD LIBOR + 0.420%	3.083%	12/22/69	144	144
4,7,10	Lanark Master Issuer plc 2018-2A,
	1M USD LIBOR + 0.420%	3.083%	12/22/69	229	229
4,10	Laurel Road Prime Student Loan
	Trust 2018-B	3.540%	5/26/43	580	591
4,10	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	120	122
4,10	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	100	102
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	100	102
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.085%	7/15/46	200	200
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	400	423
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	3.773%	4/15/47	302	314
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.051%	4/15/47	10	10
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	4.913%	4/15/47	150	158
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	3.892%	6/15/47	20	21
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.338%	6/15/47	80	83
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	3.741%	8/15/47	350	363
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C18	3.923%	10/15/47	350	366
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.526%	12/15/47	390	400
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.249%	2/15/48	188	190
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C24	3.732%	5/15/48	975	1,014
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.635%	10/15/48	180	186
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	3.325%	5/15/49	130	132
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	4.751%	5/15/49	160	166
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	310	321

13

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	90	92
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	499	519
4	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	50	50
4	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	40	39
4	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	150	154
4	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	55	56
4	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	30	32
4,7,10	Motor plc 2017-1A,
	1M USD LIBOR + 0.530%	3.016%	9/25/24	584	583
4,10	MSBAM Commercial Mortgage Securities
	Trust 2012-CKSV	3.277%	10/15/30	1,630	1,618
4,7,10	Navient Student Loan Trust 2016-2,
	1M USD LIBOR + 1.050%	3.535%	6/25/65	163	164
4,7,10	Navient Student Loan Trust 2016-3,
	1M USD LIBOR + 0.850%	3.336%	6/25/65	42	43
4,7,10	Navient Student Loan Trust 2016-6A,
	1M USD LIBOR + 0.750%	3.236%	3/25/66	94	94
4,10	Navient Student Loan Trust 2017-A	2.880%	12/16/58	240	237
4,10	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	430	439
4,10	Navient Student Loan Trust 2018-BA	4.000%	12/15/59	1,320	1,370
4,10	Navient Student Loan Trust 2018-CA	3.520%	6/16/42	550	556
4,10	Navient Student Loan Trust 2018-DA	4.000%	12/15/59	640	665
4,10	NextGear Floorplan Master Owner
	Trust 2016-1A	2.740%	4/15/21	580	580
4	Nissan Auto Receivables 2017-C
	Owner Trust	2.280%	2/15/24	320	318
4,10	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	700	691
4,7,10	Pepper Residential Securities Trust
	2017A-A1UA, 1M USD LIBOR + 1.100%	3.593%	3/10/58	40	40
4,7,10	Pepper Residential Securities Trust
	2021-A1U, 1M USD LIBOR + 0.880%	3.362%	1/16/60	615	614
4,7,10	Pepper Residential Securities Trust
	2022-A1U, 1M USD LIBOR + 0.350%	3.488%	6/20/60	462	460
4,7,10	Pepper Residential Securities Trust
	2023-A1U, 1M USD LIBOR + 0.950%	3.503%	8/18/60	430	430
4,7,10	Permanent Master Issuer plc 2018-1A,
	3M USD LIBOR + 0.380%	3.167%	7/15/58	250	249
4,10	PFS Financing Corp. 2017-B	2.220%	7/15/22	340	337
4,7,10	PFS Financing Corp. 2017-C,
	1M USD LIBOR + 0.470%	2.954%	10/15/21	410	410
4,10	PFS Financing Corp. 2017-D	2.400%	10/17/22	430	427
4,10	PFS Financing Corp. 2018-D	3.190%	4/17/23	250	251
4,7,10	PHEAA Student Loan Trust 2016-2A,
	1M USD LIBOR + 0.950%	3.436%	11/25/65	159	160
4,10	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	411	410
4,10	Progress Residential 2017-SFR2 Trust	2.897%	12/17/34	200	199
4,10	Progress Residential 2017-SFR2 Trust	3.196%	12/17/34	100	99
4,10	Progress Residential 2018-SFR1 Trust	3.255%	3/17/35	390	392
4,10	Progress Residential 2018-SFR1 Trust	3.484%	3/17/35	100	100
4,10	Progress Residential 2018-SFR3 Trust	3.880%	10/17/35	580	595
4,7,10	Resimac Premier Series 2016-1A,
	1M USD LIBOR + 1.390%	3.883%	10/10/47	382	382

14

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4,7,10	Resimac Premier Series 2018-1A,
	1M USD LIBOR + 0.800%	3.292%	11/10/49	521	520
4,7,10	Resimac Premier Series 2018-1NCA,
	1M USD LIBOR + 0.850%	3.332%	12/16/59	815	813
4,7,10	Resimac Premier Series 2018-2,
	1M USD LIBOR + 0.850%	3.341%	4/10/50	143	142
4	Santander Drive Auto Receivables
	Trust 2016-2	3.390%	4/15/22	140	141
4	Santander Drive Auto Receivables
	Trust 2017-3	1.870%	6/15/21	74	74
4	Santander Drive Auto Receivables
	Trust 2017-3	2.760%	12/15/22	110	110
4	Santander Drive Auto Receivables
	Trust 2018-1	2.960%	3/15/24	310	309
4	Santander Drive Auto Receivables
	Trust 2018-1	3.320%	3/15/24	140	140
4	Santander Drive Auto Receivables
	Trust 2018-3	3.290%	10/17/22	460	461
4	Santander Drive Auto Receivables
	Trust 2018-3	4.070%	8/15/24	760	773
4	Santander Drive Auto Receivables
	Trust 2018-4	3.980%	12/15/25	470	475
4	Santander Drive Auto Receivables
	Trust 2018-5	4.190%	12/16/24	540	549
4,10	Santander Retail Auto Lease Trust 2017-A	2.370%	1/20/22	100	100
4,10	Santander Retail Auto Lease Trust 2018-A	3.490%	5/20/22	325	326
4,10	Securitized Term Auto Receivables
	Trust 2016-1A	1.524%	3/25/20	5	5
4,10	Securitized Term Auto Receivables
	Trust 2016-1A	1.794%	2/25/21	40	40
4,10	Securitized Term Auto Receivables
	Trust 2017-2A	2.289%	3/25/22	180	180
4,10	Securitized Term Auto Receivables
	Trust 2018-2A	3.544%	6/26/23	130	132
4	Small Business Administration Participation
	Certs 2018-20C	3.200%	3/1/38	1,118	1,135
4	Small Business Administration Participation
	Certs 2018-20J	3.770%	10/1/38	4,846	5,077
4	Small Business Administration Participation
	Certs 2018-20K	3.870%	11/1/38	3,700	3,917
4	Small Business Administration Participation
	Certs 2018-20L	3.540%	12/1/38	2,300	2,399
4	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	40	39
4,10	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	319	318
4,7,10	SMB Private Education Loan Trust 2016-B,
	1M USD LIBOR + 1.500%	3.934%	2/17/32	208	213
4,7,10	SMB Private Education Loan Trust 2016-C,
	1M USD LIBOR + 1.100%	3.584%	9/15/34	87	88
4,7,10	SMB Private Education Loan Trust 2017-A,
	1M USD LIBOR + 0.900%	3.384%	9/15/34	117	117
4,10	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	260	258
4,10	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	450	461
4,10	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	570	582
4,10	SoFi Professional Loan Program 2016-B LLC	2.740%	10/25/32	348	347

15

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4,10	SoFi Professional Loan Program 2016-C LLC	2.360%	12/27/32	547	540
4,10	SoFi Professional Loan Program 2016-D LLC	2.340%	4/25/33	93	91
4,7,10	SoFi Professional Loan Program 2016-D LLC,
	1M USD LIBOR + 0.950%	3.436%	1/25/39	29	29
4,10	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	10	10
4,10	SoFi Professional Loan Program 2017-D LLC	2.650%	9/25/40	120	119
4,10	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	130	129
4,10	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	180	179
4,10	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	100	99
4,10	SoFi Professional Loan Program 2018-C LLC	3.590%	1/25/48	820	838
4,10	SoFi Professional Loan Program 2018-D LLC	3.600%	2/25/48	400	410
4,10	Stack Infrastructure Issuer LLC 19-1A	4.540%	2/25/44	55	56
10	Stadshypotek AB	2.500%	4/5/22	250	249
4	Synchrony Credit Card Master Note
	Trust 2016-2	2.950%	5/15/24	140	139
4	Synchrony Credit Card Master Note
	Trust 2017-2	2.620%	10/15/25	560	557
4	Synchrony Credit Card Master Note
	Trust 2017-2	2.820%	10/15/25	170	169
4	Synchrony Credit Card Master Note
	Trust 2017-2	3.010%	10/15/25	230	229
4,10	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	35	36
4,10	Taco Bell Funding LLC 2018-1	4.940%	11/25/48	389	409
4,10	Tesla Auto Lease Trust 2018-A	2.320%	12/20/19	164	164
4,10	Tesla Auto Lease Trust 2018-B	3.710%	8/20/21	1,855	1,875
4,10	Tesla Auto Lease Trust 2018-B	4.120%	10/20/21	320	324
4,10	Tesla Auto Lease Trust 2018-B	4.360%	10/20/21	200	202
4,10	Tidewater Auto Receivables Trust 2018-AA	3.120%	7/15/22	268	268
4,10	Tidewater Auto Receivables Trust 2018-AA	3.450%	11/15/24	100	100
4,10	Tidewater Auto Receivables Trust 2018-AA	3.840%	11/15/24	100	101
4,10	Tidewater Auto Receivables Trust 2018-AA	4.300%	11/15/24	100	102
4,10	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	100	104
10	Toronto-Dominion Bank	2.250%	3/15/21	30	30
4,10	Trafigura Securitisation Finance plc 2017-1A	2.470%	12/15/20	890	881
4,10	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	620	623
4,10	Trinity Rail Leasing LP 2018-1A	4.620%	6/17/48	440	463
4,10	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	69	69
4,10	Triton Container Finance LLC 2018-A2	4.190%	6/22/43	620	632
4	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	12	12
4	UBS-Barclays Commercial Mortgage
	Trust 2013-C6	3.469%	4/10/46	10	10
4,10	Vantage Data Centers Issuer LLC	4.072%	2/16/43	119	120
4,10	Verizon Owner Trust 2017-3	2.380%	4/20/22	240	238
4,10	Verizon Owner Trust 2017-3	2.530%	4/20/22	250	248
4,10	Verizon Owner Trust 2018-1	3.050%	9/20/22	350	351
4	Verizon Owner Trust 2018-A	3.230%	4/20/23	340	344
4	Wells Fargo Commercial Mortgage
	Trust 2012- LC5	3.539%	10/15/45	40	41
4	Wells Fargo Commercial Mortgage
	Trust 2013-LC12	4.218%	7/15/46	350	368
4	Wells Fargo Commercial Mortgage
	Trust 2013-LC12	4.287%	7/15/46	450	468
4	Wells Fargo Commercial Mortgage
	Trust 2014-LC18	3.405%	12/15/47	190	194

16

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	Wells Fargo Commercial Mortgage
	Trust 2015-C26	3.166%	2/15/48	110	111
4	Wells Fargo Commercial Mortgage
	Trust 2015-C27	3.190%	2/15/48	368	374
4	Wells Fargo Commercial Mortgage
	Trust 2015-C27	3.451%	2/15/48	2,260	2,310
4	Wells Fargo Commercial Mortgage
	Trust 2015-C29	3.637%	6/15/48	590	609
4	Wells Fargo Commercial Mortgage
	Trust 2015-C30	4.497%	9/15/58	200	206
4	Wells Fargo Commercial Mortgage
	Trust 2015-LC22	3.839%	9/15/58	170	178
4	Wells Fargo Commercial Mortgage
	Trust 2015-LC22	4.543%	9/15/58	160	165
4	Wells Fargo Commercial Mortgage
	Trust 2015-SG1	3.789%	9/15/48	90	93
4	Wells Fargo Commercial Mortgage
	Trust 2016-BNK1	2.652%	8/15/49	100	97
4	Wells Fargo Commercial Mortgage
	Trust 2016-C32	3.560%	1/15/59	160	165
4	Wells Fargo Commercial Mortgage
	Trust 2016-C37	3.525%	12/15/49	20	20
4	Wells Fargo Commercial Mortgage
	Trust 2016-C37	3.794%	12/15/49	70	73
4	Wells Fargo Commercial Mortgage
	Trust 2017-C38	3.453%	7/15/50	90	91
4	Wells Fargo Commercial Mortgage
	Trust 2017-C39	3.157%	9/15/50	10	10
4	Wells Fargo Commercial Mortgage
	Trust 2017-C40	3.581%	10/15/50	20	21
4	Wells Fargo Commercial Mortgage
	Trust 2017-C41	3.472%	11/15/50	100	102
4	Wells Fargo Commercial Mortgage
	Trust 2017-C42	3.589%	12/15/50	55	56
4	Wells Fargo Commercial Mortgage
	Trust 2017-RC1	3.631%	1/15/60	32	33
4	Wells Fargo Commercial Mortgage
	Trust 2018-C43	4.514%	3/15/51	50	51
4	Wells Fargo Commercial Mortgage
	Trust 2018-C46	4.152%	8/15/51	65	69
4	Wells Fargo Commercial Mortgage
	Trust 2018-C47	4.365%	9/15/61	250	270
4	Wells Fargo Commercial Mortgage
	Trust 2018-C47	4.442%	9/15/61	90	98
4	Wells Fargo Commercial Mortgage
	Trust 2018-C48	4.245%	1/15/52	50	54
4	Wells Fargo Commercial Mortgage
	Trust 2019-C49	3.933%	3/15/52	80	84
4	Wells Fargo Commercial Mortgage
	Trust 2019-C49	4.023%	3/15/52	250	264
4,10	Wendys Funding LLC 2015-1A	4.497%	6/15/45	48	50
4,10	Wendys Funding LLC 2018-1	3.573%	3/15/48	99	97
4,10	Wendys Funding LLC 2018-1	3.884%	3/15/48	138	137

17

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	WFRBS Commercial Mortgage
	Trust 2013-C15	4.153%	8/15/46	100	105
4	WFRBS Commercial Mortgage
	Trust 2013-C18	4.162%	12/15/46	20	21
4	WFRBS Commercial Mortgage
	Trust 2014-C19	3.829%	3/15/47	170	177
4	WFRBS Commercial Mortgage
	Trust 2014-C20	3.995%	5/15/47	20	21
4	WFRBS Commercial Mortgage
	Trust 2014-C21	3.410%	8/15/47	10	10
4	WFRBS Commercial Mortgage
	Trust 2014-C21	3.678%	8/15/47	360	372
4	WFRBS Commercial Mortgage
	Trust 2014-C23	3.650%	10/15/57	246	253
4	WFRBS Commercial Mortgage
	Trust 2014-C24	3.607%	11/15/47	380	392
4	WFRBS Commercial Mortgage
	Trust 2014-LC14	4.045%	3/15/47	350	368
4	World Omni Auto Receivables
	Trust 2018-A	2.890%	4/15/25	40	40
4	World Omni Automobile Lease Securitization
	Trust 2019-B	3.240%	7/15/24	160	161
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $111,109)					112,182
Corporate Bonds (28.4%)
Finance (9.4%)
	Banking (8.3%)
4,11	Abanca Corp. Bancaria SA	6.125%	1/18/29	700	786
	American Express Co.	4.200%	11/6/25	3,500	3,700
	Bank of America Corp.	3.875%	8/1/25	205	212
4	Bank of America Corp.	3.974%	2/7/30	4,500	4,585
	Bank of Montreal	3.300%	2/5/24	4,750	4,803
12	Banque Federative du Credit Mutuel SA	1.375%	12/20/21	600	776
4,13	BPCE SA	5.400%	10/27/25	1,070	784
12	Citigroup Inc.	2.750%	1/24/24	1,405	1,879
4	Citigroup Inc.	4.044%	6/1/24	2,125	2,193
	Citigroup Inc.	3.200%	10/21/26	1,000	979
7,13	Cooperatieve Rabobank UA,
	3M Australian Bank Bill Rate + 2.500%	4.583%	7/2/25	6,550	4,715
11	Danske Bank A/S	0.500%	5/6/21	2,529	2,852
10	Danske Bank A/S	5.375%	1/12/24	3,000	3,127
	Goldman Sachs Group Inc.	3.625%	2/20/24	4,600	4,655
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,035	1,043
4	Goldman Sachs Group Inc.	4.223%	5/1/29	1,100	1,125
4	HSBC Holdings plc	3.803%	3/11/25	5,635	5,717
4	HSBC Holdings plc	4.292%	9/12/26	3,000	3,094
4,12	HSBC Holdings plc	3.000%	7/22/28	1,350	1,811
	JPMorgan Chase & Co.	3.900%	7/15/25	3,257	3,387
4	JPMorgan Chase & Co.	3.509%	1/23/29	850	842
4	JPMorgan Chase & Co.	4.005%	4/23/29	2,865	2,938
7,13	Lloyds Banking Group plc,
	3M Australian Bank Bill Rate + 1.400%	3.263%	3/7/25	1,000	693
12	NIBC Bank NV	3.125%	11/15/23	1,700	2,230
4	Royal Bank of Scotland Group plc	4.269%	3/22/25	1,000	1,011

18

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Santander Holdings USA Inc.	3.700%	3/28/22	3,555	3,595
	Santander Holdings USA Inc.	3.400%	1/18/23	1,650	1,646
	Santander Holdings USA Inc.	4.400%	7/13/27	1,705	1,690
	Svenska Handelsbanken AB	3.900%	11/20/23	3,000	3,122
	Synchrony Bank	3.000%	6/15/22	2,070	2,045
	Wells Fargo & Co.	4.150%	1/24/29	2,625	2,751
7,13	Wells Fargo & Co.,
	3M Australian Bank Bill Rate + 1.100%	3.174%	4/27/22	1,500	1,070
	Westpac Banking Corp.	3.300%	2/26/24	4,320	4,366

	Brokerage (0.1%)
11	Blackstone Property Partners Europe
	Holdings Sarl	2.200%	7/24/25	900	1,028

	Insurance (0.2%)
10	Cigna Corp.	4.800%	8/15/38	890	915
11	Marsh & McLennan Cos. Inc.	1.979%	3/21/30	100	115
12	Pension Insurance Corp. plc	8.000%	11/23/26	500	751

	Other Finance (0.0%)
10	GTP Acquisition Partners I LLC	2.350%	6/15/20	70	69

	Real Estate Investment Trusts (0.8%)
	Brixmor Operating Partnership LP	3.650%	6/15/24	285	283
	Brixmor Operating Partnership LP	3.850%	2/1/25	60	60
	Brixmor Operating Partnership LP	4.125%	6/15/26	855	853
	Camden Property Trust	4.625%	6/15/21	20	21
	Camden Property Trust	4.875%	6/15/23	25	27
	Camden Property Trust	4.250%	1/15/24	65	68
	Camden Property Trust	3.500%	9/15/24	30	30
	Camden Property Trust	4.100%	10/15/28	1,290	1,355
	Kimco Realty Corp.	3.300%	2/1/25	2,000	1,979
	Mid-America Apartments LP	3.950%	3/15/29	1,500	1,526
	Omega Healthcare Investors Inc.	4.750%	1/15/28	700	712
	VEREIT Operating Partnership LP	4.875%	6/1/26	200	208
					90,222
Industrial (17.4%)
	Basic Industry (0.6%)
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	225	224
	DowDuPont Inc.	5.319%	11/15/38	1,400	1,557
	Vale Overseas Ltd.	6.250%	8/10/26	800	871
11	Vale SA	3.750%	1/10/23	500	596
	WRKCo Inc.	4.650%	3/15/26	2,800	2,967

	Capital Goods (1.1%)
	Ball Corp.	4.875%	3/15/26	65	67
10	Berry Global Inc.	4.500%	2/15/26	303	288
	Boeing Co.	2.600%	10/30/25	500	487
	Boeing Co.	2.250%	6/15/26	1,250	1,181
	Boeing Co.	2.800%	3/1/27	500	486
	Boeing Co.	3.200%	3/1/29	300	300
10	CFX Escrow Corp.	6.375%	2/15/26	100	106
11	CNH Industrial Finance Europe SA	1.875%	1/19/26	915	1,052

19

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Embraer SA	5.150%	6/15/22	1,400	1,452
11	Johnson Controls International plc	1.375%	2/25/25	2,145	2,425
10	Mueller Water Products Inc.	5.500%	6/15/26	625	636
7,10	Reynolds Group Issuer Inc. /
	Reynolds Group Issuer LLC,
	3M USD LIBOR + 3.500%	6.287%	7/15/21	250	251
10	TransDigm Inc.	6.250%	3/15/26	765	794
10	TransDigm Inc.	7.500%	3/15/27	195	200
	United Rentals North America Inc.	4.625%	10/15/25	115	113
	United Rentals North America Inc.	6.500%	12/15/26	275	289
	United Rentals North America Inc.	5.500%	5/15/27	100	101
	United Rentals North America Inc.	4.875%	1/15/28	261	253

	Communication (3.1%)
	CBS Corp.	4.200%	6/1/29	4,245	4,282
	Comcast Corp.	3.375%	8/15/25	5,875	5,937
	Comcast Corp.	4.150%	10/15/28	1,735	1,828
	Comcast Corp.	4.700%	10/15/48	960	1,041
10	CSC Holdings LLC	5.375%	2/1/28	750	750
10	CSC Holdings LLC	7.500%	4/1/28	250	268
11	Orange SA	1.000%	9/12/25	3,000	3,454
	Qwest Corp.	7.250%	9/15/25	200	216
	T-Mobile USA Inc.	4.500%	2/1/26	365	364
	T-Mobile USA Inc.	4.750%	2/1/28	385	382
10	Telefonica Celular del Paraguay SA	5.875%	4/15/27	840	854
13	Verizon Communications Inc.	4.050%	2/17/25	1,250	937
10	Verizon Communications Inc.	4.016%	12/3/29	7,000	7,205
	Viacom Inc.	4.375%	3/15/43	2,695	2,426

	Consumer Cyclical (2.3%)
10	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	570	563
10	Allison Transmission Inc.	5.875%	6/1/29	420	425
	American Axle & Manufacturing Inc.	6.500%	4/1/27	65	63
10	Churchill Downs Inc.	5.500%	4/1/27	275	278
10	Churchill Downs Inc.	4.750%	1/15/28	460	438
10	Eagle Intermediate Global Holding BV /
	Ruyi US Finance LLC	7.500%	5/1/25	550	542
	General Motors Co.	4.875%	10/2/23	8,000	8,310
	General Motors Financial Co. Inc.	4.200%	3/1/21	300	304
	General Motors Financial Co. Inc.	4.375%	9/25/21	510	521
	General Motors Financial Co. Inc.	3.500%	11/7/24	2,542	2,458
	General Motors Financial Co. Inc.	5.250%	3/1/26	650	670
10	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	339	344
	Lennar Corp.	4.750%	11/29/27	198	198
	MGM Growth Properties Operating
	Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	170	165
	MGM Growth Properties Operating
	Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	1/15/28	300	283
	MGM Resorts International	5.750%	6/15/25	74	76
	MGM Resorts International	4.625%	9/1/26	215	209
10	Nissan Motor Acceptance Corp.	3.875%	9/21/23	5,500	5,593
10	Panther BF Aggregator 2 LP /
	Panther Finance Co. Inc.	6.250%	5/15/26	75	77

20

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
10	Panther BF Aggregator 2 LP /
	Panther Finance Co. Inc.	8.500%	5/15/27	245	246
10	Performance Food Group Inc.	5.500%	6/1/24	620	623

	Consumer Noncyclical (3.5%)
	AbbVie Inc.	3.600%	5/14/25	3,550	3,556
	Altria Group Inc.	4.800%	2/14/29	8,200	8,447
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	4,000	4,257
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	4,445	4,266
10	Aramark Services Inc.	5.000%	2/1/28	400	396
10	Bausch Health Cos. Inc.	7.000%	3/15/24	190	201
10	Bausch Health Cos. Inc.	5.750%	8/15/27	100	103
	CVS Health Corp.	4.300%	3/25/28	9,700	9,843
	DaVita Inc.	5.125%	7/15/24	150	148
	DaVita Inc.	5.000%	5/1/25	100	96
11	Fresenius SE & Co. KGaA	2.125%	2/1/27	500	586
	HCA Inc.	5.250%	6/15/26	505	541
	HCA Inc.	5.375%	9/1/26	305	320
	HCA Inc.	5.625%	9/1/28	258	273
10	Hologic Inc.	4.375%	10/15/25	325	322
10	Resideo Funding Inc.	6.125%	11/1/26	481	497

	Energy (3.7%)
	Baker Hughes a GE Co. LLC /
	Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	3,000	2,917
	BP Capital Markets America Inc.	3.796%	9/21/25	2,500	2,588
	BP Capital Markets America Inc.	3.410%	2/11/26	900	918
	BP Capital Markets America Inc.	4.234%	11/6/28	335	358
	BP Capital Markets plc	3.279%	9/19/27	250	249
	Buckeye Partners LP	4.125%	12/1/27	375	358
	Buckeye Partners LP	5.600%	10/15/44	900	866
	ConocoPhillips Co.	4.300%	11/15/44	1,500	1,602
	Devon Energy Corp.	5.000%	6/15/45	1,435	1,504
10	Diamondback Energy Inc.	4.750%	11/1/24	285	290
	Diamondback Energy Inc.	4.750%	11/1/24	171	174
	Energy Transfer Operating LP	5.500%	6/1/27	1,028	1,113
	EQT Corp.	3.900%	10/1/27	2,000	1,871
	Husky Energy Inc.	4.400%	4/15/29	1,400	1,421
10	Marathon Petroleum Corp.	4.500%	4/1/48	1,000	959
	Newfield Exploration Co.	5.625%	7/1/24	285	311
	Newfield Exploration Co.	5.375%	1/1/26	180	194
	Phillips 66	4.875%	11/15/44	1,730	1,898
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	1,732	1,905
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	1,700	1,714
	Sunoco Logistics Partners Operations LP	5.950%	12/1/25	6,245	6,943
10	Tallgrass Energy Partners LP /
	Tallgrass Energy Finance Corp.	4.750%	10/1/23	243	245
10	Targa Resources Partners LP /
	Targa Resources Partners Finance Corp.	6.500%	7/15/27	75	81
10	Targa Resources Partners LP /
	Targa Resources Partners Finance Corp.	6.875%	1/15/29	75	82
	TransCanada PipeLines Ltd.	4.250%	5/15/28	3,000	3,129
	Valero Energy Corp.	4.000%	4/1/29	2,000	2,013

21

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Technology (1.5%)
	Apple Inc.	3.850%	5/4/43	6,000	6,108
10	CommScope Finance LLC	6.000%	3/1/26	180	185
10	CommScope Finance LLC	8.250%	3/1/27	455	472
	Equinix Inc.	5.375%	5/15/27	100	105
	Lam Research Corp.	3.750%	3/15/26	1,000	1,019
10	NXP BV / NXP Funding LLC	4.875%	3/1/24	3,000	3,165
11	SAP SE	1.625%	3/10/31	1,000	1,187
10	SS&C Technologies Inc.	5.500%	9/30/27	345	349
	Verisk Analytics Inc.	4.125%	3/15/29	1,065	1,095
	Western Digital Corp.	4.750%	2/15/26	280	268

	Transportation (1.6%)
4,10	Air Canada 2013-1 Class B
	Pass Through Trust	5.375%	5/15/21	2,063	2,111
13	Asciano Finance Ltd.	5.400%	5/12/27	1,000	770
13	Aurizon Network Pty Ltd.	4.000%	6/21/24	2,500	1,838
4	Continental Airlines 2005-ERJ1
	Pass Through Trust	9.798%	10/1/22	114	118
	CSX Corp.	4.250%	3/15/29	6,780	7,186
13	Qantas Airways Ltd.	7.500%	6/11/21	2,500	1,962
4	UAL 2007-1 Pass Through Trust	6.636%	7/2/22	1,324	1,390
					167,909
Utilities (1.6%)
	Electric (1.5%)
	Appalachian Power Co.	4.500%	3/1/49	2,225	2,311
10	EDP Finance BV	3.625%	7/15/24	2,750	2,729
	Exelon Corp.	3.950%	6/15/25	130	135
11	innogy Finance BV	5.750%	2/14/33	300	498
	PacifiCorp	4.150%	2/15/50	1,150	1,195
	Southern California Edison Co.	4.875%	3/1/49	550	584
	Virginia Electric & Power Co.	3.450%	2/15/24	4,500	4,609
	Virginia Electric & Power Co.	3.800%	4/1/28	3,000	3,106

	Other Utility (0.1%)
13	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	750	561
					15,728
Total Corporate Bonds (Cost $268,097)					273,859
Sovereign Bonds (5.7%)
10	Arab Petroleum Investments Corp.	4.125%	9/18/23	2,800	2,882
	Argentine Republic	5.625%	1/26/22	1,000	861
	Argentine Republic	6.875%	1/26/27	1,495	1,209
4	Bermuda	4.750%	2/15/29	1,160	1,229
	BOC Aviation Ltd.	3.875%	5/9/19	200	200
	Dominican Republic	6.600%	1/28/24	1,000	1,081
	Empresa Nacional del Petroleo	4.750%	12/6/21	3,200	3,294
	Equinor ASA	2.450%	1/17/23	600	596
	Export-Import Bank of India	3.875%	10/2/19	500	502
10	Export-Import Bank of India	3.875%	2/1/28	240	236
	Export-Import Bank of Korea	5.125%	6/29/20	500	514
	Export-Import Bank of Korea	3.000%	11/1/22	200	201
10	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	300	300

22

Core Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	200	200
	NTPC Ltd.	4.250%	2/26/26	250	253
10	Ontario Teachers’ Cadillac Fairview
	Properties Trust	3.125%	3/20/22	200	202
10	Ontario Teachers’ Cadillac Fairview
	Properties Trust	3.875%	3/20/27	200	206
10	Ontario Teachers’ Cadillac Fairview
	Properties Trust	4.125%	2/1/29	560	588
	Petrobras Global Finance BV	5.750%	2/1/29	550	544
	Petroleos del Peru SA	4.750%	6/19/32	750	770
	Petroleos Mexicanos	6.875%	8/4/26	4,725	4,938
	Province of Quebec	7.125%	2/9/24	200	239
	Republic of Colombia	10.375%	1/28/33	1,652	2,543
	Republic of Croatia	6.750%	11/5/19	1,500	1,532
	Republic of Latvia	2.750%	1/12/20	2,000	1,998
	Republic of Lithuania	6.125%	3/9/21	365	386
	Republic of Lithuania	6.625%	2/1/22	2,000	2,194
4	Republic of Panama	4.000%	9/22/24	1,050	1,095
	Republic of Panama	8.125%	4/28/34	150	206
	Republic of Serbia	7.250%	9/28/21	1,500	1,630
11	Romania	2.875%	3/11/29	606	687
11	Romania	4.625%	4/3/49	1,300	1,506
10	SABIC Capital II BV	4.000%	10/10/23	2,100	2,142
	Socialist Republic of Vietnam	6.750%	1/29/20	800	821
11	State of Israel	2.875%	1/29/24	550	692
11	State of Israel	1.500%	1/16/29	250	293
11	State of Israel	2.500%	1/16/49	1,000	1,215
	State of Qatar	4.000%	3/14/29	5,130	5,289
	Ukraine	8.994%	2/1/24	800	804
	Ukraine	9.750%	11/1/28	530	547
14	United Mexican States	10.000%	12/5/24	5,000	282
14	United Mexican States	5.750%	3/5/26	80,000	3,644
14	United Mexican States	8.500%	5/31/29	79,160	4,193
Total Sovereign Bonds (Cost $53,297)					54,744
Taxable Municipal Bonds (0.2%)
	California GO	7.550%	4/1/39	500	759
	Georgia Municipal Electric Power Authority
	Revenue	6.655%	4/1/57	447	537
15	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	400	493
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	500	513
Total Taxable Municipal Bonds (Cost $2,205)					2,302

				Shares
Temporary Cash Investments (3.3%)
Money Market Fund (3.3%)
16	Vanguard Market Liquidity Fund
	(Cost $31,696)	2.554%		316,923	31,699

23

Core Bond Fund

				Notional	Market
	Expiration		Exercise	Amount	Value•
	Date	Contracts	Price	($000)	($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Put Options
10-Year U.S. Treasury Note
Futures Contracts	4/26/19	200	$121.00	24,200	—
10-Year U.S. Treasury Note
Futures Contracts	4/26/19	185	123.00	22,755	20
					20

				Notional
				Amount on
				Underlying
		Expiration	Exercise	Swap
	Counterparty	Date	Rate	($000)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
10-Year Interest Rate Swap,
Receives 3 month LIBOR Quarterly, Pays 2.474% Semiannually	JPMC	3/26/21	2.474%	2,090	61
ISDAFIX USD 10-Year
CMS Rate minus USD 2-Year CMS Rate	MSCS	9/23/19	0.293%	50,000	15
					76
Put Swaptions
10-Year Interest Rate Swap,
Pays 3 month LIBOR Quarterly, Receives 2.474% Semiannually	JPMC	3/26/21	2.474%	2,090	63
Total Options Purchased (Cost $153)					159
Total Investments (97.8%) (Cost $931,034)					943,846
Other Assets and Liabilities (2.2%)
Other Assets					214,454
Liabilities					(193,088)
					21,366
Net Assets (100%)					965,212

24

Core Bond Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	911,988
Affiliated Issuers	31,699
Options Purchased	159
Total Investments in Securities	943,846
Investment in Vanguard	54
Receivables for Investment Securities Sold	205,562
Receivables for Accrued Income	5,838
Receivables for Capital Shares Issued	953
Variation Margin Receivable—Futures Contracts	90
Variation Margin Receivable—CC Swap Contracts	9
Unrealized Appreciation—Forward Currency Contracts	543
Unrealized Appreciation—OTC Swap Contracts	54
Other Assets	1,351
Total Assets	1,158,300
Liabilities
Payables for Investment Securities Purchased	189,295
Payables for Capital Shares Redeemed	1,148
Payables for Distributions	548
Payables to Vanguard	137
Options Written, at Value[17]	443
Variation Margin Payable—Futures Contracts	279
Variation Margin Payable—CC Swap Contracts	44
Unrealized Depreciation—Forward Currency Contracts	147
Unrealized Depreciation—OTC Swap Contracts	156
Other Liabilities	891
Total Liabilities	193,088
Net Assets	965,212

25

Core Bond Fund

At March 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	980,549
Total Distributable Earnings (Loss)	(15,337)
Net Assets	965,212

Investor Shares—Net Assets
Applicable to 9,035,896 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	89,054
Net Asset Value Per Share—Investor Shares	$9.86

Admiral Shares—Net Assets
Applicable to 44,462,859 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	876,158
Net Asset Value Per Share—Admiral Shares	$19.71

•    See Note A in Notes to Financial Statements.

1   Securities with a value of $717,000 have been segregated as initial margin for open cleared swap contracts.

2   Securities with a value of $1,717,000 have been segregated as initial margin for open futures contracts.

3   U.S. government-guaranteed.

4   The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

5   Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2019.

6   The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

7   Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

8   Inverse interest-only security.

9   Interest-only security.

10   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate value of these securities was $96,273,000, representing 10.0% of net assets.

11   Face amount denominated in euro.

12   Face amount denominated in British pounds.

13   Face amount denominated in Australian dollars.

14   Face amount denominated in Mexican peso.

15   Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

16   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

17   Includes premiums received of $262,000.

CC—Centrally Cleared.

CMS—Constant Maturity Swap Rate.

CMT—Constant Maturing Treasury Rate.

GO—General Obligation Bond.

JPMC—JP Morgan Chase Bank.

LIBOR—London Inter-bank Offered Rate.

MSCS—Morgan Stanley Capital Services LLC.

OTC—Over-the-Counter.

REMICS—Real Estate Mortgage Investment Conduits.

TBA—To Be Announced.

26

Core Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written
				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note
Futures Contracts	4/12/19	15	$122.75	1,841	(22)
10-Year U.S. Treasury Note
Futures Contracts	4/12/19	15	124.00	1,860	(8)
10-Year U.S. Treasury Note
Futures Contracts	4/26/19	14	122.50	1,715	(25)
10-Year U.S. Treasury Note
Futures Contracts	4/26/19	15	123.00	1,845	(20)
10-Year U.S. Treasury Note
Futures Contracts	5/24/19	14	124.00	1,736	(12)
					(87)

Put Options
10-Year U.S. Treasury Note
Futures Contracts	4/12/19	15	$122.75	1,841	—
10-Year U.S. Treasury Note
Futures Contracts	4/12/19	15	124.00	1,860	(5)
10-Year U.S. Treasury Note
Futures Contracts	4/26/19	400	122.00	48,800	(12)
10-Year U.S. Treasury Note
Futures Contracts	4/26/19	14	122.50	1,715	(1)
10-Year U.S. Treasury Note
Futures Contracts	5/24/19	14	124.00	1,736	(9)
					(27)
					(114)

				Notional
				Amount on
				Underlying	Market
		Expiration	Exercise	Swap	Value
	Counterparty	Date	Rate	($000)	($000)
Over-the-Counter Swaptions
Call Swaptions
10-Year Interest Rate Swap, Receives 3 month LIBOR Quarterly, Pays 2.723% Semiannually	BNPSW	4/8/19	2.723%	2,840	(81)
10-Year Interest Rate Swap, Receives 3 month LIBOR Quarterly, Pays 2.745% Semiannually	MSCS	4/1/19	2.745%	1,140	(34)

27

Core Bond Fund

Options Written (continued)
				Notional
				Amount on
				Underlying	Market
		Expiration	Exercise	Swap	Value
	Counterparty	Date	Rate	($000)	($000)
10-Year Interest Rate Swap, Receives 3 month LIBOR Quarterly, Pays 2.734% Semiannually	MSCS	4/4/19	2.734%	2,290	(67)
10-Year Interest Rate Swap, Receives 3 month LIBOR Quarterly, Pays 2.435% Semiannually	MSCS	4/23/19	2.435%	2,350	(16)
10-Year Interest Rate Swap, Receives 3 month LIBOR Quarterly, Pays 2.628% Semiannually	MSCS	4/23/19	2.628%	2,350	(48)
10-Year Interest Rate Swap, Receives 3 month LIBOR Quarterly, Pays 2.387% Semiannually	MSCS	4/29/19	2.387%	2,090	(11)
10-Year Interest Rate Swap, Receives 3 month LIBOR Quarterly, Pays 2.406% Semiannually	MSCS	4/29/19	2.406%	2,090	(13)
5-Year CDX-NA-IG-S31-V1 Credit Protection Sold, Receives 1.000% Quarterly	DBAG	4/17/19	0.625%	2,335[1]	(7)
5-Year CDX-NA-IG-S32-V1 Credit Protection Sold, Receives 1.000% Quarterly	DBAG	5/15/19	0.700%	2,335[1]	(8)
					(285)

Put Swaptions
10-Year Interest Rate Swap, Pays 3 month LIBOR Quarterly, Receives 2.723% Semiannually	BNPSW	4/8/19	2.723%	2,840	—
10-Year Interest Rate Swap, Pays 3 month LIBOR Quarterly, Receives 2.745% Semiannually	MSCS	4/1/19	2.745%	1,140	—
10-Year Interest Rate Swap, Pays 3 month LIBOR Quarterly, Receives 2.734% Semiannually	MSCS	4/4/19	2.734%	2,290	—
10-Year Interest Rate Swap, Pays 3 month LIBOR Quarterly, Receives 2.435% Semiannually	MSCS	4/23/19	2.435%	2,350	(11)
10-Year Interest Rate Swap, Pays 3 month LIBOR Quarterly, Receives 2.628% Semiannually	MSCS	4/23/19	2.628%	2,350	(1)
10-Year Interest Rate Swap, Pays 3 month LIBOR Quarterly, Receives 2.387% Semiannually	MSCS	4/29/19	2.387%	2,090	(16)
10-Year Interest Rate Swap, Pays 3 month LIBOR Quarterly, Receives 2.406% Semiannually	MSCS	4/29/19	2.406%	2,090	(13)

28

Core Bond Fund

Options Written (continued)
				Notional
				Amount on
				Underlying	Market
		Expiration	Exercise	Swap	Value
	Counterparty	Date	Rate	($000)	($000)
5-Year CDX-NA-IG-S31-V1 Credit Protection Purchased, Pays 1.000% Quarterly	DBAG	4/17/19	0.625%	2,335	(1)
5-Year CDX-NA-IG-S32-V1 Credit Protection Purchased, Pays 1.000% Quarterly	DBAG	5/15/19	0.700%	2,335	(2)
					(44)
					(329)
Total Options Written (Premiums Received $262)					(443)

1   The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

BNPSW—BNP Paribas.

DBAG—Deutsche Bank AG.

MSCS—Morgan Stanley Capital Services LLC.

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2019	545	116,136	320
10-Year U.S. Treasury Note	June 2019	269	33,415	27
Ultra Long U.S. Treasury Bond	June 2019	153	25,704	914
5-Year U.S. Treasury Note	June 2019	166	19,228	19
30-Year U.S. Treasury Bond	June 2019	25	3,741	84
				1,364

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2019	(294)	(39,038)	(396)
Euro-Bund	June 2019	(35)	(6,531)	(73)
Euro-Bobl	June 2019	(41)	(6,123)	(41)
AUD 3-Year Treasury Bond	June 2019	(60)	(4,842)	(25)
Long Gilt	June 2019	(24)	(4,044)	(75)
Euro-Buxl	June 2019	(12)	(2,580)	(34)
Euro-Eschatz	June 2019	(15)	(1,884)	(1)
AUD 10-Year Treasury Bond	June 2019	(14)	(1,377)	(26)
				(671)
				693

29

Core Bond Fund

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
			Receive		Deliver
BNP Paribas	4/23/19	EUR	5,646	USD	6,410	—	(64)
JPMorgan Chase Bank, N.A.	4/23/19	EUR	814	USD	915	—	(1)
Toronto-Dominion Bank	4/23/19	USD	25,287	EUR	22,234	297	—
Toronto-Dominion Bank	6/19/19	USD	13,386	AUD	18,940	—	(82)
Goldman Sachs Bank AG	4/22/19	USD	7,933	MXN	152,143	122	—
Morgan Stanley Capital
Services LLC	6/19/19	USD	7,571	GBP	5,698	119	—
Bank of America, N.A.	4/23/19	USD	122	EUR	107	1	—
Goldman Sachs Bank AG	6/19/19	USD	90	GBP	68	2	—
JPMorgan Chase Bank, N.A.	4/23/19	USD	86	EUR	76	1	—
BNP Paribas	6/19/19	USD	51	GBP	38	1	—
Deutsche Bank AG	4/23/19	USD	50	EUR	44	—	—
Citibank, N.A.	6/19/19	USD	50	AUD	71	—	—
Bank of America, N.A.	6/19/19	USD	38	AUD	53	—	—
Goldman Sachs Bank AG	4/23/19	USD	4	EUR	4	—	—
Barclays Capital	6/19/19	USD	2	GBP	2	—	—
						543	(147)

AUD—Australian dollar.

EUR—euro.

GBP—British pound.

MXN—Mexican peso.

USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
				Periodic
				Premium		Unrealized
				Received		Appreciation
	Termination	Notional Amount		(Paid)[1]	Value	(Depreciation)
Reference Entity	Date		(000)	(%)	($000)	($000)
Credit Protection Sold
CDX-NA-HY-S32-V1	6/20/24	USD	831	5.000	55	—
CDX-NA-IG-S31-V1	12/20/23	USD	1,154	1.000	23	5
CDX-NA-IG-S32-V1	6/20/24	USD	5,171	1.000	92	12
						17

Credit Protection Purchased
iTraxx Europe-S31-V1	6/20/24	EUR	2,375	(1.000)	(48)	(1)
						16

1   Periodic premium received/paid quarterly.

USD—U.S. Dollar.

EUR—euro.

30

Core Bond Fund

Over-the-Counter Credit Default Swaps
						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[2]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody’s Rating
Berkshire Hathaway Inc./Aa2	6/20/21	GSI	55	1.000	1	—	1	—
Berkshire Hathaway Inc./Aa2	6/20/21	JPMC	70	1.000	1	—	1	—
Berkshire Hathaway Inc./Aa2	6/20/22	BARC	450	1.000	9	(5)	4	—
Berkshire Hathaway Inc./Aa2	12/20/22	BARC	400	1.000	8	(5)	3	—
Berkshire Hathaway Inc./Aa2	6/20/24	BARC	600	1.000	11	(6)	5	—
Berkshire Hathaway Inc./Aa2	6/20/24	JPMC	600	1.000	11	(5)	6	—
Metlife Inc./A3	12/20/21	BARC	100	1.000	2	—	2	—
Metlife Inc./A3	6/20/24	BARC	700	1.000	7	—	7	—
People’s Republic of China/A3	6/20/22	BNPSW	200	1.000	5	(1)	4	—
Petroleos Mexicanos/Baa3	12/20/23	DBAG	930	1.000	(61)	51	—	(10)
Southern Co./Baa2	6/20/22	JPMC	1,725	1.000	32	(19)	13	—
					26	10	46	(10)

Credit Protection Purchased
Bank of China Ltd.	12/20/21	BNPSW	100	(1.000)	(2)	—	—	(2)
Bank of China Ltd.	6/20/22	BNPSW	200	(1.000)	(4)	—	—	(4)
Barclays Bank plc	6/20/24	JPMC	255[1]	(1.000)	(5)	3	—	(2)
Bayerische Motoren Werke AG	6/20/24	BARC	5,000[1]	(1.000)	(99)	88	—	(11)
Commerzbank AG	6/20/21	BOANA	505	(1.000)	(6)	(5)	—	(11)
Deutsche Bank AG	12/20/22	JPMC	440	(1.000)	6	2	8	—

31

Core Bond Fund

Over-the-Counter Credit Default Swaps (continued)
						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[2]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Dominion Energy Inc.	6/20/22	JPMC	215	(1.000)	(6)	5	—	(1)
Exelon Corp.	6/20/22	JPMC	345	(1.000)	(9)	7	—	(2)
Exelon Corp.	6/20/22	JPMC	215	(1.000)	(6)	5	—	(1)
Federative Republic of Brazil	6/20/24	JPMC	4,550	(1.000)	160	(179)	—	(19)
LafargeHolcim Ltd.	6/20/24	BNPSW	4,045[1]	(1.000)	(28)	19	—	(9)
Lincoln National Corp.	6/20/21	BARC	35	(1.000)	(1)	—	—	(1)
Lincoln National Corp.	6/20/21	BARC	25	(1.000)	—	—	—	—
Lincoln National Corp.	12/20/21	BARC	100	(1.000)	(2)	—	—	(2)
McDonald’s Corp.	6/20/22	GSI	325	(1.000)	(9)	7	—	(2)
People’s Republic of China	6/20/23	GSI	1,200	(1.000)	(32)	15	—	(17)
Sempra Energy	6/20/22	JPMC	345	(1.000)	(7)	7	—	—
Sempra Energy	6/20/22	JPMC	215	(1.000)	(4)	4	—	—
Societe Generale SA	12/20/21	JPMC	325	(1.000)	(7)	1	—	(6)
Societe Generale SA	6/20/24	JPMC	4,340[1]	(1.000)	(50)	25	—	(25)
Standard Chartered Bank	12/20/21	JPMC	185	(1.000)	(4)	—	—	(4)
State of Qatar	6/20/22	BOANA	340	(1.000)	(6)	(3)	—	(9)
State of Qatar	6/20/22	CITNA	660	(1.000)	(13)	(5)	—	(18)
					(134)	(4)	8	(146)
					(108)	6	54	(156)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1   Notional amount denominated in euro.

2   Periodic premium received/paid quarterly.

BARC—Barclays Bank plc.

BNPSW—BNP Paribas.

BOANA—Bank of America, N.A.

CITNA—Citibank N.A.

DBAG—Deutsche Bank AG.

GSI—Goldman Sachs International.

JPMC—JP Morgan Chase Bank.

32

Core Bond Fund

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
	Effective	Amount	(Paid)[2]	(Paid)[3]	Value	(Depreciation)
Termination Date	Date	($000)	(%)	(%)	($000)	($000)
6/19/20	6/19/19[1]	4,178	3.000	(0.000)	21	6
6/21/21	6/19/19[1]	4,671	3.000	(0.000)	60	19
6/20/22	6/19/19[1]	31	3.000	(0.000)	1	—
6/19/23	6/19/19[1]	1,028	3.000	(0.000)	29	9
3/21/29	N/A	3,391	2.674	(2.613)	79	71
3/22/29	N/A	3,446	2.543	(2.607)	40	20
3/27/29	N/A	1,848	2.371	(2.609)	(7)	(8)
3/31/31	3/30/21[1]	209	(2.474)	0.000	—	—
					223	117

1   Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.

2   Fixed interest payment received/paid semiannually.

3   Based on 3-month LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

See accompanying Notes, which are an integral part of the Financial Statements.

33

Core Bond Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Interest[1]	17,506
Total Income	17,506
Expenses
The Vanguard Group—Note B
Investment Advisory Services	77
Management and Administrative—Investor Shares	83
Management and Administrative—Admiral Shares	468
Marketing and Distribution—Investor Shares	7
Marketing and Distribution—Admiral Shares	31
Custodian Fees	31
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—Admiral Shares	4
Trustees’ Fees and Expenses	—
Total Expenses	703
Net Investment Income	16,803
Realized Net Gain (Loss)
Investment Securities Sold[1]	(7,759)
Futures Contracts	(2,795)
Purchased Options	(203)
Written Options	262
Swap Contracts	(1,133)
Forward Currency Contracts	1,394
Foreign Currencies	546
Realized Net Gain (Loss)	(9,688)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	35,381
Futures Contracts	2,988
Purchased Options	8
Written Options	(179)
Swap Contracts	214
Forward Currency Contracts	(22)
Foreign Currencies	(13)
Change in Unrealized Appreciation (Depreciation)	38,377
Net Increase (Decrease) in Net Assets Resulting from Operations	45,492

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $332,000, ($2,000), and $5,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

34

Core Bond Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	16,803	27,055
Realized Net Gain (Loss)	(9,688)	(16,164)
Change in Unrealized Appreciation (Depreciation)	38,377	(22,763)
Net Increase (Decrease) in Net Assets Resulting from Operations	45,492	(11,872)
Distributions
Net Investment Income
Investor Shares	(1,328)	(2,501)
Admiral Shares	(15,311)	(25,700)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(16,639)	(28,201)
Capital Share Transactions
Investor Shares	6,881	(7,025)
Admiral Shares	(55,428)	147,597
Net Increase (Decrease) from Capital Share Transactions	(48,547)	140,572
Total Increase (Decrease)	(19,694)	100,499
Net Assets
Beginning of Period	984,906	884,407
End of Period	965,212	984,906

See accompanying Notes, which are an integral part of the Financial Statements.

35

Core Bond Fund

Financial Highlights

Investor Shares
	Six Months			March 10,
	Ended	Year Ended		2016[1] to
	March 31,	September 30,		Sept. 30,
For a Share Outstanding Throughout Each Period	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$9.59	$10.00	$10.26	$10.00
Investment Operations
Net Investment Income	.155[2]	.269[2]	.217[2]	.097
Net Realized and Unrealized Gain (Loss) on Investments	.270	(.400)	(.219)	.259
Total from Investment Operations	.425	(.131)	(.002)	.356
Distributions
Dividends from Net Investment Income	(.155)	(.279)	(.197)	(.096)
Distributions from Realized Capital Gains	—	—	(.061)	—
Total Distributions	(.155)	(.279)	(.258)	(.096)
Net Asset Value, End of Period	$9.86	$9.59	$10.00	$10.26

Total Return[3]	4.48%	-1.32%	0.03%	3.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$89	$80	$91	$65
Ratio of Total Expenses to Average Net Assets	0.25%	0.25%	0.25%	0.25%[5]
Ratio of Net Investment Income to Average Net Assets	3.23%	2.76%	2.18%	2.00%[5]
Portfolio Turnover Rate[4]	426%	263%	232%	229%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1    Subscription period for the fund was March 10, 2016, to March 24, 2016, during which time all assets were held in money market instruments. Performance measurement began March 28, 2016, the first business day after the subscription period, at a net asset value of $10.00.

2    Calculated based on average shares outstanding.

3    Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4    Includes 51%, 60%, 81%, and 58%, attributable to mortgage-dollar-roll activity.

5    Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Core Bond Fund

Financial Highlights

Admiral Shares

	Six Months			March 10,
	Ended	Year Ended		2016[1] to
	March 31,	September 30,		Sept. 30,
For a Share Outstanding Throughout Each Period	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$19.18	$20.00	$20.53	$20.00
Investment Operations
Net Investment Income	.320[2]	.563[2]	.454[2]	.205
Net Realized and Unrealized Gain (Loss) on Investments	.531	(.800)	(.445)	.528
Total from Investment Operations	.851	(.237)	.009	.733
Distributions
Dividends from Net Investment Income	(.321)	(.583)	(.417)	(.203)
Distributions from Realized Capital Gains	—	—	(.122)	—
Total Distributions	(.321)	(.583)	(.539)	(.203)
Net Asset Value, End of Period	$19.71	$19.18	$20.00	$20.53

Total Return[3]	4.49%	-1.19%	0.10%	3.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$876	$905	$794	$578
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.15%	0.15%[5]
Ratio of Net Investment Income to Average Net Assets	3.35%	2.88%	2.28%	2.10%[5]
Portfolio Turnover Rate[4]	426%	263%	232%	229%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1    Subscription period for the fund was March 10, 2016, to March 24, 2016, during which time all assets were held in money market instruments. Performance measurement began March 28, 2016, the first business day after the subscription period, at a net asset value of $20.00.

2    Calculated based on average shares outstanding.

3    Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4    Includes 51%, 60%, 81%, and 58%, attributable to mortgage-dollar-roll activity.

5    Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Core Bond Fund

Notes to Financial Statements

Vanguard Core Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse

38

Core Bond Fund

is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended March 31, 2019, the fund’s average investments in long and short futures contracts represented 16% and 6% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the six months ended March 31, 2019, the fund’s average investment in forward currency contracts represented 7% of net assets, based on the average of notional amounts at each quarter-end during the period.

39

Core Bond Fund

5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets

40

Core Bond Fund

decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

During the six months ended March 31, 2019, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 1% and 5% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

6. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may

41

Core Bond Fund

default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options on futures contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended March 31, 2019, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period.

7. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

8. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received

42

Core Bond Fund

or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

9. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

10. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

11. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

12. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.      In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

43

Core Bond Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2019, the fund had contributed to Vanguard capital in the amount of $54,000, representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.      Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	468,901	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	112,182	—
Corporate Bonds	—	273,859	—
Sovereign Bonds	—	54,744	—
Taxable Municipal Bonds	—	2,302	—
Temporary Cash Investments	31,699	—	—
Options Purchased	20	139	—
Options Written	(114)	(329)	—
Futures Contracts—Assets[1]	90	—	—
Futures Contracts—Liabilities[1]	(279)	—	—
Forward Currency Contracts—Assets	—	543	—
Forward Currency Contracts—Liabilities	—	(147)	—
Swap Contracts—Assets	9[1]	54	—
Swap Contracts—Liabilities	(44)[1]	(156)	—
Total	31,381	912,092	—
1 Represents variation margin on the last day of the reporting period.

44

Core Bond Fund

D.      At March 31, 2019, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)	($000)
Options Purchased	159	—	—	159
Variation Margin Receivable—Futures Contracts	90	—	—	90
Variation Margin Receivable—CC Swap Contracts	—	—	9	9
Unrealized Appreciation—Forwards Contracts	—	543	—	543
Unrealized Appreciation—OTC Swap Contracts	—	—	54	54
Total Assets	249	543	63	855

Options Written	(425)	—	(18)	(443)
Variation Margin Payable—Futures Contracts	(279)	—	—	(279)
Variation Margin Payable—CC Swap Contracts	(37)	—	(7)	(44)
Unrealized Depreciation—Forwards Contracts	—	(147)	—	(147)
Unrealized Depreciation—OTC Swap Contracts	—	—	(156)	(156)
Total Liabilities	(741)	(147)	(181)	(1,069)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2019, were:

	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)	($000)
Futures Contracts	(2,795)	—	—	(2,795)
Options Purchased	(201)	—	(2)	(203)
Options Written	193	—	69	262
Forward Currency Contracts	—	1,394	—	1,394
Swap Contracts	(286)	—	(847)	(1,133)
Realized Net Gain (Loss) on Derivatives	(3,089)	1,394	(780)	(2,475)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	2,988	—	—	2,988
Options Purchased	6	—	2	8
Options Written	(178)	—	(1)	(179)
Forward Currency Contracts	—	(22)	—	(22)
Swap Contracts	133	—	81	214
Change in Unrealized Appreciation (Depreciation) on Derivatives	2,949	(22)	82	3,009

45

Core Bond Fund

E.      As of March 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	930,578
Gross Unrealized Appreciation	22,139
Gross Unrealized Depreciation	(8,596)
Net Unrealized Appreciation (Depreciation)	13,543

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2018, the fund had available capital losses totaling $22,525,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.       During the six months ended March 31, 2019, the fund purchased $565,727,000 of investment securities and sold $572,559,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,436,845,000 and $1,421,383,000, respectively.

G.     Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	March 31, 2019		September 30, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	25,937	2,692	51,084	5,197
Issued in Lieu of Cash Distributions	1,169	122	2,243	230
Redeemed	(20,225)	(2,106)	(60,352)	(6,161)
Net Increase (Decrease)—Investor Shares	6,881	708	(7,025)	(734)
Admiral Shares
Issued	277,502	14,439	414,173	21,169
Issued in Lieu of Cash Distributions	12,704	661	21,820	1,120
Redeemed	(345,634)	(17,836)	(288,396)	(14,775)
Net Increase (Decrease)—Admiral Shares	(55,428)	(2,736)	147,597	7,514

H.      Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

46

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Core Bond Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2016 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception, including any periods of outper-formance or underperformance compared with a relevant benchmark and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

47

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

48

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Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q13202 052019

Semiannual Report | March 31, 2019 Vanguard Emerging Markets Bond Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	28

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended March 31, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Emerging Markets Bond Fund	9/30/2018	3/31/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,073.56	$3.10
Admiral™ Shares	1,000.00	1,073.91	2.33
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,021.94	$3.02
Admiral Shares	1,000.00	1,022.69	2.27

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.60% for Investor Shares and 0.45% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

2

Emerging Markets Bond Fund

Sector Diversification

As of March 31, 2019

Sovereign	97.6%
Corporate	2.4

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

3

Emerging Markets Bond Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Angola (1.5%)
Sovereign Bonds (1.5%)
	Republic of Angola	8.250%	5/9/28	400	418
	Republic of Angola	9.375%	5/8/48	1,750	1,894
Total Angola (Cost $2,177)					2,312
Argentina (5.0%)
Sovereign Bonds (5.0%)
	Argentine Republic	5.625%	1/26/22	4,030	3,471
	Argentine Republic	6.875%	1/26/27	4,312	3,488
1	Argentine Republic	2.500%	12/31/38	700	402
1	City of Buenos Aires	8.950%	2/19/21	335	332
Total Argentina (Cost $7,906)					7,693
Armenia (0.4%)
Sovereign Bonds (0.4%)
	Republic of Armenia	6.000%	9/30/20	400	409
	Republic of Armenia	7.150%	3/26/25	200	222
Total Armenia (Cost $623)					631
Azerbaijan (0.6%)
Sovereign Bond (0.6%)
1	Republic of Azerbaijan	3.500%	9/1/32	1,000	879
Total Azerbaijan (Cost $832)					879
Bermuda (1.6%)
Sovereign Bonds (1.6%)
	Bermuda	4.138%	1/3/23	1,150	1,178
	Bermuda	4.854%	2/6/24	494	523
1	Bermuda	4.750%	2/15/29	650	689
Total Bermuda (Cost $2,328)					2,390
Brazil (2.8%)
Corporate Bonds (1.5%)
2	Klabin Austria GmbH	7.000%	4/3/49	1,500	1,493
2	Suzano Austria GmbH	7.000%	3/16/47	780	869
					2,362

4

Emerging Markets Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Sovereign Bond (1.3%)
	Petrobras Global Finance BV	5.750%	2/1/29	2,000	1,980
					1,980
Total Brazil (Cost $4,242)					4,342
Chile (2.9%)
Corporate Bond (0.4%)
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	600	598
					598
Sovereign Bonds (2.5%)
	Empresa Nacional del Petroleo	4.750%	12/6/21	200	206
	Empresa Nacional del Petroleo	3.750%	8/5/26	495	491
1,2	Empresa Nacional del Petroleo	5.250%	11/6/29	2,100	2,252
1	Empresa Nacional del Petroleo	5.250%	11/6/29	786	845
					3,794
Total Chile (Cost $4,189)					4,392
China (1.5%)
Sovereign Bonds (1.5%)
	State Grid Overseas Investment 2016 Ltd.	2.875%	5/18/26	750	725
	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	1,500	1,505
Total China (Cost $2,170)					2,230
Colombia (3.7%)
Sovereign Bonds (3.7%)
	Ecopetrol SA	5.375%	6/26/26	500	538
	Republic of Colombia	4.000%	2/26/24	1,650	1,699
1	Republic of Colombia	4.500%	3/15/29	1,000	1,055
	Republic of Colombia	10.375%	1/28/33	615	947
1	Republic of Colombia	5.000%	6/15/45	925	969
	Republic of Colombia	5.200%	5/15/49	435	467
Total Colombia (Cost $5,516)					5,675
Costa Rica (1.1%)
Sovereign Bonds (1.1%)
	Republic of Costa Rica	7.000%	4/4/44	400	387
	Republic of Costa Rica	7.158%	3/12/45	1,300	1,270
Total Costa Rica (Cost $1,563)					1,657
Cote d’Ivoire (1.4%)
Sovereign Bonds (1.4%)
1	Republic of Cote d’Ivoire	6.375%	3/3/28	1,000	976
3	Republic of Cote d’Ivoire	5.250%	3/22/30	800	857
3	Republic of Cote d’Ivoire	6.625%	3/22/48	350	373
Total Cote d’Ivoire (Cost $2,218)					2,206
Croatia (0.4%)
Sovereign Bond (0.4%)
3	Republic of Croatia	3.000%	3/20/27	500	632
Total Croatia (Cost $609)					632

5

Emerging Markets Bond Fund

Face	Market
Maturity	Amount	Value•
Coupon	Date	($000)	($000)
Dominican Republic (1.8%)
Sovereign Bonds (1.8%)
Dominican Republic	6.600%	1/28/24	750	811
Dominican Republic	6.875%	1/29/26	500	552
Dominican Republic	6.500%	2/15/48	1,350	1,398
Total Dominican Republic (Cost $2,677)	2,761
Ecuador (0.7%)
Sovereign Bond (0.7%)
Republic of Ecuador	7.950%	6/20/24	1,000	1,004
Total Ecuador (Cost $987)	1,004
Egypt (2.9%)
Sovereign Bonds (2.9%)
Arab Republic of Egypt	7.903%	2/21/48	500	485
Arab Republic of Egypt	8.700%	3/1/49	2,900	3,020
Egypt Treasury Bills	0.000%	5/7/19	15,350	871
Total Egypt (Cost $4,232)	4,376
El Salvador (1.7%)
Sovereign Bond (1.7%)
Republic of El Salvador	7.750%	1/24/23	2,400	2,541
Total El Salvador (Cost $2,542)	2,541
Ghana (2.9%)
Sovereign Bonds (2.9%)
1	Republic of Ghana	8.125%	1/18/26	1,100	1,128
1	Republic of Ghana	7.875%	3/26/27	2,725	2,754
1	Republic of Ghana	8.627%	6/16/49	500	488
Total Ghana (Cost $4,295)	4,370
Guatemala (3.6%)
Sovereign Bonds (3.6%)
Republic of Guatemala	5.750%	6/6/22	3,780	3,972
Republic of Guatemala	4.500%	5/3/26	1,590	1,562
Total Guatemala (Cost $5,459)	5,534
Honduras (0.4%)
Sovereign Bond (0.4%)
Republic of Honduras	8.750%	12/16/20	500	537
Total Honduras (Cost $533)	537
Hungary (2.0%)
Sovereign Bonds (2.0%)
Republic of Hungary	6.375%	3/29/21	600	639
Republic of Hungary	5.375%	2/21/23	2,200	2,373
Total Hungary (Cost $2,979)	3,012
India (0.8%)
Sovereign Bond (0.8%)
2	Export-Import Bank of India	3.875%	2/1/28	1,315	1,295
Total India (Cost $1,274)	1,295

6

Emerging Markets Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Indonesia (7.6%)
	Sovereign Bonds (7.6%)
2	Perusahaan Listrik Negara PT	6.250%	1/25/49	300	335
	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	1,000	1,029
	Republic of Indonesia	3.375%	4/15/23	1,580	1,582
	Republic of Indonesia	5.875%	1/15/24	4,650	5,129
	Republic of Indonesia	4.450%	2/11/24	280	291
	Republic of Indonesia	4.750%	1/8/26	3,000	3,172
	Total Indonesia (Cost $11,161)				11,538
	Jordan (0.3%)
	Sovereign Bond (0.3%)
	Hashemite Kingdom of Jordan	7.375%	10/10/47	500	493
	Total Jordan (Cost $464)				493
	Kazakhstan (2.8%)
	Sovereign Bonds (2.8%)
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	700	707
	Kazakhstan Temir Zholy Finance BV	6.950%	7/10/42	600	687
	KazMunayGas National Co. JSC	4.400%	4/30/23	700	716
	KazMunayGas National Co. JSC	6.375%	10/24/48	750	819
3	Republic of Kazakhstan	2.375%	11/9/28	1,200	1,392
	Total Kazakhstan (Cost $4,254)				4,321
	Latvia (0.1%)
	Sovereign Bond (0.1%)
	Republic of Latvia	2.750%	1/12/20	200	200
	Total Latvia (Cost $199)				200
	Lebanon (1.5%)
	Sovereign Bonds (1.5%)
	Republic of Lebanon	6.600%	11/27/26	2,000	1,604
	Republic of Lebanon	6.650%	2/26/30	500	384
	Republic of Lebanon	6.650%	11/3/28	400	314
	Total Lebanon (Cost $2,367)				2,302
	Lithuania (0.5%)
	Sovereign Bonds (0.5%)
	Republic of Lithuania	6.125%	3/9/21	170	180
	Republic of Lithuania	6.625%	2/1/22	500	548
	Total Lithuania (Cost $722)				728
	Mexico (5.7%)
	Corporate Bond (0.3%)
1,2	Grupo Bimbo SAB de CV	5.950%	7/17/66	400	409
					409
	Sovereign Bonds (5.4%)
	Petroleos Mexicanos	6.875%	8/4/26	1,806	1,887
	Petroleos Mexicanos	6.500%	1/23/29	675	671
	Petroleos Mexicanos	5.625%	1/23/46	1,750	1,443
	United Mexican States	3.625%	3/15/22	1,500	1,526

7

Emerging Markets Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
4	United Mexican States	5.750%	3/5/26	42,500	1,936
4	United Mexican States	8.500%	5/31/29	16,100	853
					8,316
Total Mexico (Cost $8,600)					8,725
Oman (1.6%)
Sovereign Bond (1.6%)
	Sultanate of Oman	6.750%	1/17/48	2,800	2,495
Total Oman (Cost $2,593)					2,495
Panama (3.4%)
Sovereign Bonds (3.4%)
1,2	Aeropuerto Internacional de Tocumen SA	6.000%	11/18/48	1,250	1,372
1	Republic of Panama	4.000%	9/22/24	1,600	1,668
	Republic of Panama	7.125%	1/29/26	700	855
	Republic of Panama	9.375%	4/1/29	535	780
1	Republic of Panama	4.500%	4/16/50	485	506
Total Panama (Cost $4,947)					5,181
Paraguay (2.8%)
Sovereign Bonds (2.8%)
	Republic of Paraguay	4.625%	1/25/23	3,000	3,101
2	Telefonica Celular del Paraguay SA	5.875%	4/15/27	1,100	1,118
Total Paraguay (Cost $4,143)					4,219
Peru (1.3%)
Sovereign Bonds (1.3%)
	Corp Financiera de Desarrollo SA	4.750%	7/15/25	900	945
	Petroleos del Peru SA	4.750%	6/19/32	1,000	1,026
	Republic of Peru	8.750%	11/21/33	50	78
Total Peru (Cost $1,958)					2,049
Qatar (2.0%)
Sovereign Bond (2.0%)
	State of Qatar	4.000%	3/14/29	2,930	3,021
Total Qatar (Cost $2,920)					3,021
Romania (4.1%)
Sovereign Bonds (4.1%)
	Republic of Romania	4.375%	8/22/23	1,000	1,038
3	Republic of Romania	2.875%	5/26/28	2,000	2,303
3	Republic of Romania	2.875%	3/11/29	454	515
3	Republic of Romania	4.625%	4/3/49	2,100	2,432
Total Romania (Cost $6,181)					6,288
Russia (5.4%)
Sovereign Bonds (5.4%)
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	1,750	1,867
	Russian Federation	4.250%	6/23/27	800	797
	Russian Federation	7.050%	1/19/28	100,000	1,425
	Russian Federation	4.375%	3/21/29	1,200	1,186
	Russian Federation	5.100%	3/28/35	3,000	3,047
Total Russia (Cost $8,225)					8,322

8

Emerging Markets Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Senegal (0.4%)
Sovereign Bond (0.4%)
1	Republic of Senegal	6.750%	3/13/48	700	646
Total Senegal (Cost $636)					646
Serbia, Republic of (1.0%)
Sovereign Bond (1.0%)
	Republic of Serbia	4.875%	2/25/20	1,500	1,517
Total Serbia, Republic of (Cost $1,513)					1,517
South Africa (1.0%)
Sovereign Bond (1.0%)
	Republic of South Africa	5.875%	9/16/25	1,500	1,582
Total South Africa (Cost $1,526)					1,582
Sri Lanka (1.4%)
Sovereign Bond (1.4%)
	Democratic Socialist Republic of Sri Lanka	7.850%	3/14/29	2,000	2,098
Total Sri Lanka (Cost $2,000)					2,098
Supranational (1.5%)
Sovereign Bonds (1.5%)
2	Arab Petroleum Investments Corp.	4.125%	9/18/23	800	823
	Banque Ouest Africaine de Developpement	5.500%	5/6/21	1,000	1,031
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	500	500
Total Supranational (Cost $2,297)					2,354
Trinidad and Tobago (0.3%)
Sovereign Bond (0.3%)
	Republic of Trinidad and Tobago	4.500%	8/4/26	500	499
Total Trinidad and Tobago (Cost $466)					499
Turkey (0.2%)
Sovereign Bond (0.2%)
	Republic of Turkey	4.250%	4/14/26	400	336
Total Turkey (Cost $350)					336
Ukraine (3.9%)
Sovereign Bonds (3.9%)
	Ukraine	7.750%	9/1/22	2,000	1,975
	Ukraine	8.994%	2/1/24	500	503
	Ukraine	7.750%	9/1/24	500	481
	Ukraine	7.750%	9/1/25	800	762
	Ukraine	9.750%	11/1/28	750	774
1	Ukraine Government International Bond	7.375%	9/25/32	1,200	1,070
1	Ukreximbank Via Biz Finance plc	9.750%	1/22/25	400	405
Total Ukraine (Cost $5,946)					5,970
Uruguay (2.8%)
Sovereign Bonds (2.8%)
1	Oriental Republic of Uruguay	4.375%	1/23/31	2,500	2,619
1	Oriental Republic of Uruguay	5.100%	6/18/50	1,500	1,601
Total Uruguay (Cost $3,995)					4,220

9

Emerging Markets Bond Fund

					Face	Market
				Maturity	Amount	Value•
			Coupon	Date	($000)	($000)
Uzbekistan (1.0%)
Sovereign Bond (1.0%)
	Republic of Uzbekistan Bond		4.750%	2/20/24	1,500	1,492
Total Uzbekistan (Cost $1,493)						1,492
Venezuela (0.9%)
Sovereign Bonds (0.9%)
5	Bolivarian Republic of Venezuela		11.750%	10/21/26	640	198
5	Bolivarian Republic of Venezuela		7.000%	3/31/38	1,500	420
1,5	Petroleos de Venezuela SA		6.000%	11/15/26	2,850	599
5	Petroleos de Venezuela SA		5.375%	4/12/27	462	97
Total Venezuela (Cost $1,360)						1,314

					Shares
Temporary Cash Investments (7.6%)
Money Market Fund (7.6%)
6	Vanguard Market Liquidity Fund (Cost $11,549)		2.554%		115,478	11,550
Total Temporary Cash Investments (Cost $11,549)						11,550

					Notional
			Expiration	Exercise	Amount
		Counterparty	Date	Price	($000)
Options Purchased (0.0%)
Call Options
	EUR	JPMC	4/1/19	€1.165	2,146	—
Total Options Purchased (Cost $21)						—
Total Investments (100.8%) (Cost $151,237)						153,929
Other Assets and Liabilities (-0.8%)
Other Assets[7]						11,825
Liabilities						(12,998)
						(1,173)
Net Assets (100%)						152,756

10

Emerging Markets Bond Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	142,379
Affiliated Issuers	11,550
Options Purchased	—
Total Investments in Securities	153,929
Investment in Vanguard	7
Receivables for Investment Securities Sold	7,585
Receivables for Accrued Income	1,512
Receivables for Capital Shares Issued	1,951
Variation Margin Receivable—Futures Contracts	11
Unrealized Appreciation—Forward Currency Contracts	333
Unrealized Appreciation—OTC Swap Contracts	29
Other Assets[7]	397
Total Assets	165,754
Liabilities
Payables for Investment Securities Purchased	10,413
Payables for Capital Shares Redeemed	114
Payables for Distributions	198
Payables to Vanguard	35
Variation Margin Payable—Futures Contracts	10
Variation Margin Payable—CC Swap Contracts	10
Unrealized Depreciation—Forward Currency Contracts	111
Unrealized Depreciation—OTC Swap Contracts	32
Other Liabilities	2,075
Total Liabilities	12,998
Net Assets	152,756

11

Emerging Markets Bond Fund

At March 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	149,760
Total Distributable Earnings (Loss)	2,996
Net Assets	152,756

Investor Shares—Net Assets
Applicable to 3,648,478 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	39,471
Net Asset Value Per Share—Investor Shares	$10.82

Admiral Shares—Net Assets
Applicable to 4,500,819 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	113,285
Net Asset Value Per Share—Admiral Shares	$25.17

•  See Note A in Notes to Financial Statements.

1       The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

2       Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate value of these securities was $9,966,000, representing 6.5% of net assets.

3       Face amount denominated in euro.

4       Face amount denominated in Mexican pesos.

5       Non-income-producing security—security in default.

6       Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

7       Cash of $187,000 has been segregated as initial margin for open futures contracts and cash of $189,000 has been segregated as initial margin for open cleared swap contracts.

CC—Centrally Cleared.

OTC—Over-the-Counter.

12

Emerging Markets Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Ultra Long U.S. Treasury Bond	June 2019	24	4,032	154
Ultra 10-Year U.S. Treasury Note	June 2019	5	664	18
				172

Short Futures Contracts
10-Year U.S. Treasury Note	June 2019	(38)	(4,720)	(7)
Euro-Bund	June 2019	(15)	(2,799)	(46)
Euro-Buxl	June 2019	(12)	(2,580)	11
				(42)
				130

Forward Currency Contracts
	Contract Settlement Date					Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
		Contract Amount (000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services LLC	4/16/19	PEN	5,111	USD	1,550	—	(11)
HSBC Bank USA, N.A.	4/16/19	MXN	21,869	USD	1,125	—	(1)
HSBC Bank USA, N.A.	10/29/19	CNH	7,050	USD	1,041	6	—
Toronto-Dominion Bank	4/1/19	TRY	5,330	USD	950	6	—
Citibank, N.A.	4/1/19	TRY	5,570	USD	950	49	—
Toronto-Dominion Bank	4/3/19	ZAR	13,355	USD	925	1	—
JPMorgan Chase Bank, N.A.	4/1/19	TRY	4,936	USD	862	23	—
HSBC Bank USA, N.A.	4/2/19	BRL	2,321	USD	600	—	(7)
Citibank, N.A.	4/3/19	EUR	410	USD	465	—	(5)
BNP Paribas	4/3/19	EUR	400	USD	463	—	(14)
Toronto-Dominion Bank	4/3/19	EUR	275	USD	315	—	(7)
Bank of America, N.A.	4/3/19	EUR	80	USD	92	—	(2)
Toronto-Dominion Bank	10/29/19	CNH	5	USD	1	—	—
Citibank, N.A.	4/3/19	USD	5,630	EUR	4,924	105	—
HSBC Bank USA, N.A.	4/22/19	USD	2,672	MXN	51,657	20	—
Bank of America, N.A.	4/3/19	USD	2,004	EUR	1,754	36	—
RBC Capital Markets LLC	4/1/19	USD	1,651	TRY	9,130	13	—

13

Emerging Markets Bond Fund

Forward Currency Contracts (continued)
	Contract Settlement Date					Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
		Contract Amount (000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	4/16/19	USD	1,550	PEN	5,098	15	—
Toronto-Dominion Bank	10/29/19	USD	1,000	CNH	7,055	—	(48)
JPMorgan Chase Bank, N.A.	4/3/19	USD	942	EUR	817	26	—
Citibank, N.A.	4/3/19	USD	940	ZAR	13,355	15	—
JPMorgan Chase Bank, N.A.	4/1/19	USD	890	TRY	5,037	—	(13)
HSBC Bank USA, N.A.	4/2/19	USD	600	BRL	2,291	15	—
Deutsche Bank AG	4/3/19	USD	340	EUR	300	3	—
Toronto-Dominion Bank	4/1/19	USD	296	TRY	1,669	—	(3)
						333	(111)

BRL—Brazilian real.

CNH—Chinese yuan.

EUR—euro.

MXN—Mexican peso.

PEN—Peruvian new sol.

TRY—new Turkish lira.

USD—U.S. dollar.

ZAR—South African rand.

Over-the-Counter Credit Default Swaps
							Remaining
				Periodic			Up-Front
				Premium			Premium
			Notional	Received			Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid	)[1]	Value	(Paid )	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%	)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody’s Rating
Petroleos Mexicanos/Baa3	12/20/23	DBAG	1,400	1.000		(92)	77	—	(15)
Republic of Peru/A3	6/20/24	BOANA	5,050	1.000		81	(54)	27	—
Republic of Philippines/Baa2	6/20/24	BNPSW	1,300	1.000		25	(23)	2	—
						14	—	29	(15)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

14

Emerging Markets Bond Fund

Over-the-Counter Interest Rate Swaps
			Fixed		Floating			Remaining
			Interest		Interest			Up-Front
			Rate		Rate			Premium
		Notional	Received		Received			Received		Unrealized	Unrealized
Termination		Amount	(Paid	)[2]	(Paid	)	Value	(Paid	)	Appreciation	(Depreciation )
Date	Counterparty	($000)	(%	)	(%	)	($000)	($000)		($000)	($000)
1/2/25	HSBCC	9,410	8.410		(6.400)[3]		(17)	—		—	(17)
							(17)	—		—	(17)
							(3)	—		29	(32)

1       Periodic premium received/paid quarterly.

2       Fixed interest payment received/paid semiannually.

3       Based on 3-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid quarterly.

BNPSW—BNP Paribas.

BOANA—Bank of America, N.A.

DBAG—Deutsche Bank AG.

HSBCC—HSBC Bank USA, N.A.

Centrally Cleared Interest Rate Swaps
			Fixed		Floating
			Interest		Interest
			Rate		Rate			Unrealized
	Future		Received		Received			Appreciation
	Effective	Notional Amount	(Paid	)[1]	(Paid	)	Value	(Depreciation )
Termination Date	Date	(000)	(%	)	(%	)	($000)	($000)
1/15/24	N/A	CNY 10,200	2.785		(2.800)[2]		(9)	(9)
6/27/28	N/A	MXN 27,750	8.080		8.515	[3]	2	5
							(7)	(4)

1       Fixed interest payment received/paid semiannually.

2       Based on 7-Day China Fixing Repo Rates and paid quarterly.

3       Based on 28-day Mexican Interbank Rate (TIIE) as of the most recent reset date and paid every 28 days.

CNY—Chinese renminbi.

MXN—Mexican peso.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Emerging Markets Bond Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Interest[1]	2,993
Total Income	2,993
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4
Management and Administrative—Investor Shares	75
Management and Administrative—Admiral Shares	161
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—Admiral Shares	1
Custodian Fees	14
Shareholders’ Reports —Investor Shares	1
Shareholders’ Reports —Admiral Shares	1
Trustees’ Fees and Expenses	—
Total Expenses	258
Net Investment Income	2,735
Realized Net Gain (Loss)
Investment Securities Sold[1]	618
Futures Contracts	(133)
Purchased Options	(89)
Swap Contracts	653
Forward Currency Contracts	248
Foreign Currencies	223
Realized Net Gain (Loss)	1,520
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	3,386
Futures Contracts	178
Purchased Options	(25)
Swap Contracts	(27)
Forward Currency Contracts	201
Foreign Currencies	(2)
Change in Unrealized Appreciation (Depreciation)	3,711
Net Increase (Decrease) in Net Assets Resulting from Operations	7,966

1       Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the fund were $54,000, ($1,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Emerging Markets Bond Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,735	3,055
Realized Net Gain (Loss)	1,520	(940)
Change in Unrealized Appreciation (Depreciation)	3,711	(949)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,966	1,166
Distributions
Net Investment Income
Investor Shares	(773)	(1,458)
Admiral Shares	(2,298)	(1,797)
Realized Capital Gain
Investor Shares[1]	—	(630)
Admiral Shares	—	—
Total Distributions	(3,071)	(3,885)
Capital Share Transactions
Investor Shares	13,489	14,419
Admiral Shares	33,514	77,011
Net Increase (Decrease) from Capital Share Transactions	47,003	91,430
Total Increase (Decrease)	51,898	88,711
Net Assets
Beginning of Period	100,858	12,147
End of Period	152,756	100,858

1       Includes fiscal 2019 and 2018 short-term gain distributions totaling $0 and $531,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Emerging Markets Bond Fund

Financial Highlights

Investor Shares

	Six Months			March 10,
	Ended	Year Ended		2016[1] to
	March 31,	September 30,		Sept. 30,
For a Share Outstanding Throughout Each Period	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.36	$10.76	$11.07	$10.00
Investment Operations
Net Investment Income	.262 [2]	.443 [2]	.504 [2]	.286
Net Realized and Unrealized Gain (Loss) on Investments	.483	(.193)	.184	1.050
Total from Investment Operations	.745	.250	.688	1.336
Distributions
Dividends from Net Investment Income	(.285)	(.439)	(.514)	(.266)
Distributions from Realized Capital Gains	—	(.211)	(.484)	—
Total Distributions	(.285)	(.650)	(.998)	(.266)
Net Asset Value, End of Period	$10.82	$10.36	$10.76	$11.07

Total Return[3]	7.36%	2.39%	7.01%	13.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39	$25	$12	$11
Ratio of Total Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%[4]
Ratio of Net Investment Income to Average Net Assets	5.07%	4.29%	4.79%	4.85%[4]
Portfolio Turnover Rate	286%	350%	261%	153%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1  Inception.

2  Calculated based on average shares outstanding.

3       Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Emerging Markets Bond Fund

Financial Highlights

Admiral Shares

	Six Months	Dec. 6,
	Ended	2017[1] to
	March 31,	Sept. 30,
For a Share Outstanding Throughout Each Period	2019	2018
Net Asset Value, Beginning of Period	$24.11	$24.80
Investment Operations
Net Investment Income[2]	.629	.875
Net Realized and Unrealized Gain (Loss) on Investments	1.113	(.659)
Total from Investment Operations	1.742	.216
Distributions
Dividends from Net Investment Income	(.682)	(.906)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.682)	(.906)
Net Asset Value, End of Period	$25.17	$24.11

Total Return[3]	7.39%	0.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$113	$76
Ratio of Total Expenses to Average Net Assets	0.45%	0.45%[4]
Ratio of Net Investment Income to Average Net Assets	5.22%	4.44%[4]
Portfolio Turnover Rate	286%	350%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1  Inception.

2  Calculated based on average shares outstanding.

3       Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Emerging Markets Bond Fund

Notes to Financial Statements

Vanguard Emerging Markets Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers.

20

Emerging Markets Bond Fund

The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended March 31, 2019, the fund’s average investments in long and short futures contracts represented 3% and 4% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the six months ended March 31, 2019, the fund’s average investment in forward currency contracts represented 15% of net assets, based on the average of notional amounts at each quarter-end during the period.

21

Emerging Markets Bond Fund

5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and

22

Emerging Markets Bond Fund

sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

During the six months ended March 31, 2019, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 11% and 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 4% of net assets, based on the average of notional amounts at each quarter-end during the period.

6. Options: The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Options on foreign currency are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market

23

Emerging Markets Bond Fund

value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the six months ended March 31, 2019, the fund’s average value of options purchased and options written represented less than 1% and 0% of net assets, respectively, based on the average market values at each quarter-end during the period.

7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2016–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

9. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.      In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined

24

Emerging Markets Bond Fund

by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2019, the fund had contributed to Vanguard capital in the amount of $7,000, representing 0.00% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.      Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Corporate Bonds	—	3,369	—
Sovereign Bonds	—	139,010	—
Temporary Cash Investments	11,550	—	—
Options Purchased	— [1]	—	—
Futures Contracts—Assets[2]	11	—	—
Futures Contracts—Liabilities[2]	(10)	—	—
Forward Currency Contracts—Assets	—	333	—
Forward Currency Contracts—Liabilities	—	(111)	—
Swap Contracts—Assets	—	29	—
Swap Contracts—Liabilities	(10)[2]	(32)	—
Total	11,541	142,598	—

1   Market value of Options Purchased is less than $500.

2   Represents variation margin on the last day of the reporting period.

25

Emerging Markets Bond Fund

D.      At March 31, 2019, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)	($000)
Options Purchased	—	—	—	—
Variation Margin Receivable—Futures Contracts	11	—	—	11
Unrealized Appreciation—Forward Currency Contracts	—	333	—	333
Unrealized Appreciation—Swap Contracts	—	—	29	29
Total Assets	11	333	29	373

Variation Margin Payable—Futures Contracts	(10)	—	—	(10)
Variation Margin Payable—Swap Contracts	(10)	—	—	(10)
Unrealized Depreciation—Forward Currency Contracts	—	(111)	—	(111)
Unrealized Depreciation—Swap Contracts	—	—	(32)	(32)
Total Liabilities	(20)	(111)	(32)	(163)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2019, were:

	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)	($000)
Futures Contracts	(133)	—	—	(133)
Options Purchased	—	(89)	—	(89)
Forward Currency Contracts	—	248	—	248
Swap Contracts	483	—	170	653
Realized Net Gain (Loss) on Derivatives	350	159	170	679

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	178	—	—	178
Options Purchased	—	(25)	—	(25)
Forward Currency Contracts	—	201	—	201
Swap Contracts	4	—	(31)	(27)
Change in Unrealized Appreciation (Depreciation) on Derivatives	182	176	(31)	327

26

Emerging Markets Bond Fund

E.      As of March 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	151,290
Gross Unrealized Appreciation	3,731
Gross Unrealized Depreciation	(972)
Net Unrealized Appreciation (Depreciation)	2,759

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2018, the fund had available capital losses totaling $1,382,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.       During the six months ended March 31, 2019, the fund purchased $176,673,000 of investment securities and sold $134,455,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $8,362,000 and $8,410,000, respectively.

G.     Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	March 31, 2019		September 30, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	24,007	2,296	53,674	5,051
Issued in Lieu of Cash Distributions	642	62	1,989	189
Redeemed	(11,160)	(1,077)	(41,244)	(4,001)
Net Increase (Decrease)—Investor Shares	13,489	1,281	14,419	1,239
Admiral Shares
Issued	68,461	2,809	97,472	4,015
Issued in Lieu of Cash Distributions	1,581	66	1,453	60
Redeemed	(36,528)	(1,540)	(21,914)	(909)
Net Increase (Decrease)—Admiral Shares	33,514	1,335	77,011	3,166

H.      Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

27

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Emerging Markets Bond Fund has renewed the investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2016 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

28

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

29

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14312 052019

Semiannual Report | March 31, 2019 Vanguard Institutional Bond Funds

Vanguard Institutional Short-Term Bond Fund

Vanguard Institutional Intermediate-Term Bond Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Institutional Short-Term Bond Fund	3
Institutional Intermediate-Term Bond Fund	38
Trustees Approve Advisory Arrangements	82

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•             Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•             Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	9/30/2018	3/31/2019	Period
Based on Actual Fund Return
Institutional Short-Term Bond Fund	$1,000.00	$1,024.97	$0.10
Institutional Intermediate-Term Bond Fund	$1,000.00	$1,038.43	$0.10
Based on Hypothetical 5% Yearly Return
Institutional Short-Term Bond Fund	$1,000.00	$1,024.83	$0.10
Institutional Intermediate-Term Bond Fund	$1,000.00	$1,024.83	$0.10

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Institutional Short-Term Bond Fund Institutional Plus Shares, 0.02%, and for the Institutional Intermediate-Term Bond Fund Institutional Plus Shares, 0.02%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Institutional Short-Term Bond Fund

Sector Diversification

As of March 31, 2019

Asset-Backed	46.1%
Commercial Mortgage-Backed	3.1
Finance	18.4
Foreign	12.0
Industrial	4.8
Treasury/Agency	15.5
Utilities	0.1

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Institutional Short-Term Bond Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (14.8%)
U.S. Government Securities (9.3%)
	United States Treasury Note/Bond	2.250%	2/29/20	1,000	999
	United States Treasury Note/Bond	2.500%	5/31/20	15,000	15,019
	United States Treasury Note/Bond	1.625%	7/31/20	5,000	4,951
1	United States Treasury Note/Bond	2.625%	7/31/20	126,661	127,076
	United States Treasury Note/Bond	1.375%	9/15/20	101,000	99,627
	United States Treasury Note/Bond	2.750%	9/30/20	111,000	111,659
	United States Treasury Note/Bond	1.875%	12/15/20	38,000	37,721
	United States Treasury Note/Bond	2.500%	12/31/20	150,000	150,468
	United States Treasury Note/Bond	2.500%	1/31/21	73,400	73,663
	United States Treasury Note/Bond	2.500%	1/15/22	65,200	65,669
	United States Treasury Note/Bond	2.500%	1/31/24	46,000	46,561
2	United States Treasury Note/Bond	2.875%	7/31/25	17,000	17,574
					750,987
Agency Bonds and Notes (5.5%)
3	AID-Jordan	2.578%	6/30/22	15,000	15,059
	Federal Home Loan Banks	5.375%	5/15/19	25,250	25,339
	Federal Home Loan Banks	3.250%	11/16/28	9,900	10,417
4	Federal National Mortgage Assn.	2.625%	1/11/22	182,000	183,851
4	Federal National Mortgage Assn.	2.875%	9/12/23	98,700	101,038
4	Federal National Mortgage Assn.	2.500%	2/5/24	81,000	81,696
	Tennessee Valley Authority	2.250%	3/15/20	30,100	30,026
					447,426
Conventional Mortgage-Backed Securities (0.0%)
4,5	Freddie Mac Gold Pool	6.000%	4/1/28	7	8
Total U.S. Government and Agency Obligations (Cost $1,186,422)					1,198,421
Asset-Backed/Commercial Mortgage-Backed Securities (47.0%)
5	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	3,780	3,746
5	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	5,600	5,586
5	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,490	1,485
5	Ally Auto Receivables Trust 2019-1	3.020%	4/15/24	5,520	5,579
5	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	18,110	17,968
5	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	29,540	29,894
5	Ally Master Owner Trust Series 2018-2	3.300%	7/17/23	33,960	34,460
5	American Express Credit Account Master Trust 2019-1	2.870%	10/15/24	11,940	12,050
6	American Tower Trust #1	3.652%	3/23/28	430	432
5,6	Americold 2010 LLC Trust Series 2010-ARTA	4.954%	1/14/29	3,145	3,242

Institutional Short-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
5	AmeriCredit Automobile Receivables Trust 2016-4	2.410%	7/8/22	9,910	9,854
5,6	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	708	720
5,6	Aventura Mall Trust 2018-AVM	4.112%	7/5/40	740	790
5,6	Avis Budget Rental Car Funding AESOP LLC 2017-1A	3.070%	9/20/23	5,215	5,217
5,6	Avis Budget Rental Car Funding AESOP LLC 2017-2A	2.970%	3/20/24	6,090	6,090
5,6	Avis Budget Rental Car Funding AESOP LLC 2018-1A	3.700%	9/20/24	10,720	10,933
5,6	Avis Budget Rental Car Funding AESOP LLC 2018-2A	4.000%	3/20/25	20,850	21,427
5,6	Avis Budget Rental Car Funding AESOP LLC 2019-1A	3.450%	3/20/23	5,590	5,645
5	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	290	297
5	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705%	9/15/48	749	777

5	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	160	164
5	BANK 2017 - BNK4	3.625%	5/15/50	255	263
5	BANK 2017 - BNK5	3.390%	6/15/60	270	274
5	BANK 2017 - BNK6	3.254%	7/15/60	440	440
5	BANK 2017 - BNK6	3.518%	7/15/60	420	430
5	BANK 2017 - BNK6	3.741%	7/15/60	30	30
5	BANK 2017 - BNK7	3.435%	9/15/60	380	388
5	BANK 2017 - BNK8	3.488%	11/15/50	1,120	1,144
5	BANK 2017 - BNK9	3.538%	11/15/54	505	517
5	BANK 2018 - BN10	3.641%	2/15/61	380	393
5	BANK 2018 - BN10	3.688%	2/15/61	1,000	1,034
5	BANK 2018 - BN12	4.255%	5/15/61	500	540
5	BANK 2018 - BN13	4.217%	8/15/61	750	807
5	BANK 2018 - BN14	4.185%	9/15/60	445	476
5	BANK 2018 - BN14	4.231%	9/15/60	890	957
5	BANK 2018 - BN15	4.407%	11/15/61	818	890
§,5	BANK 2019 - BN17	3.623%	4/15/52	181	186
§,5	BANK 2019 - BN17	3.714%	4/15/52	576	593
5,6,7	Bank of America Student Loan Trust 2010-1A, 3M USD LIBOR + 0.800%	3.571%	2/25/43	2,407	2,409
5	Benchmark 2018-B1 Mortgage Trust	3.602%	1/15/51	110	114
5	Benchmark 2018-B1 Mortgage Trust	3.666%	1/15/51	590	611
5	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	60	62
5	Benchmark 2018-B2 Mortgage Trust	3.882%	2/15/51	830	870
5	Benchmark 2018-B3 Mortgage Trust	4.025%	4/10/51	580	615
5	Benchmark 2018-B5 Mortgage Trust	4.208%	7/15/51	590	634
5	Benchmark 2018-B6 Mortgage Trust	4.170%	10/10/51	1,118	1,196
5	Benchmark 2018-B6 Mortgage Trust	4.261%	10/10/51	1,110	1,202
5	Benchmark 2018-B8 Mortgage Trust	4.232%	1/15/52	976	1,053
§,5	Benchmark 2019-B10 Mortgage Trust	3.615%	3/15/62	194	200
5	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	12,970	12,922
5	BMW Vehicle Lease Trust 2018-1A	3.260%	7/20/21	16,420	16,566
5	BMW Vehicle Lease Trust 2018-1A	3.360%	3/21/22	7,290	7,385
5	BMW Vehicle Lease Trust 2019-1	2.920%	8/22/22	7,160	7,186
5	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	2,220	2,209

Institutional Short-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
5,7	Brazos Higher Education Authority Inc. Series 2005, 3M USD LIBOR + 0.200%	3.022%	6/25/26	1,533	1,527
5,7	Brazos Higher Education Authority Inc. Series 2011, 3M USD LIBOR + 0.800%	3.451%	2/25/30	2,627	2,614
5	Cabela’s Credit Card Master Note Trust 2015-1A	2.260%	3/15/23	5,850	5,825
5,6	Canadian Pacer Auto Receivables Trust A Series 2017	2.050%	3/19/21	1,383	1,380
5,6	Canadian Pacer Auto Receivables Trust A Series 2017	2.286%	1/19/22	990	985
5,6	Canadian Pacer Auto Receivables Trust A Series 2018	3.220%	9/19/22	4,920	4,979
5,6	Canadian Pacer Auto Receiveable Trust A Series 2018	3.270%	12/19/22	14,350	14,604
5,6	Canadian Pacer Auto Receiveable Trust A Series 2018	3.440%	8/21/23	6,380	6,584
5	Capital Auto Receivables Asset Trust 2016-2	1.630%	1/20/21	533	531
5	Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	130	129
5,6	Capital Auto Receivables Asset Trust 2017-1	2.020%	8/20/21	240	239
5	Capital One Multi-Asset Execution Trust 2017-A4	1.990%	7/17/23	8,135	8,078
5	Capital One Multi-Asset Execution Trust 2019-A1	2.840%	12/16/24	37,760	38,082

5,6	CARDS II Trust 2018-2A	3.047%	4/17/23	23,940	24,001
5	CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	4,237	4,226
5	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	5,114	5,098
5	CarMax Auto Owner Trust 2016-1	1.880%	6/15/21	12,720	12,632
5	CarMax Auto Owner Trust 2016-4	1.400%	8/15/21	14,656	14,542
5	CarMax Auto Owner Trust 2016-4	1.600%	6/15/22	11,690	11,490
5	CarMax Auto Owner Trust 2017-3	2.220%	11/15/22	13,510	13,402
5	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	7,130	7,068
5	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	4,040	4,013
5	CarMax Auto Owner Trust 2018-1	2.230%	5/17/21	4,277	4,270
5	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	10,620	10,594
5	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	1,680	1,679
5	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	29,670	29,961
5	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	14,840	15,145
5	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	14,160	14,415
5	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	5,210	5,359
5	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	540	526
5	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	815	842
5	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	380	389
5	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	555	565
5	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	1,130	1,150
5	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	2.161%	10/15/21	5,852	5,834
5,6	CFCRE Commercial Mortgage Trust 2011-C2	5.757%	12/15/47	2,072	2,200
5	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	472	472
5,6	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	21,838	21,914
§,5,6	Chesapeake Funding II LLC 2019-1	2.940%	4/15/31	11,840	11,838
5,6	Chrysler Capital Auto Receivables Trust 2016-AA	1.960%	1/18/22	11,828	11,807
5,6	Chrysler Capital Auto Receivables Trust 2016-BA	1.640%	7/15/21	4,029	4,016

Institutional Short-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
5,6	Chrysler Capital Auto Receivables Trust 2016-BA	1.870%	2/15/22	6,210	6,161
5	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	1,950	1,948
5,6	Citigroup Commercial Mortgage Trust 2012-GC8	3.683%	9/10/45	450	459
5	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	952	961
5	Citigroup Commercial Mortgage Trust 2013-GC15	3.942%	9/10/46	252	258
5	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	3,415	3,585
5	Citigroup Commercial Mortgage Trust 2014-GC21	3.575%	5/10/47	733	758
5	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	2,026	2,123
5	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	756	781
5	Citigroup Commercial Mortgage Trust 2014-GC23	3.863%	7/10/47	255	263
5	Citigroup Commercial Mortgage Trust 2014-GC25	3.372%	10/10/47	591	604
5	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	3,132	3,248
5	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	50	50
5	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	950	993
5	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	4,095	4,278
5	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	1,456	1,468
5	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	280	277
5	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	520	531
5	Citigroup Commercial Mortgage Trust 2017-P8	3.465%	9/15/50	1,085	1,107
5	Citigroup Commercial Mortgage Trust 2018-C5	4.228%	6/10/51	230	248
5	Citigroup Commercial Mortgage Trust 2018-C6	4.343%	11/10/51	1,040	1,120
5	Citigroup Commercial Mortgage Trust 2018-C6	4.412%	11/10/51	800	873
5	CNH Equipment Trust 2016-B	1.970%	11/15/21	9,000	8,922
5	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	363	367
5	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	901	919
5	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	574	572
5,6	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	340	342
5	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	550	549
5	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	291	292
5	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	924	967
5	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	813	861
5	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	496	505

Institutional Short-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
5	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,152	1,206
5	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	837	884
5	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	20	21
5	COMM 2013-CCRE9 Mortgage Trust	4.233%	7/10/45	1,194	1,261
5,6	COMM 2013-CCRE9 Mortgage Trust	4.257%	7/10/45	3,169	3,300
5,6	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	371	379
5	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	150	157
5	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	984	990
5,6	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	1,098	1,101
5	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	20	21
5	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	495	524
5	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	30	32
5	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	1,060	1,114
5	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	350	366
5	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	350	359
5	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	3,106	3,243
5	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	80	82
5	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	2,492	2,570
5	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	1,328	1,369
5	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,987	2,080
5	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	855	869
5	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	855	886
5	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	976	1,017
5	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	487	503
5	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	44	44
5,6	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	496	500
5	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	2,004	2,086
5	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	1,360	1,383
5	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	520	525
5	CSAIL 2018-CX12 Commercial Mortgage Trust	4.224%	8/15/51	1,010	1,082
5	CSAIL 2019-C15 Commercial Mortgage Trust	4.053%	3/15/52	1,310	1,386
5,6	Daimler Trucks Retail Trust 2018-1	2.850%	7/15/21	34,900	34,927
5,6	Daimler Trucks Retail Trust 2018-1	3.030%	11/15/24	11,840	11,897
5	DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	1,210	1,323
5	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	740	748
5,6,7	DELAM 2018-1, 1M USD LIBOR + 0.700%	3.182%	11/19/25	16,440	16,407
5,6	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	2,429	2,426
5,6	Dell Equipment Finance Trust 2017-2	2.190%	10/24/22	5,940	5,917
5,6	Dell Equipment Finance Trust 2018-1	2.970%	10/22/20	10,875	10,888
5,6	Dell Equipment Finance Trust 2018-2	3.160%	2/22/21	22,480	22,555
5	Discover Card Execution Note Trust 2018-A5	3.320%	3/15/24	22,440	22,859
5	Discover Card Execution Note Trust 2019-A1	3.040%	7/15/24	14,110	14,297
5,6	DLL Securitization Trust Series 2018-1	3.100%	4/18/22	13,535	13,609
5,6	DLL Securitization Trust Series 2018-A3	3.460%	1/20/22	27,790	28,076
5,6	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	6,700	6,804
6	DNB Boligkreditt AS	2.500%	3/28/22	6,160	6,138
5	Drive Auto Receivables Trust 2019-2	3.040%	3/15/23	7,110	7,124
5,6,7	Edsouth Indenture No 9 LLC 2015-1, 1M USD LIBOR + 0.800%	3.286%	10/25/56	616	613

5,6	Enterprise Fleet Financing LLC Series 2016-1	2.080%	9/20/21	1,147	1,143
5,6	Enterprise Fleet Financing LLC Series 2018-3	3.380%	5/20/24	10,460	10,551
5,6	Enterprise Fleet Financing LLC Series 2018-3	3.550%	5/20/24	7,700	7,862
5,6	Enterprise Fleet Financing LLC Series 2019-1	2.980%	10/22/24	8,660	8,660
5,6	Enterprise Fleet Financing LLC Series 2019-1	3.070%	10/22/24	6,160	6,160

Institutional Short-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
4,5	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	13,004	12,906
5	Fifth Third Auto Trust 2017-1	2.030%	7/15/24	13,390	13,239
5,7	First National Master Note Trust 2017-1, 1M USD LIBOR + 0.410%	2.884%	4/18/22	14,990	14,991
5,7	First National Master Note Trust 2017-2, 1M USD LIBOR + 0.440%	2.924%	10/16/23	6,030	6,036
5	Ford Credit Auto Lease Trust 2017-B	2.030%	12/15/20	6,520	6,498
5	Ford Credit Auto Lease Trust 2017-B	2.170%	2/15/21	3,300	3,284
5	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	58,340	58,486
5	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	5,350	5,373
5	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	15,260	15,367
5	Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	5,390	5,444
5	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	29,360	29,524
5	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	6,480	6,516
5,6	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	15,479	15,475
5,6	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	2,930	2,922
5,6	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	39,000	38,855
5,6	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	36,545	36,200
5,6	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	33,000	32,472
5,6	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	61,220	60,852
5,6	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	30,610	30,101
5,6	Ford Credit Auto Owner Trust 2018-1	3.190%	7/15/31	6,560	6,574
5,6	Ford Credit Auto Owner Trust 2018-2	3.470%	1/15/30	31,840	32,400
5	Ford Credit Auto Owner Trust 2018-A	3.030%	11/15/22	26,200	26,380
5	Ford Credit Auto Owner Trust 2018-B	3.240%	4/15/23	40,870	41,409
5	Ford Credit Auto Owner Trust 2018-B	3.380%	3/15/24	14,050	14,367
5,6	Ford Credit Auto Owner Trust 2019-1	3.520%	7/15/30	33,950	34,616
5	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	34,570	34,735
5	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	18,140	18,252
5	Ford Credit Floorplan Master Owner Trust A Series 2015-5	2.390%	8/15/22	2,115	2,106
5	Ford Credit Floorplan Master Owner Trust A Series 2017-1	2.070%	5/15/22	66,150	65,686
5	Ford Credit Floorplan Master Owner Trust A Series 2017-2	2.160%	9/15/22	30,110	29,892
5	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	40,300	40,509
5	Ford Credit Floorplan Master Owner Trust A Series 2018-3 A1	3.520%	10/15/23	40,960	41,727
5	GM Financial Automobile Leasing Trust 2017-1	2.260%	8/20/20	9,200	9,177
5	GM Financial Automobile Leasing Trust 2017-2	2.180%	6/21/21	6,180	6,147
5	GM Financial Automobile Leasing Trust 2017-3	1.720%	1/21/20	4,177	4,173
5	GM Financial Automobile Leasing Trust 2017-3	2.010%	11/20/20	12,170	12,131
5	GM Financial Automobile Leasing Trust 2017-3	2.120%	9/20/21	3,710	3,690
5	GM Financial Automobile Leasing Trust 2018-1	2.610%	1/20/21	24,920	24,909
5	GM Financial Automobile Leasing Trust 2018-2	3.060%	6/21/21	29,110	29,227
5	GM Financial Automobile Leasing Trust 2018-3	3.180%	6/21/21	10,950	11,020
5	GM Financial Automobile Leasing Trust 2018-3	3.300%	7/20/22	2,150	2,164
5,6	GM Financial Consumer Automobile 2017-3	2.130%	3/16/23	4,260	4,215
5	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	5,945	6,009
5	GM Financial Consumer Automobile 2018-3	3.020%	5/16/23	31,600	31,859
5	GM Financial Consumer Automobile 2018-3	3.160%	1/16/24	9,990	10,204
5	GM Financial Consumer Automobile 2018-4	3.210%	10/16/23	35,400	35,846
5	GM Financial Consumer Automobile 2018-4	3.320%	6/17/24	20,490	21,016

Institutional Short-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
5	GM Financial Consumer Automobile 2019-1	3.110%	7/16/24	14,060	14,281
5,6	GMF Floorplan Owner Revolving Trust 2017-2	2.130%	7/15/22	29,660	29,408
5,6	GMF Floorplan Owner Revolving Trust 2018-2	3.130%	3/15/23	27,050	27,249
5,6	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	940	933
5,6	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	48,850	48,625
5,6,7	Golden Credit Card Trust 2017-4A, 1M USD LIBOR + 0.520%	3.004%	7/15/24	20,690	20,640
5,6	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	22,260	22,197
5,6	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	31,290	32,053
5,6,7	Gosforth Funding 2016-1A PLC, 3M USD LIBOR + 0.700%	3.384%	2/15/58	6,773	6,777
5,6,7	Gosforth Funding 2018-1A PLC, 3M USD LIBOR + 0.450%	3.101%	8/25/60	17,643	17,609
5,6	GreatAmerica Leasing Receivables Funding LLC Series 2016-1	1.990%	4/20/22	804	800
5,6	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.830%	6/17/24	2,580	2,579
5,6	GreatAmerica Leasing Receivables Funding LLC Series 2019-1	3.210%	2/18/25	4,630	4,680
5,6	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	217	227
5	GS Mortgage Securities Trust 2013-GC13	4.050%	7/10/46	1,338	1,405
5	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	1,176	1,190
5	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	60	63
5	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	3,596	3,772
5	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	110	116
5	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	60	62
5	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	620	629
5	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	1,380	1,427
5	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	460	465
5	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	80	82
5	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	5	5
5	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	1,170	1,205
5	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	570	561
5	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	555	594
5,6	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	10,525	10,459
5,6	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	8,760	8,723
5,6	Hertz Vehicle Financing II LP 2016-3A	2.270%	7/25/20	2,865	2,858
5,6	Hertz Vehicle Financing II LP 2018-1A	3.290%	2/25/24	1,280	1,268
5,6	Hertz Vehicle Financing LLC 2017-2A	3.290%	10/25/23	1,503	1,502
5,6,7	Holmes Master Issuer PLC 2018-1, 3M USD LIBOR + 0.360%	3.147%	10/15/54	14,680	14,656
5,6,7	Holmes Master Issuer PLC 2018-2A, 3M USD LIBOR + 0.420%	3.207%	10/15/54	27,420	27,361
5	Honda Auto Receivables 2017-3 Owner Trust	1.980%	11/20/23	8,510	8,407
5	Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	1,810	1,801
5	Honda Auto Receivables 2017-4 Owner Trust	2.210%	3/21/24	2,900	2,870
5	Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	13,990	14,080
5	Honda Auto Receivables 2018-3 Owner Trust	2.950%	8/22/22	22,120	22,258
5	Honda Auto Receivables 2018-3 Owner Trust	3.070%	11/21/24	8,110	8,194
5	Honda Auto Receivables 2018-4 Owner Trust	3.300%	7/15/25	6,680	6,817
5	Honda Auto Receivables 2019-1 Owner Trust	2.900%	6/18/24	5,320	5,361
5,6	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	3,082	3,066
5,6	Hyundai Auto Lease Securitization Trust 2017-B	2.130%	3/15/21	15,120	15,062

Institutional Short-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
5,6	Hyundai Auto Lease Securitization Trust 2017-C	2.120%	2/16/21	11,080	11,043
5,6	Hyundai Auto Lease Securitization Trust 2017-C	2.210%	9/15/21	2,180	2,169
5,6	Hyundai Auto Lease Securitization Trust 2018-A	2.810%	4/15/21	26,050	26,081
5,6	Hyundai Auto Lease Securitization Trust 2018-A	2.890%	3/15/22	8,250	8,257
5,6	Hyundai Auto Lease Securitization Trust 2018-B	3.040%	10/15/21	25,740	25,883
5,6	Hyundai Auto Lease Securitization Trust 2018-B	3.200%	6/15/22	3,290	3,311
5,6	Hyundai Auto Lease Securitization Trust 2019-A	2.980%	7/15/22	12,240	12,272
5,6	Hyundai Auto Lease Securitization Trust 2019-A	3.050%	12/15/22	2,010	2,018
5	Hyundai Auto Receivables Trust 2017-B	1.960%	2/15/23	6,960	6,868
5,6	Irvine Core Office Trust 2013-IRV	3.174%	5/15/48	2,036	2,056
5	John Deere Owner Trust 2016-B	1.490%	5/15/23	2,135	2,121
5	John Deere Owner Trust 2017-A	2.110%	12/15/23	11,350	11,261
5	John Deere Owner Trust 2017-B	2.110%	7/15/24	6,770	6,702
5	John Deere Owner Trust 2018-B	3.080%	11/15/22	36,300	36,573
5	John Deere Owner Trust 2018-B	2.910%	7/17/23	25,490	25,626
5	John Deere Owner Trust 2018-B	3.230%	6/16/25	11,550	11,727
5	John Deere Owner Trust 2018-B	3.000%	1/15/26	4,030	4,055
5,6	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C1	4.608%	6/15/43	81	82
5,6	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2	4.070%	11/15/43	326	330
5,6	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3	4.717%	2/15/46	1,401	1,440
5,6	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5	5.382%	8/15/46	867	911
5,6	JP Morgan Chase Commercial Mortgage Securities Trust 2011-RR1	4.717%	3/16/46	4,957	5,077
5	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	338	338
5,6	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	3.424%	10/15/45	1,627	1,646
5,6	JP Morgan Chase Commercial Mortgage Securities Trust 2012-HSBC	3.093%	7/5/32	1,110	1,121
5	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13	3.994%	1/15/46	2,283	2,370
5	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.674%	12/15/46	328	334
5	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.881%	12/15/46	264	275
5	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	1,250	1,318
5	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	1,315	1,322
5	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	3.461%	7/15/47	360	366

Institutional Short-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
5	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	1,650	1,621
5	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%	12/15/49	110	114
5	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.490%	7/15/50	310	317
5	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	2,043	2,108
5	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.042%	7/15/45	1,835	1,903
5	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	232	237
5	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	277	291
5	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	222	226
5	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.199%	1/15/47	2,947	3,116
5	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	1,460	1,539
5	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	700	741
5	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.997%	4/15/47	100	105
5	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.493%	8/15/47	240	247
5	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.639%	11/15/47	1,183	1,221
5	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.231%	1/15/48	390	395
5	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	10	10
5	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.179%	2/15/48	330	332
5	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	40	42
5	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	220	229
5	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.598%	11/15/48	490	505
5	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	860	891
5	JPMCC Commercial Mortgage Securities Trust 2017-JP7	3.454%	9/15/50	340	346
5	JPMDB Commercial Mortgage Securities Trust 2016-C4	3.141%	12/15/49	80	80
5	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	240	240
5	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	230	247
5,6,7	Lanark Master Issuer plc 2018-1A, 3M USD LIBOR + 0.420%	3.083%	12/22/69	3,808	3,799
5,6,7	Lanark Master Issuer plc 2018-2A, 1M USD LIBOR + 0.420%	3.083%	12/22/69	14,159	14,166

Institutional Short-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
5	Mercedes-Benz Auto Lease Trust 2018-A	2.200%	4/15/20	2,393	2,391
5	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	10,630	10,610
5	Mercedes-Benz Auto Lease Trust 2019-A	3.250%	10/15/24	3,370	3,386
5	Mercedes-Benz Auto Receivables Trust 2018-1	3.150%	10/15/24	12,310	12,544
5,6	MMAF Equipment Finance LLC 2013-AA	2.570%	6/9/33	4,840	4,832
5,6	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	1,170	1,166
5,6	MMAF Equipment Finance LLC 2016-AA	2.210%	12/15/32	8,390	8,248
5,6	MMAF Equipment Finance LLC 2017-A	2.410%	8/16/24	10,320	10,249
5,6	MMAF Equipment Finance LLC 2017-A	2.680%	7/16/27	5,160	5,132
5,6	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	6,490	6,595
5,6	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	3,550	3,625
5,6	MMAF Equipment Finance LLC 2019-A	3.080%	11/12/41	4,320	4,359
5	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	879	889
5	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.792%	8/15/45	694	708
5	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6	2.858%	11/15/45	399	400
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.085%	7/15/46	3,023	3,171
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	3.960%	8/15/46	1,068	1,105
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.165%	8/15/46	70	74
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	3.824%	10/15/46	262	268
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	70	74
5	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	150	158
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	250	262
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.384%	2/15/47	250	265
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	3.773%	4/15/47	1,489	1,545
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	4.051%	4/15/47	2,065	2,166
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	2,008	2,102
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.094%	6/15/47	465	482
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17	3.741%	8/15/47	70	73
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	20	21
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	200	203
5	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	20	21
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	250	252

Institutional Short-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	90	91
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.451%	7/15/50	230	236
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24	3.732%	5/15/48	1,190	1,238
5	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	2,372	2,453
5	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.325%	5/15/49	1,800	1,822
5	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	3,050	3,160
5	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	460	470
5,6	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	1,344	1,357
5	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	6,630	6,896
5	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	150	149
5	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	1,420	1,384
5	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	1,760	1,812
5	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	180	184
5	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	222	228
5	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	170	182
5,6,7	Motor PLC 2017-1A, 1M USD LIBOR + 0.530%	3.016%	9/25/24	10,725	10,703
5,7	Navient Student Loan Trust 2014-8, 1M USD LIBOR + 0.600%	2.926%	4/25/23	4,387	4,389
5,6,7	Navient Student Loan Trust 2016-2, 1M USD LIBOR + 1.050%	3.535%	6/25/65	5,077	5,116
5,6,7	Navient Student Loan Trust 2016-3, 1M USD LIBOR + 0.850%	3.336%	6/25/65	3,932	3,947
5,6,7	Navient Student Loan Trust 2016-6A, 1M USD LIBOR + 0.750%	3.236%	3/25/66	34,572	34,734
5,6,7	Navient Student Loan Trust 2017-1, 1M USD LIBOR + 0.750%	3.236%	7/26/66	13,109	13,148
5,6,7	Navient Student Loan Trust 2018-1, 1M USD LIBOR + 0.190%	2.675%	3/25/67	391	391
5,6,7	Navistar Financial Dealer Note Master Trust II 201, 1M USD LIBOR + 0.780%	3.265%	6/27/22	12,390	12,403
5,6	NextGear Floorplan Master Owner Trust 2016-1A	2.740%	4/15/21	8,880	8,880
5	Nissan Auto Lease Trust 2017-A	1.910%	4/15/20	15,396	15,369
5	Nissan Auto Lease Trust 2017-A	2.040%	9/15/22	5,610	5,590
5	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	15,110	15,063
5	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	4,210	4,190
5	Nissan Auto Lease Trust 2018-B	3.250%	9/15/21	31,440	31,711
5	Nissan Auto Lease Trust 2018-B	3.350%	9/15/23	12,040	12,178
5	Nissan Auto Receivables 2016-A Owner Trust	1.590%	7/15/22	2,250	2,228
5	Nissan Auto Receivables 2017-C Owner Trust	2.120%	4/18/22	15,700	15,617
5	Nissan Auto Receivables 2017-C Owner Trust	2.280%	2/15/24	8,850	8,798
5	Nissan Auto Receivables 2018-B Owner Trust	3.160%	12/16/24	12,310	12,495
5	Nissan Auto Receivables 2019-A Owner Trust	3.000%	9/15/25	6,410	6,500
5,6	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	654	665
5,6	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	510	503

Institutional Short-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
5,6,7	Pepper Residential Securities Trust 2017A-A1UA, 1M USD LIBOR + 1.100%	3.593%	3/10/58	186	186
5,6,7	Pepper Residential Securities Trust 2018A-A1UA, 1M USD LIBOR + 0.950%	3.443%	3/12/47	68	68
5,6,7	Pepper Residential Securities Trust 2021-A1U, 1M USD LIBOR + 0.880%	3.362%	1/16/60	2,674	2,669
5,6,7	Pepper Residential Securities Trust 2022-A1U, 1M USD LIBOR + 0.350%	3.488%	6/20/60	15,364	15,326
5,6,7	Pepper Residential Securities Trust 2023-A1U, 1M USD LIBOR + 0.950%	3.503%	8/18/60	6,860	6,856
5,6,7	Permanent Master Issuer Plc 2018-1A, 3M USD LIBOR + 0.380%	3.167%	7/15/58	13,840	13,793
5,6	PFS Financing Corp. 2017-B	2.220%	7/15/22	1,020	1,012
5,6,7	PFS Financing Corp. 2017-C, 1M USD LIBOR + 0.470%	2.954%	10/15/21	1,440	1,440
5,6	PFS Financing Corp. 2017-D	2.400%	10/17/22	1,500	1,490
5,6	PFS Financing Corp. 2018-D	3.190%	4/17/23	640	643
5,6,7	PHEAA Student Loan Trust 2016-2A, 1M USD LIBOR + 0.950%	3.436%	11/25/65	11,853	11,921
5	Public Service New Hampshire Funding LLC 2018-1	3.094%	2/1/26	5,697	5,761
5,6,7	Resimac Premier Series 2016-1A, 1M USD LIBOR + 1.390%	3.883%	10/10/47	1,787	1,788
5,6,7	Resimac Premier Series 2017-1A, 1M USD LIBOR + 0.950%	3.441%	9/11/48	3,945	3,946
5,6,7	Resimac Premier Series 2018-1A, 1M USD LIBOR + 0.800%	3.292%	11/10/49	2,075	2,072
5,6,7	Resimac Premier Series 2018-1NCA, 1M USD LIBOR + 0.850%	3.332%	12/16/59	3,506	3,500
5,6,7	Resimac Premier Series 2018-2, 1M USD LIBOR + 0.850%	3.341%	4/10/50	5,018	5,009
5	Santander Drive Auto Receivables Trust 2017-3	1.870%	6/15/21	108	108
5	Santander Drive Auto Receivables Trust 2018-1	2.100%	11/16/20	25	25
5	Santander Drive Auto Receivables Trust 2018-1	2.320%	8/16/21	300	300
5,6	Santander Retail Auto Lease Trust 2017-A	2.370%	1/20/22	2,130	2,119
5,6	Santander Retail Auto Lease Trust 2018-A	2.930%	5/20/21	16,210	16,243
5,6	Santander Retail Auto Lease Trust 2018-A	3.060%	4/20/22	5,680	5,697
5,6	Securitized Term Auto Receivables Trust 2016-1A	1.524%	3/25/20	1,360	1,358
5,6	Securitized Term Auto Receivables Trust 2016-1A	1.794%	2/25/21	14,340	14,272
5,6	Securitized Term Auto Receivables Trust 2017-1A	1.890%	8/25/20	12,784	12,749
5,6	Securitized Term Auto Receivables Trust 2017-1A	2.209%	6/25/21	12,900	12,859
5,6	Securitized Term Auto Receivables Trust 2017-2A	2.040%	4/26/21	12,380	12,325
5,6	Securitized Term Auto Receivables Trust 2017-2A	2.289%	3/25/22	4,160	4,149
5,6	Securitized Term Auto Receivables Trust 2018-1A	3.068%	1/25/22	11,310	11,363
5,6	Securitized Term Auto Receivables Trust 2018-1A	3.298%	11/25/22	4,030	4,094

Institutional Short-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
5,6	Securitized Term Auto Receivables Trust 2018-2A	3.544%	6/26/23	3,820	3,883
5	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	2,330	2,300
5,6	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	421	419
5,6,7	SMB Private Education Loan Trust 2016-B, 1M USD LIBOR + 1.500%	3.934%	2/17/32	342	349
5,6,7	SMB Private Education Loan Trust 2016-C, 1M USD LIBOR + 1.100%	3.584%	9/15/34	593	597
5,6,7	SMB Private Education Loan Trust 2017-A, 1M USD LIBOR + 0.900%	3.384%	9/15/34	3,022	3,029
5,6	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	790	784
5,6	SMB Private Education Loan Trust 2018-A	3.500%	2/15/36	2,320	2,353
5,6	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	1,370	1,404
5,6	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	2,530	2,585
5,6	SoFi Professional Loan Program 2017-A LLC	2.400%	3/26/40	3,500	3,451
5,6,7	SoFi Professional Loan Program 2017-A LLC, 1M USD LIBOR + 0.700%	3.185%	3/26/40	1,722	1,724
5,6	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	890	885
5,6	SoFi Professional Loan Program 2017-D LLC	2.650%	9/25/40	600	594
5,6	SoFi Professional Loan Program 2017-E LLC	1.860%	11/26/40	700	693
5,6	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	350	347
5,6	SoFi Professional Loan Program 2017-F LLC	2.050%	1/25/41	817	812
5,6	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	580	577
5,6	SoFi Professional Loan Program 2018-A LLC	2.390%	2/25/42	346	344
5,6	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	230	228
5,6	SoFi Professional Loan Program 2018-B LLC	3.340%	8/25/47	1,600	1,612
5,6	SoFi Professional Loan Program 2018-C LLC	3.590%	1/25/48	3,590	3,668
5,6	SoFi Professional Loan Program 2018-D LLC	3.600%	2/25/48	2,000	2,048
5	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	13,520	13,766
5	Synchrony Credit Card Master Note Trust 2015-1	2.370%	3/15/23	14,730	14,671
5	Synchrony Credit Card Master Note Trust 2015-4	2.380%	9/15/23	24,190	24,090
5	Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	210	208
5	Synchrony Credit Card Master Note Trust 2016-3	1.580%	9/15/22	20,540	20,423
5	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	5,240	5,211
5,6	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	100	104
5	Toyota Auto Receivables 2017-D Owner Trust	2.120%	2/15/23	840	832
5	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	7,140	7,114
5	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	480	478
5	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	5,060	5,131
5	Toyota Auto Receivables 2018-C Owner Trust	3.020%	12/15/22	30,750	31,024
5	Toyota Auto Receivables 2018-C Owner Trust	3.130%	2/15/24	14,270	14,464
5	Toyota Auto Receivables 2019-A Owner Trust	2.910%	7/17/23	50,390	50,743
5	Toyota Auto Receivables 2019-A Owner Trust	3.000%	5/15/24	4,280	4,315
5,6	Trafigura Securitisation Finance plc 2017-1A	2.470%	12/15/20	2,350	2,327
5,6	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	4,940	4,960
5,6	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	40,460	40,646
5	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	247	253
5	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	495	507
5	UBS Commercial Mortgage Trust 2019-C16	3.460%	4/15/52	214	220

Institutional Short-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
5,6	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	2,364	2,399
5	UBS-Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/10/45	521	523
5	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	100	102
5	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	60	61
5	USAA Auto Owner Trust 2017-1	1.880%	9/15/22	7,560	7,484
5,6	Verizon Owner Trust 2016-2A	1.680%	5/20/21	4,059	4,044
5,6	Verizon Owner Trust 2017-1A	2.060%	9/20/21	20,500	20,435
5,6	Verizon Owner Trust 2017-2A	1.920%	12/20/21	27,610	27,455
5,6	Verizon Owner Trust 2017-3	2.060%	4/20/22	10,800	10,731
5,6	Verizon Owner Trust 2018-1	2.820%	9/20/22	35,740	35,824
5	Verizon Owner Trust 2018-A	3.230%	4/20/23	40,810	41,342
5	Verizon Owner Trust 2019-A	2.930%	9/20/23	25,320	25,478
5,6	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	2,236	2,249
5	Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	18,810	18,983
5	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	8,520	8,628
5	Volkswagen Auto Loan Enhanced Trust 2018-2	3.250%	4/20/23	39,670	40,154
5	Volkswagen Auto Loan Enhanced Trust 2018-2	3.330%	2/20/25	11,540	11,778
5	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	529	531
5	Wells Fargo Commercial Mortgage Trust 2012-LC5	3.539%	10/15/45	434	440
5	Wells Fargo Commercial Mortgage Trust 2013-LC12	3.928%	7/15/46	286	294
5	Wells Fargo Commercial Mortgage Trust 2013-LC12	4.218%	7/15/46	1,306	1,374
5	Wells Fargo Commercial Mortgage Trust 2013-LC12	4.287%	7/15/46	350	364
5	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.548%	8/15/50	90	92
5	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	20	21
5	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	10	10
5	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	960	967
5	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	76	77
5	Wells Fargo Commercial Mortgage Trust 2015-C27	3.451%	2/15/48	460	470
5	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	2,674	2,759
5	Wells Fargo Commercial Mortgage Trust 2015-C30	3.664%	9/15/58	700	721
5	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	1,771	1,852
5	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	2,594	2,686
5	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	880	855
5	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	2,460	2,533

Institutional Short-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
5	Wells Fargo Commercial Mortgage Trust 2016-C37	3.525%	12/15/49	360	367
5	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	90	94
5	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	520	528
5	Wells Fargo Commercial Mortgage Trust 2017-C39	3.157%	9/15/50	190	189
5	Wells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	2,135	2,162
5	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	1,160	1,189
5	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	1,430	1,455
5	Wells Fargo Commercial Mortgage Trust 2017-C42	3.589%	12/15/50	580	594
5	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	176	181
5	Wells Fargo Commercial Mortgage Trust 2018-C43	4.012%	3/15/51	700	740
5	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	470	502
5	Wells Fargo Commercial Mortgage Trust 2018-C47	4.365%	9/15/61	3,410	3,680
5	Wells Fargo Commercial Mortgage Trust 2018-C47	4.442%	9/15/61	450	491
5	Wells Fargo Commercial Mortgage Trust 2018-C48	4.245%	1/15/52	280	300
5	Wells Fargo Commercial Mortgage Trust 2019-C49	3.933%	3/15/52	230	242
5	Wells Fargo Commercial Mortgage Trust 2019-C49	4.023%	3/15/52	1,310	1,384
5,6	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	614	631
5	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	597	607
5	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	752	769
5	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	385	387
5	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	1,312	1,314
5	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	567	569
5	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	329	335
5	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	526	551
5	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	201	204
5	WFRBS Commercial Mortgage Trust 2013-C18	3.676%	12/15/46	332	339
5	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	1,042	1,099

Institutional Short-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
5	WFRBS Commercial Mortgage Trust 2014-C19	3.829%	3/15/47	960	1,002
5	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	110	116
5	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	30	31
5	WFRBS Commercial Mortgage Trust 2014-C21	3.410%	8/15/47	80	82
5	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	230	238
5	WFRBS Commercial Mortgage Trust 2014-C23	3.650%	10/15/57	800	824
5	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	1,038	1,086
5	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	2,251	2,321
5	WFRBS Commercial Mortgage Trust 2014-LC14	3.766%	3/15/47	60	62
5	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	1,179	1,238
5,6	Wheels SPV 2 LLC 2016-1A	1.870%	5/20/25	2,145	2,134
5	World Financial Network Credit Card Master Note Trust Series 2012-D	2.150%	4/17/23	22,000	21,966
5	World Financial Network Credit Card Master Note Trust Series 2015-B	2.550%	6/17/24	3,270	3,261
5	World Omni Auto Receivables Trust 2016-A	1.770%	9/15/21	6,496	6,467
5	World Omni Auto Receivables Trust 2016-B	1.300%	2/15/22	16,128	15,980
5	World Omni Auto Receivables Trust 2018-A	2.730%	2/15/24	5,280	5,309
5	World Omni Auto Receivables Trust 2018-D	3.330%	4/15/24	47,300	48,144
5	World Omni Auto Receivables Trust 2018-D	3.440%	12/16/24	5,870	6,028
5	World Omni Auto Receivables Trust 2019-A	3.220%	6/16/25	6,420	6,509
5	World Omni Automobile Lease Securitization Trust 2017-A	2.320%	8/15/22	8,800	8,775
5	World Omni Automobile Lease Securitization Trust 2018-A	2.830%	7/15/21	11,810	11,833
5	World Omni Automobile Lease Securitization Trust 2018-B	3.190%	12/15/21	23,160	23,277
5,6	World Omni Select Auto Trust A Series 2018-1 A2	3.240%	4/15/22	34,100	34,209
5,6	World Omni Select Auto Trust A Series 2018-1 A3	3.460%	3/15/23	9,120	9,220
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,793,137)					3,813,751
Corporate Bonds (21.8%)
Finance (17.1%)
	Banking (16.5%)
6	ABN AMRO Bank NV	3.400%	8/27/21	7,500	7,592
	American Express Co.	2.200%	10/30/20	2,605	2,585
	American Express Co.	3.700%	11/5/21	10,550	10,782
6	ASB Bank Ltd.	3.750%	6/14/23	4,955	5,061
6	Australia & New Zealand Banking Group Ltd.	2.250%	12/19/19	15,855	15,801
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	4,215	4,179
5	Bank of America Corp.	2.369%	7/21/21	1,515	1,506
5	Bank of America Corp.	2.328%	10/1/21	4,660	4,618

Institutional Short-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
5	Bank of America Corp.	2.738%	1/23/22	30,000	29,893
	Bank of Montreal	3.300%	2/5/24	4,000	4,044
	Bank of Nova Scotia	2.228%	12/11/19	31,695	31,598
	Bank of Nova Scotia	2.350%	10/21/20	4,245	4,223
	Bank of Nova Scotia	3.400%	2/11/24	6,530	6,632
6	Banque Federative du Credit Mutuel SA	2.000%	4/12/19	19,300	19,297
6	Banque Federative du Credit Mutuel SA	2.200%	7/20/20	26,854	26,620
6	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	4,375	4,337
6	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	22,303	22,056
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	20,360	20,845
	Citibank NA	2.100%	6/12/20	9,225	9,166
	Citibank NA	2.125%	10/20/20	28,095	27,865
	Citibank NA	2.850%	2/12/21	31,060	31,180
6	Commonwealth Bank of Australia	5.000%	10/15/19	12,667	12,824
	Commonwealth Bank of Australia	2.300%	3/12/20	1,100	1,096
	Commonwealth Bank of Australia	2.400%	11/2/20	2,045	2,034
6	Commonwealth Bank of Australia	2.000%	9/6/21	25,776	25,262
6	Commonwealth Bank of Australia	2.750%	3/10/22	5,215	5,204
6	Commonwealth Bank of Australia	3.450%	3/16/23	3,002	3,051
6	Commonwealth Bank of Australia	3.350%	6/4/24	7,650	7,766
	Cooperatieve Rabobank UA	3.875%	2/8/22	13,745	14,141
6	Danske Bank A/S	1.650%	9/6/19	9,062	8,974
6	Danske Bank A/S	2.750%	9/17/20	8,000	7,908
6	DNB Bank ASA	2.125%	10/2/20	17,000	16,841
6	Federation des \Caisses Desjardins du Quebec	2.250%	10/30/20	11,220	11,126
	Fifth Third Bank	2.200%	10/30/20	825	818
	Goldman Sachs Group Inc.	2.550%	10/23/19	12,800	12,779
	Goldman Sachs Group Inc.	2.600%	12/27/20	6,415	6,381
	Goldman Sachs Group Inc.	2.875%	2/25/21	8,856	8,866
	Goldman Sachs Group Inc.	2.625%	4/25/21	2,250	2,238
	Goldman Sachs Group Inc.	3.625%	2/20/24	20,125	20,368
	HSBC Holdings plc	2.950%	5/25/21	600	601
	HSBC Holdings plc	2.650%	1/5/22	36,300	36,009
5	HSBC Holdings plc	3.033%	11/22/23	7,020	6,960
5	HSBC Holdings plc	3.950%	5/18/24	19,410	19,750
5	HSBC Holdings plc	3.803%	3/11/25	1,900	1,927
	HSBC USA Inc.	2.750%	8/7/20	3,125	3,128
	Huntington National Bank	2.375%	3/10/20	5,300	5,282
	JPMorgan Chase & Co.	2.250%	1/23/20	13,950	13,896
	JPMorgan Chase & Co.	2.750%	6/23/20	5,500	5,506
	JPMorgan Chase & Co.	2.550%	10/29/20	28,960	28,886
	JPMorgan Chase & Co.	2.550%	3/1/21	19,218	19,169
5	JPMorgan Chase & Co.	3.514%	6/18/22	16,310	16,531
	JPMorgan Chase & Co.	3.250%	9/23/22	7,585	7,702
5	JPMorgan Chase & Co.	2.776%	4/25/23	9,070	9,011
5	JPMorgan Chase & Co.	4.023%	12/5/24	10,055	10,411
5	JPMorgan Chase Bank NA	3.086%	4/26/21	93,000	93,222
	Lloyds Bank plc	3.300%	5/7/21	25,000	25,188
5	Lloyds Banking Group plc	2.907%	11/7/23	10,010	9,761
	Manufacturers & Traders Trust Co.	2.050%	8/17/20	4,815	4,777
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	2,440	2,424
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	5,278	5,286
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	2,500	2,537
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	1,930	1,894

Institutional Short-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	11,390	11,276
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	26,465	27,197
6	Mitsubishi UFJ Trust & Banking Corp.	2.450%	10/16/19	2,710	2,704
6	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	18,515	18,444
	Mizuho Financial Group Inc.	2.953%	2/28/22	2,680	2,677
	Morgan Stanley	2.800%	6/16/20	808	809
	Morgan Stanley	2.500%	4/21/21	14,738	14,649
	Morgan Stanley	2.625%	11/17/21	14,452	14,361
	Morgan Stanley	2.750%	5/19/22	32,935	32,783
6	MUFG Bank Ltd.	2.300%	3/5/20	1,830	1,822
6	MUFG Bank Ltd.	2.750%	9/14/20	8,725	8,711
6	MUFG Bank Ltd.	2.850%	9/8/21	3,990	3,979
	MUFG Union Bank NA	3.150%	4/1/22	15,875	16,005
	National Australia Bank Ltd.	1.875%	7/12/21	15,000	14,681
	National Bank of Canada	2.150%	6/12/20	7,000	6,956
	National Bank of Canada	2.200%	11/2/20	2,485	2,466
6	Nordea Bank AB	3.750%	8/30/23	4,000	4,036
	PNC Bank NA	2.550%	12/9/21	320	319
	Royal Bank of Canada	2.150%	10/26/20	16,860	16,784
	Royal Bank of Canada	3.700%	10/5/23	4,670	4,835
	Santander UK plc	3.400%	6/1/21	24,000	24,176
	State Street Corp.	4.375%	3/7/21	3,200	3,296
	Sumitomo Mitsui Banking Corp.	2.250%	7/11/19	1,500	1,498
	Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	14,190	14,174
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	1,950	1,927
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	4,695	4,818
	Svenska Handelsbanken AB	2.250%	6/17/19	6,000	5,994
	Svenska Handelsbanken AB	2.450%	3/30/21	800	795
	Svenska Handelsbanken AB	1.875%	9/7/21	3,320	3,249
	Toronto-Dominion Bank	1.900%	10/24/19	28,630	28,491
	Toronto-Dominion Bank	3.150%	9/17/20	17,185	17,357
	Toronto-Dominion Bank	3.250%	6/11/21	21,675	21,920
	Toronto-Dominion Bank	3.500%	7/19/23	15,085	15,524
6	UBS AG	2.450%	12/1/20	21,355	21,252
6	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	6,579	6,577
6	UBS Group Funding Switzerland AG	3.491%	5/23/23	3,400	3,418
5,6	UBS Group Funding Switzerland AG	2.859%	8/15/23	23,972	23,614
	US Bancorp	3.375%	2/5/24	3,275	3,346
	US Bank NA	3.450%	11/16/21	5,750	5,870
	Wells Fargo & Co.	3.750%	1/24/24	11,800	12,134
	Wells Fargo Bank NA	2.400%	1/15/20	38,900	38,771
5	Wells Fargo Bank NA	3.325%	7/23/21	37,575	37,813
	Wells Fargo Bank NA	3.625%	10/22/21	19,400	19,774
	Wells Fargo Bank NA	3.550%	8/14/23	9,525	9,776
	Westpac Banking Corp.	2.600%	11/23/20	150	150
	Westpac Banking Corp.	2.000%	8/19/21	5,000	4,906
	Westpac Banking Corp.	2.750%	1/11/23	11,725	11,658
	Westpac Banking Corp.	3.300%	2/26/24	4,310	4,356

	Brokerage (0.0%)
	Ameriprise Financial Inc.	3.000%	3/22/22	2,000	2,011

Institutional Short-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Insurance (0.5%)
6	AIG Global Funding	2.700%	12/15/21	2,570	2,541
6	MassMutual Global Funding II	1.950%	9/22/20	5,770	5,718
6	Principal Life Global Funding II	2.204%	12/11/19	27,685	27,547
6	Reliance Standard Life Global Funding II	3.050%	1/20/21	1,770	1,771

	Real Estate Investment Trusts (0.1%)
	Simon Property Group LP	4.375%	3/1/21	10,000	10,262
					1,389,393

Industrial (4.6%)
	Basic Industry (0.6%)
6	Air Liquide Finance SA	1.375%	9/27/19	6,805	6,755
	Airgas Inc.	2.375%	2/15/20	12,470	12,401
6	Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP	2.450%	5/1/20	4,285	4,269
6	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.300%	5/1/23	3,413	3,499
	EI du Pont de Nemours & Co.	2.200%	5/1/20	18,535	18,467

	Capital Goods (0.5%)
	Caterpillar Financial Services Corp.	2.250%	12/1/19	15,025	14,985
	Caterpillar Financial Services Corp.	1.850%	9/4/20	20,000	19,796
	Caterpillar Financial Services Corp.	2.500%	11/13/20	4,850	4,832

	Communication (0.4%)
	America Movil SAB de CV	5.000%	10/16/19	5,200	5,258
	America Movil SAB de CV	5.000%	3/30/20	8,367	8,524
6	NBCUniversal Enterprise Inc.	1.974%	4/15/19	9,965	9,963
	Telefonos de Mexico SAB de CV	5.500%	11/15/19	5,000	5,075

	Consumer Cyclical (0.7%)
	American Honda Finance Corp.	3.000%	6/16/20	8,450	8,489
6	BMW US Capital LLC	3.250%	8/14/20	6,300	6,341
6	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	11,671	11,615
6	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	6,512	6,459
6	Harley-Davidson Financial Services Inc.	2.400%	6/15/20	1,650	1,626
6	Nissan Motor Acceptance Corp.	2.150%	7/13/20	3,500	3,451
6	Nissan Motor Acceptance Corp.	2.150%	9/28/20	5,000	4,919
6	Nissan Motor Acceptance Corp.	3.650%	9/21/21	3,500	3,523
	Toyota Motor Corp.	3.183%	7/20/21	6,600	6,692

	Consumer Noncyclical (0.7%)
	Gilead Sciences Inc.	1.850%	9/20/19	4,000	3,982
	Gilead Sciences Inc.	2.350%	2/1/20	14,075	14,050
	GlaxoSmithKline Capital plc	2.875%	6/1/22	33,600	33,796
	SSM Health Care Corp.	3.688%	6/1/23	6,485	6,659

	Energy (1.1%)
	Baker Hughes a GE Co. LLC	3.200%	8/15/21	12,522	12,648
	BP Capital Markets America Inc.	4.500%	10/1/20	10,000	10,266
	BP Capital Markets plc	1.676%	5/3/19	19,500	19,480
	BP Capital Markets plc	2.521%	1/15/20	480	480
	BP Capital Markets plc	2.315%	2/13/20	14,647	14,582
	TransCanada PipeLines Ltd.	2.125%	11/15/19	17,190	17,126

Institutional Short-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TransCanada PipeLines Ltd.	2.500%	8/1/22	1,557	1,536
7	TransCanada PipeLines Ltd., 3M USD LIBOR + 0.270%	2.959%	11/15/19	16,710	16,720

	Other Industrial (0.3%)
6	CK Hutchison International 17 Ltd.	2.250%	9/29/20	12,480	12,370
6	Hutchison Whampoa International 09 Ltd.	7.625%	4/9/19	16,140	16,149

	Technology (0.1%)
	Baidu Inc.	2.750%	6/9/19	6,228	6,228

	Transportation (0.2%)
	Burlington Northern Santa Fe LLC	4.700%	10/1/19	9,257	9,340
5	Delta Air Lines 2012-1 Class A Pass Through Trust	4.750%	11/7/21	5,845	5,918
5	Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	5/1/21	4,004	4,083
					372,352
Utilities (0.1%)
	Electric (0.1%)
	Berkshire Hathaway Energy Co.	2.375%	1/15/21	3,325	3,311
	Duke Energy Florida LLC	4.550%	4/1/20	200	204
	Public Service Electric & Gas Co.	3.500%	8/15/20	1,297	1,313
	Western Massachusetts Electric Co.	3.500%	9/15/21	830	841
					5,669
Total Corporate Bonds (Cost $1,759,991)					1,767,414
Sovereign Bonds (11.4%)
6	Avi Funding Co. Ltd.	2.850%	9/16/20	7,700	7,681
	Bermuda	4.138%	1/3/23	7,800	7,993
6	Bermuda	4.138%	1/3/23	7,000	7,096
5	Bermuda	4.750%	2/15/29	1,120	1,186
6	BNG Bank NV	1.750%	10/30/19	35,000	34,798
6	CDP Financial Inc.	4.400%	11/25/19	12,903	13,046
6	CDP Financial Inc.	2.750%	3/7/22	32,500	32,760
6	CDP Financial Inc.	3.150%	7/24/24	1,750	1,782
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,850	1,844
	Corp. Andina de Fomento	2.200%	7/18/20	2,307	2,283
6	CPPIB Capital Inc.	1.250%	9/20/19	39,785	39,534
6	CPPIB Capital Inc.	2.750%	7/22/21	40,000	40,190
8	Development Bank of Japan Inc.	1.625%	9/25/19	10,000	9,951
6,9	Dexia Credit Local SA	1.875%	9/15/21	10,000	9,837
6	Dexia Credit Local SA	2.375%	9/20/22	10,290	10,212
6	Dexia Credit Local SA	3.250%	9/26/23	50,000	51,322
	Emirate of Abu Dhabi	2.500%	10/11/22	17,000	16,843
	Emirate of Abu Dhabi	3.125%	10/11/27	6,000	5,961
	Equinor ASA	3.150%	1/23/22	3,000	3,051
	Equinor ASA	2.650%	1/15/24	2,000	1,993
	Export-Import Bank of Korea	1.500%	10/21/19	19,500	19,345
	Export-Import Bank of Korea	2.250%	1/21/20	4,000	3,982
	Export-Import Bank of Korea	5.125%	6/29/20	1,500	1,542
	Export-Import Bank of Korea	4.000%	1/29/21	5,200	5,310
	Export-Import Bank of Korea	3.000%	11/1/22	2,400	2,413
	First Abu Dhabi Bank PJSC	3.000%	8/13/19	8,000	8,006

Institutional Short-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
6	Harvest Operations Corp.	4.200%	6/1/23	2,000	2,090
6	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	7,000	6,991
7	Industrial & Commercial Bank of China Ltd., 3M USD LIBOR + 0.750%	3.488%	11/8/20	4,500	4,511
	Inter-American Development Bank	2.125%	11/9/20	150	150
8	Japan Bank for International Cooperation	2.125%	11/16/20	12,500	12,393
8	Japan Bank for International Cooperation	3.125%	7/20/21	24,300	24,662
10	KFW	1.875%	4/1/19	5,000	5,000
	Kingdom of Saudi Arabia	2.375%	10/26/21	14,000	13,765
	Kingdom of Saudi Arabia	2.875%	3/4/23	7,600	7,534
	Kingdom of Sweden	1.500%	7/25/19	27,000	26,917
6	Kommunalbanken AS	1.750%	5/28/19	15,000	14,981
6	Kommunalbanken AS	1.500%	9/9/19	33,000	32,860
	Korea Development Bank	4.625%	11/16/21	2,315	2,423
	Korea Development Bank	3.000%	3/19/22	12,500	12,551
7	Korea Development Bank, 3M USD LIBOR + 0.550%	3.147%	3/12/21	10,000	10,000
7	Korea Development Bank, 3M USD LIBOR + 0.675%	3.300%	9/19/20	11,225	11,246
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	4,000	4,004
6	Nederlandse Waterschapsbank NV	1.250%	9/9/19	11,500	11,429
	Petronas Capital Ltd.	5.250%	8/12/19	38,617	38,947
	Petronas Global Sukuk Ltd.	2.707%	3/18/20	1,000	997
	Province of Alberta	1.900%	12/6/19	20,000	19,904
6	Province of Alberta	1.750%	8/26/20	9,350	9,252
	Province of Manitoba	2.100%	9/6/22	1,400	1,379
	Province of Ontario	1.250%	6/17/19	60,000	59,799
	Province of Ontario	4.000%	10/7/19	2,575	2,594
	Province of Ontario	4.400%	4/14/20	19,500	19,858
	Province of Quebec	2.750%	8/25/21	6,350	6,393
7	Province of Quebec, 1M USD LIBOR + 0.130%	2.743%	9/21/20	10,000	10,012
	Republic of Chile	3.875%	8/5/20	30,000	30,486
	Republic of Chile	3.250%	9/14/21	3,000	3,049
	Republic of Chile	2.250%	10/30/22	2,000	1,980
	Republic of Lithuania	7.375%	2/11/20	40,260	41,806
	Republic of Lithuania	6.125%	3/9/21	17,510	18,518
	Republic of Lithuania	6.625%	2/1/22	20,500	22,491
	Republic of Poland	5.125%	4/21/21	1,350	1,416
	Republic of Poland	5.000%	3/23/22	20,630	21,898
	Sinopec Group Overseas Development 2014 Ltd.	2.750%	4/10/19	9,200	9,200
6	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	10,000	10,000
	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	3,630	3,643
	State of Israel	3.150%	6/30/23	2,000	2,031
	State of Kuwait	2.750%	3/20/22	9,727	9,727
	State of Qatar	3.875%	4/23/23	12,500	12,863
	State of Qatar	3.375%	3/14/24	14,800	14,933
6	Temasek Financial I Ltd.	4.300%	10/25/19	2,500	2,522
6	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	4,943
Total Sovereign Bonds (Cost $920,616)					924,109

Institutional Short-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Taxable Municipal Bonds (0.0%)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue 2010-ELL (Cost $2,728)		3.450%	2/1/22	2,707	2,713

				Shares
Temporary Cash Investments (4.5%)
Money Market Fund (4.1%)
11	Vanguard Market Liquidity Fund	2.554%		3,310,552	331,121

				Face Amount ($000)
Certificates of Deposit (0.4%)
Cooperatieve Rabobank UA		1.980%		32,235	32,113
Total Temporary Cash Investments (Cost $363,288)					363,234
Total Investments (99.5%) (Cost $8,026,182)					8,069,642

					Amount
					($000)
Other Assets and Liabilities (0.5%)
Other Assets
Investment in Vanguard					407
Receivables for Investment Securities Sold					8,061
Receivables for Accrued Income					29,762
Variation Margin Receivable—Futures Contracts					978
Variation Margin Receivable—CC Swap Contracts					978
Other Assets					3,560
Total Other Assets					43,746
Liabilities
Payables for Investment Securities Purchased					(1,756)
Payables to Vanguard					(1,203)
Variation Margin Payable—Futures Contracts					(1,876)
Variation Margin Payable—CC Swap Contracts					(54)
Unrealized Depreciation—OTC Swap Contracts					(213)
Total Liabilities					(5,102)
Net Assets (100%)
Applicable to 591,942,176 outstanding $.001 par value shares of beneficial interest (unlimited authorization)					8,108,286
Net Asset Value Per Share					$13.70

Institutional Short-Term Bond Fund

At March 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	8,123,756
Total Distributable Earnings (Loss)	(15,470)
Net Assets	8,108,286

•    See Note A in Notes to Financial Statements.

§   Security value determined using significant unobservable inputs.

1   Securities with a value of $6,566,000 have been segregated as initial margin for open cleared swap contracts.

2   Securities with a value of $4,393,000 have been segregated as initial margin for open futures contracts.

3   U.S. government-guaranteed.

4   The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5   The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

6   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate value of these securities was $2,384,277,000, representing 29.4% of net assets.

7   Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

8   Guaranteed by the Government of Japan.

9   Guaranteed by multiple countries.

10   Guaranteed by the Federal Republic of Germany.

11   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

CC—Centrally Cleared.

LIBOR—London Inter-bank Offered Rate.

OTC—Over-the-Counter.

Institutional Short-Term Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
								($000)
								Value and
						Number of		Unrealized
						Long (Short)	Notional	Appreciation
			Expiration			Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note			June 2019			8,094	1,724,781	5,503
30-Year U.S. Treasury Bond			June 2019			70	10,476	269
								5,772

Short Futures Contracts
5-Year U.S. Treasury Note			June 2019			(1,756)	(203,394)	(1,618)
10-Year U.S. Treasury Note			June 2019			(570)	(70,805)	(856)
Ultra 10-Year U.S. Treasury Note			June 2019			(196)	(26,025)	(285)
								(2,759)
								3,013

Over-the-Counter Credit Default Swaps

					Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Purchased
State of Qatar	6/20/22	BOANA	2,720	(1.000)	(51)	(22)	—	(73)
State of Qatar	6/20/22	CITNA	5,280	(1.000)	(100)	(40)	—	(140)
					(151)	(62)	—	(213)

1 Periodic premium received/paid quarterly.

BOANA—Bank of America, N.A.

CITNA—Citibank N.A.

Institutional Short-Term Bond Fund

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
	Effective	Amount	(Paid)[2]	(Paid)[3]	Value	(Depreciation)
Termination Date	Date	($000)	(%)	(%)	($000)	($000)
6/19/20	6/19/19[1]	123,852	3.000	(0.000)	624	177
6/21/21	6/19/19[1]	46,187	(3.000)	0.000	(592)	(190)
6/20/22	6/19/19[1]	189,459	(3.000)	0.000	(3,933)	(1,204)
6/19/23	6/19/19[1]	132,782	(3.000)	0.000	(3,707)	(1,126)
6/19/24	6/19/19[1]	123,831	(3.000)	0.000	(4,216)	(1,313)
6/19/26	6/19/19[1]	66,576	(3.000)	0.000	(2,906)	(1,026)
					(14,730)	(4,682)

1   Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.

2   Fixed interest payment received/paid semiannually.

3   Based on 3-month LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Interest[1]	108,720
Total Income	108,720
Expenses
The Vanguard Group—Note B
Investment Advisory Services	149
Management and Administrative	543
Marketing and Distribution	35
Custodian Fees	62
Trustees’ Fees and Expenses	1
Total Expenses	790
Net Investment Income	107,930
Realized Net Gain (Loss)
Investment Securities Sold[1]	(1,213)
Futures Contracts	(6,004)
Swap Contracts	(10,642)
Realized Net Gain (Loss)	(17,859)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	101,242
Futures Contracts	6,320
Swap Contracts	(5,734)
Change in Unrealized Appreciation (Depreciation)	101,828
Net Increase (Decrease) in Net Assets Resulting from Operations	191,899

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,765,000, ($15,000), and $68,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	107,930	145,799
Realized Net Gain (Loss)	(17,859)	(37,611)
Change in Unrealized Appreciation (Depreciation)	101,828	(59,002)
Net Increase (Decrease) in Net Assets Resulting from Operations	191,899	49,186
Distributions
Net Investment Income	(108,307)	(145,766)
Realized Capital Gain	—	—
Total Distributions	(108,307)	(145,766)
Capital Share Transactions
Issued	121,169	1,370,015
Issued in Lieu of Cash Distributions	108,307	145,766
Redeemed	(872)	(855,959)
Net Increase (Decrease) from Capital Share Transactions	228,604	659,822
Total Increase (Decrease)	312,196	563,242
Net Assets
Beginning of Period	7,796,090	7,232,848
End of Period	8,108,286	7,796,090

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund

Financial Highlights

	Six Months				June 19,
	Ended				2015[1] to
	March 31,	Year Ended September 30,			Sept. 30,
For a Share Outstanding Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.55	$13.75	$13.84	$13.79	$13.79
Investment Operations
Net Investment Income	.185[2]	.293[2]	.221[2]	.188	.047
Net Realized and Unrealized Gain (Loss) on Investments	.151	(.202)	(.071)	.052	.001
Total from Investment Operations	.336	.091	.150	.240	.048
Distributions
Dividends from Net Investment Income	(.186)	(.291)	(.229)	(.187)	(.048)
Distributions from Realized Capital Gains	—	—	(.011)	(.003)	—
Total Distributions	(.186)	(.291)	(.240)	(.190)	(.048)
Net Asset Value, End of Period	$13.70	$13.55	$13.75	$13.84	$13.79

Total Return	2.50%	0.67%	1.10%	1.75%	0.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,108	$7,796	$7,233	$10,397	$10,270
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%[3]
Ratio of Net Investment Income to Average Net Assets	2.73%	2.15%	1.61%	1.37%	1.22%[3]
Portfolio Turnover Rate	84%	118%[4]	66%	119%	28%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Commencement of operations as a registered investment company.

2   Calculated based on average shares outstanding.

3   Annualized.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Short-Term Bond Fund

Notes to Financial Statements

Vanguard Institutional Short-Term Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for certain collective trusts and other accounts managed by Vanguard or its affiliates and qualifying education savings plans. The fund is offered to investors who meet certain administrative and service criteria and invest a minimum of $10 million. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended March 31, 2019, the fund’s average investments in long and short futures contracts represented 21% and 4% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Institutional Short-Term Bond Fund

3. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the

Institutional Short-Term Bond Fund

net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

During the six months ended March 31, 2019, the fund’s average amounts of investments in credit protection sold and credit protection purchased each represented less than 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 8% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

Institutional Short-Term Bond Fund

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2019, the fund had contributed to Vanguard capital in the amount of $407,000, representing 0.01% of the fund’s net assets and 0.16% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of March 31, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
U.S. Government and Agency Obligations	—	1,198,421	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,800,934	12,817
Corporate Bonds	—	1,767,414	—
Sovereign Bonds	—	924,109	—
Taxable Municipal Bonds	—	2,713	—
Temporary Cash Investments	331,121	32,113	—
Futures Contracts—Assets[1]	978	—	—
Futures Contracts—Liabilities[1]	(1,876)	—	—
Swap Contracts—Assets	978 [1]	—	—
Swap Contracts—Liabilities	(54)[1]	(213)	—
Total	331,147	7,725,491	12,817

1 Represents variation margin on the last day of the reporting period.

Institutional Short-Term Bond Fund

D.  At March 31, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

	Interest Rate	Credit
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	978	—	978
Variation Margin Receivable—CC Swap Contracts	978	—	978
Total Assets	1,956	—	1,956

Variation Margin Payable—Futures Contracts	(1,876)	—	(1,876)
Variation Margin Payable—CC Swap Contracts	(54)	—	(54)
Unrealized Depreciation—OTC Swap Contracts	—	(213)	(213)
Total Liabilities	(1,930)	(213)	(2,143)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2019, were:

	Interest Rate	Credit
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(6,004)	—	(6,004)
Swap Contracts	(10,673)	31	(10,642)
Realized Net Gain (Loss) on Derivatives	(16,677)	31	(16,646)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	6,320	—	6,320
Swap Contracts	(5,761)	27	(5,734)
Change in Unrealized Appreciation (Depreciation) on Derivatives	559	27	586

E.  As of March 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	8,026,244
Gross Unrealized Appreciation	63,924
Gross Unrealized Depreciation	(22,346)
Net Unrealized Appreciation (Depreciation)	41,578

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2018, the fund had available capital losses totaling $42,148,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Institutional Short-Term Bond Fund

F.  During the six months ended March 31, 2019, the fund purchased $1,512,311,000 of investment securities and sold $1,227,144,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,962,326,000 and $1,831,351,000, respectively. Total purchases and sales include $783,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	8,898	100,885
Issued in Lieu of Cash Distributions	7,960	10,716
Redeemed	(64)	(62,628)
Net Increase (Decrease) in Shares Outstanding	16,794	48,973

H.  Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

Institutional Intermediate-Term Bond Fund

Sector Diversification

As of March 31, 2019

Asset-Backed	16.9%
Commercial Mortgage-Backed	2.9
Finance	14.3
Foreign	8.8
Government Mortgage-Backed	32.3
Industrial	7.0
Treasury/Agency	16.9
Utilities	0.9

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Institutional Intermediate-Term Bond Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (45.5%)
U.S. Government Securities (15.4%)
	United States Treasury Note/Bond	1.375%	2/15/20	15	15
	United States Treasury Note/Bond	1.500%	5/31/20	200,000	197,938
1,2	United States Treasury Note/Bond	1.625%	6/30/20	57,655	57,114
	United States Treasury Note/Bond	1.500%	8/15/20	228,000	225,291
	United States Treasury Note/Bond	2.125%	8/31/20	43,000	42,866
	United States Treasury Note/Bond	2.000%	11/30/20	45,670	45,427
	United States Treasury Note/Bond	2.000%	1/15/21	300	298
	United States Treasury Note/Bond	2.125%	1/31/21	406	405
	United States Treasury Note/Bond	1.125%	2/28/21	176,030	172,207
	United States Treasury Note/Bond	2.250%	3/31/21	188,000	187,942
	United States Treasury Note/Bond	2.375%	4/15/21	10,000	10,020
	United States Treasury Note/Bond	1.375%	4/30/21	43,990	43,193
	United States Treasury Note/Bond	1.125%	7/31/21	324,100	315,845
	United States Treasury Note/Bond	2.125%	8/15/21	46,699	46,553
1,2	United States Treasury Note/Bond	2.125%	9/30/21	356,285	355,227
	United States Treasury Note/Bond	2.000%	10/31/21	37,000	36,775
2	United States Treasury Note/Bond	2.125%	12/31/21	103,000	102,711
	United States Treasury Note/Bond	1.500%	1/31/22	10,000	9,800
	United States Treasury Note/Bond	1.875%	2/28/22	285,000	282,196
	United States Treasury Note/Bond	1.750%	3/31/22	27,115	26,746
	United States Treasury Note/Bond	1.750%	4/30/22	18,000	17,747
	United States Treasury Note/Bond	2.125%	6/30/22	12,175	12,139
	United States Treasury Note/Bond	1.625%	8/31/22	20,000	19,606
1	United States Treasury Note/Bond	1.750%	9/30/22	26,500	26,078
3	United States Treasury Note/Bond	1.625%	11/15/22	15,050	14,737
	United States Treasury Note/Bond	2.125%	12/31/22	18,215	18,150
	United States Treasury Note/Bond	1.750%	1/31/23	151,700	149,070
	United States Treasury Note/Bond	2.000%	2/15/23	20,000	19,834
	United States Treasury Note/Bond	2.750%	4/30/23	8,300	8,469
	United States Treasury Note/Bond	1.750%	5/15/23	41,300	40,526
	United States Treasury Note/Bond	2.750%	5/31/23	200	204
	United States Treasury Note/Bond	1.375%	6/30/23	14,500	14,001
	United States Treasury Note/Bond	2.500%	8/15/23	19,860	20,083
	United States Treasury Note/Bond	2.750%	11/15/23	20,000	20,450
	United States Treasury Note/Bond	2.125%	11/30/23	10,000	9,952
	United States Treasury Note/Bond	2.750%	2/15/24	28,820	29,496
	United States Treasury Note/Bond	2.375%	8/15/24	2,500	2,514
	United States Treasury Note/Bond	2.250%	11/15/24	76,500	76,392
	United States Treasury Note/Bond	2.000%	2/15/25	49,065	48,283

Institutional Intermediate-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.125%	5/15/25	3,300	3,267
	United States Treasury Note/Bond	3.000%	10/31/25	32,200	33,558
	United States Treasury Note/Bond	2.250%	11/15/25	40,050	39,887
	United States Treasury Note/Bond	2.875%	8/15/28	5,000	5,201
					2,788,213
Agency Bonds and Notes (0.5%)
4	AID-Israel	5.500%	12/4/23	250	284
4	AID-Jordan	2.578%	6/30/22	26,500	26,604
5	Fannie Mae Principal Strip	0.000%	1/15/30	4,900	3,564
	Federal Home Loan Banks	3.250%	11/16/28	40,000	42,091
	Tennessee Valley Authority	2.250%	3/15/20	6,500	6,484
	Tennessee Valley Authority	2.875%	2/1/27	1,280	1,299
					80,326
Conventional Mortgage-Backed Securities (25.1%)
5,6	Fannie Mae Pool	2.000%	5/1/28–8/1/28	3,883	3,840
5,6,7	Fannie Mae Pool	2.500%	9/1/27–9/1/46	117,505	116,804
5,6	Fannie Mae Pool	3.000%	2/1/27–4/1/49	350,633	352,849
5,6	Fannie Mae Pool	3.500%	8/1/20–4/1/49	460,819	469,950
5,6	Fannie Mae Pool	4.000%	4/1/19–4/1/49	445,470	459,690
5,6,7	Fannie Mae Pool	4.500%	4/1/19–5/1/49	361,734	378,231
5,6	Fannie Mae Pool	5.000%	7/1/19–4/1/49	56,430	60,293
5,6	Fannie Mae Pool	5.500%	8/1/19–6/1/40	27,138	29,261
5,6	Fannie Mae Pool	6.000%	3/1/21–11/1/39	14,833	16,052
5,6	Fannie Mae Pool	6.500%	7/1/20–9/1/39	7,316	7,874
5,6	Fannie Mae Pool	7.000%	9/1/28–12/1/38	3,145	3,529
5,6	Fannie Mae Pool	7.500%	8/1/30–6/1/32	235	255
5,6	Fannie Mae Pool	8.000%	7/1/30–1/1/31	11	13
5,6	Fannie Mae Pool	8.500%	12/1/30	8	10
5,6	Freddie Mac Gold Pool	2.000%	9/1/28–1/1/32	5,938	5,799
5,6	Freddie Mac Gold Pool	2.500%	4/1/27–4/1/43	26,200	26,018
5,6	Freddie Mac Gold Pool	3.000%	8/1/26–1/1/48	258,097	257,681
5,6	Freddie Mac Gold Pool	3.500%	8/1/20–5/1/49	450,941	459,044
5,6	Freddie Mac Gold Pool	4.000%	5/1/19–9/1/48	263,640	271,882
5,6	Freddie Mac Gold Pool	4.500%	5/1/19–4/1/49	5,039	5,529
5,6	Freddie Mac Gold Pool	5.000%	9/1/19–4/1/49	14,773	15,722
5,6	Freddie Mac Gold Pool	5.500%	12/1/32–2/1/40	11,777	12,813
5,6	Freddie Mac Gold Pool	6.000%	7/1/20–5/1/40	18,554	20,195
5,6	Freddie Mac Gold Pool	6.500%	2/1/29–9/1/38	3,066	3,274
5,6	Freddie Mac Gold Pool	7.000%	5/1/28–6/1/38	1,765	1,986
5,6	Freddie Mac Gold Pool	7.500%	3/1/30–5/1/32	217	244
5,6	Freddie Mac Gold Pool	8.000%	4/1/30–1/1/31	16	18
6	Ginnie Mae I Pool	2.500%	1/15/43–6/15/43	927	904
6	Ginnie Mae I Pool	3.000%	9/15/42–8/15/45	36,878	37,132
6	Ginnie Mae I Pool	3.500%	1/15/42–6/15/47	54,040	55,441
6	Ginnie Mae I Pool	4.000%	4/15/39–1/15/45	4,304	4,462
6	Ginnie Mae I Pool	4.500%	9/15/33–12/15/46	29,495	31,076
6	Ginnie Mae I Pool	5.000%	9/15/33–9/15/41	14,683	15,712
6	Ginnie Mae I Pool	5.500%	3/15/31–2/15/41	8,572	9,170
6	Ginnie Mae I Pool	6.000%	12/15/28–3/15/41	3,861	4,155
6	Ginnie Mae I Pool	6.500%	12/15/27–6/15/38	3,138	3,333
6	Ginnie Mae I Pool	7.000%	8/15/24–11/15/31	187	201
6	Ginnie Mae I Pool	7.500%	11/15/30–3/15/32	40	45
6	Ginnie Mae I Pool	8.000%	4/15/30–10/15/30	46	51
6	Ginnie Mae I Pool	8.500%	7/15/30	19	20

Institutional Intermediate-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
6	Ginnie Mae I Pool	9.000%	5/15/21–7/15/21	2	2
6	Ginnie Mae I Pool	9.500%	10/15/19	—	—
6	Ginnie Mae II Pool	2.500%	3/20/43–12/20/46	4,581	4,483
6	Ginnie Mae II Pool	3.000%	3/20/27–4/1/49	162,043	163,004
6	Ginnie Mae II Pool	3.500%	8/20/42–4/1/49	410,808	420,572
6,7	Ginnie Mae II Pool	4.000%	2/20/34–4/1/49	538,130	555,821
6,7	Ginnie Mae II Pool	4.500%	3/20/33–4/1/49	172,580	179,623
6,7	Ginnie Mae II Pool	5.000%	5/20/39–4/1/49	25,544	26,968
6	Ginnie Mae II Pool	5.500%	4/20/37–3/20/41	3,495	3,709
6	Ginnie Mae II Pool	6.000%	5/20/36–10/20/41	4,833	5,215
6	Ginnie Mae II Pool	6.500%	3/20/38–7/20/39	59	67
5,6,7	UMBS TBA	2.500%	6/1/34	26,000	25,818
5,6	UMBS TBA	3.500%	6/1/34	11,000	11,240
					4,537,080
Nonconventional Mortgage-Backed Securities (4.5%)
5,6,8	Fannie Mae Pool, 12M USD LIBOR + 1.785%	4.535%	8/1/33	47	49
5,6,8	Fannie Mae Pool, 12M USD LIBOR + 1.800%	4.644%	7/1/33	95	98
5,6,8	Fannie Mae Pool, 12M USD LIBOR + 1.960%	4.452%	5/1/33	10	11
5,6,8	Fannie Mae Pool, 1YR CMT + 2.000%	4.544%	12/1/32	5	5
5,6,8	Fannie Mae Pool, 1YR CMT + 2.210%	4.130%	5/1/33	46	49
5,6,8	Fannie Mae Pool, 1YR CMT + 2.215%	4.507%	12/1/40	2,271	2,398
5,6	Fannie Mae REMICS	2.750%	8/25/47	28,602	28,148
5,6	Fannie Mae REMICS	3.000%	5/25/47–9/25/48	68,362	68,177
5,6,8	Fannie Mae REMICS 2005-45, 1M USD LIBOR + 0.370%	2.855%	6/25/35	1,597	1,591
5,6,8	Fannie Mae REMICS 2005-95, 1M USD LIBOR + 0.410%	2.896%	11/25/35	1,725	1,737
5,6,8	Fannie Mae REMICS 2006-46, 1M USD LIBOR + 0.320%	2.806%	6/25/36	5,909	5,854
5,6,8	Fannie Mae REMICS 2007-4, 1M USD LIBOR + 0.445%	2.931%	2/25/37	630	630
5,6,8	Fannie Mae REMICS 2012-122, 1M USD LIBOR + 0.400%	2.886%	11/25/42	2,218	2,217
5,6,8	Fannie Mae REMICS 2013-19, 1M USD LIBOR + 0.300%	2.786%	9/25/41	2,898	2,896
5,6,8	Fannie Mae REMICS 2013-39, 1M USD LIBOR + 0.350%	2.836%	5/25/43	2,849	2,838
5,6,8	Fannie Mae REMICS 2015-22, 1M USD LIBOR + 0.300%	2.786%	4/25/45	2,424	2,406
5,6,8	Fannie Mae REMICS 2016-55, 1M USD LIBOR + 0.500%	2.986%	8/25/46	4,840	4,875
5,6,8	Fannie Mae REMICS 2016-60, 1M USD LIBOR + 0.250%	2.735%	9/25/46	9,330	9,268
5,6,8	Fannie Mae REMICS 2016-62, 1M USD LIBOR + 0.400%	2.886%	9/25/46	9,568	9,564
5,6,8	Fannie Mae REMICS 2016-93, 1M USD LIBOR + 0.350%	2.836%	12/25/46	18,980	18,901
5,6	Fannie Mae REMICS 2017-109	3.500%	11/25/45	12,462	12,772
5,6	Fannie Mae REMICS 2018-13	3.000%	3/25/48	50,720	50,727
5,6	Fannie Mae REMICS 2018-15	3.500%	10/25/44	14,179	14,497
5,6	Fannie Mae REMICS 2018-58	3.000%	8/25/48	44,524	44,242
5,6	Fannie Mae REMICS 2018-65	3.000%	9/25/48	42,362	42,144
5,6	Freddie Mac Non Gold Pool	4.812%	7/1/33	1,357	1,431

Institutional Intermediate-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
5,6,8	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.750%	4.500%	8/1/37	63	66
5,6,8	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	4.815%	10/1/32	13	14
5,6,8	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	5.000%	1/1/33	5	5
5,6,8	Freddie Mac Non Gold Pool, 12M USD LIBOR + 1.961%	5.086%	2/1/33	21	22
5,6,8	Freddie Mac Non Gold Pool, 1YR CMT + 2.237%	4.451%	7/1/35	9,683	10,227
5,6,8	Freddie Mac Non Gold Pool, 1YR CMT + 2.243%	4.491%	9/1/37	7,601	8,020
5,6	Freddie Mac REMICS	3.000%	11/25/47–12/15/47	43,081	42,994
5,6	Freddie Mac REMICS	6.500%	12/15/44–11/15/47	125,317	151,630
5,6,8	Freddie Mac REMICS, 1M USD LIBOR + 0.350%	2.834%	11/15/36–8/15/43	4,353	4,337
5,6,8	Freddie Mac REMICS, 1M USD LIBOR + 0.360%	2.844%	11/15/36	1,567	1,562
5,6,8	Freddie Mac REMICS, 1M USD LIBOR + 0.450%	2.934%	6/15/42	804	806
6	Ginnie Mae REMICS	3.000%	12/20/47–7/20/48	118,260	118,236
6	Ginnie Mae REMICS	3.500%	7/20/48	92,361	94,408
6	Ginnie Mae REMICS	6.500%	6/20/47–9/20/47	51,599	61,158
					821,010
Total U.S. Government and Agency Obligations (Cost $8,224,882)					8,226,629
Asset-Backed/Commercial Mortgage-Backed Securities (18.7%)
6	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	4,470	4,430
6	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	6,610	6,593
6	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	1,770	1,764
6	Ally Auto Receivables Trust 2019-1	3.020%	4/15/24	4,910	4,962
6	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	11,360	11,271
6	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	21,500	21,758
6	Ally Master Owner Trust Series 2018-2	3.300%	7/17/23	25,780	26,160
6	American Express Credit Account Master Trust 2019-1	2.870%	10/15/24	9,530	9,618
9	American Tower Trust #1	3.652%	3/23/28	370	372
6,9	Americold 2010 LLC Trust Series 2010-ARTA	4.954%	1/14/29	5,406	5,573
6	AmeriCredit Automobile Receivables Trust 2016-4	2.410%	7/8/22	24,090	23,953
6,9	Aventura Mall Trust 2013-AVM	3.743%	12/5/32	600	610
6,9	Aventura Mall Trust 2018-AVM	4.112%	7/5/40	460	491
6,9	Avis Budget Rental Car Funding AESOP LLC	3.450%	3/20/23	4,230	4,272
6,9	Avis Budget Rental Car Funding AESOP LLC 2017-1A	3.070%	9/20/23	2,745	2,746
6,9	Avis Budget Rental Car Funding AESOP LLC 2017-2A	2.970%	3/20/24	7,090	7,091
6,9	Avis Budget Rental Car Funding AESOP LLC 2018-1A	3.700%	9/20/24	8,180	8,343
6,9	Avis Budget Rental Car Funding AESOP LLC 2018-2A	4.000%	3/20/25	17,150	17,624
6	Banc of America Commercial Mortgage Trust 2015-UBS7	3.429%	9/15/48	280	286

Institutional Intermediate-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
6	Banc of America Commercial Mortgage Trust 2015-UBS7	3.705%	9/15/48	2,305	2,391
6	Banc of America Commercial Mortgage Trust 2017-BNK3	3.574%	2/15/50	320	329
6	BANK 2017 - BNK4	3.625%	5/15/50	580	598
6	BANK 2017 - BNK5	3.390%	6/15/60	660	670
6	BANK 2017 - BNK6	3.254%	7/15/60	1,060	1,059
6	BANK 2017 - BNK6	3.518%	7/15/60	1,110	1,136
6	BANK 2017 - BNK6	3.741%	7/15/60	440	444
6	BANK 2017 - BNK7	3.435%	9/15/60	1,040	1,061
6	BANK 2017 - BNK8	3.488%	11/15/50	2,670	2,728
6	BANK 2017 - BNK9	3.538%	11/15/54	6,665	6,829
6	BANK 2018 - BN10	3.641%	2/15/61	1,030	1,066
6	BANK 2018 - BN10	3.688%	2/15/61	2,945	3,047
6	BANK 2018 - BN12	4.255%	5/15/61	780	842
6	BANK 2018 - BN13	4.217%	8/15/61	770	829
6	BANK 2018 - BN14	4.185%	9/15/60	160	171
6	BANK 2018 - BN14	4.231%	9/15/60	2,305	2,479
6	BANK 2018 - BN15	4.407%	11/15/61	1,973	2,146
§,6	BANK 2019 - BN17	3.623%	4/15/52	285	294
§,6	BANK 2019 - BN17	3.714%	4/15/52	1,214	1,250
6,8,9	Bank of America Student Loan Trust 2010-1A, 3M USD LIBOR + 0.800%	3.571%	2/25/43	2,728	2,730
6	BENCHMARK 2018-B1 Mortgage Trust	3.602%	1/15/51	640	662
6	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	1,630	1,687
6	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	1,360	1,403
6	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	4,325	4,534
6	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	1,730	1,834
6	BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	790	849
6	BENCHMARK 2018-B6 Mortgage Trust	4.170%	10/10/51	211	226
6	BENCHMARK 2018-B6 Mortgage Trust	4.261%	10/10/51	2,110	2,284
6	BENCHMARK 2018-B8 Mortgage Trust	4.232%	1/15/52	2,106	2,273
§,6	BENCHMARK 2019-B10 Mortgage Trust	3.615%	3/15/62	305	314
6	BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	7,640	7,612
6	BMW Vehicle Lease Trust 2018-1A	3.260%	7/20/21	8,580	8,657
6	BMW Vehicle Lease Trust 2018-1A	3.360%	3/21/22	3,810	3,860
6	BMW Vehicle Lease Trust 2019-1	2.920%	8/22/22	11,340	11,382
6	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	2,530	2,518
6,8	Brazos Higher Education Authority Inc. Series 2005-3, 3M USD LIBOR + 0.200%	3.022%	6/25/26	1,675	1,669
6,8	Brazos Higher Education Authority Inc. Series 2011-1, 3M USD LIBOR + 0.800%	3.451%	2/25/30	1,212	1,206
6	Cabela’s Credit Card Master Note Trust 2015-1A	2.260%	3/15/23	1,600	1,593
6,9	Canadian Pacer Auto Receivables Trust A Series 2017	2.050%	3/19/21	2,262	2,257
6,9	Canadian Pacer Auto Receivables Trust A Series 2017	2.286%	1/19/22	1,600	1,592
6,9	Canadian Pacer Auto Receivables Trust A Series 2018	3.220%	9/19/22	4,080	4,129
6,9	Canadian Pacer Auto Receiveable Trust A Series 2018	3.270%	12/19/22	5,910	6,015
6,9	Canadian Pacer Auto Receiveable Trust A Series 2018	3.440%	8/21/23	2,630	2,714

Institutional Intermediate-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
6	Capital Auto Receivables Asset Trust 2016-2	1.630%	1/20/21	321	320
6	Capital Auto Receivables Asset Trust 2016-3	1.690%	3/20/21	80	80
6,9	Capital Auto Receivables Asset Trust 2017-1	2.020%	8/20/21	290	289
6	Capital One Multi-Asset Execution Trust 2015-A2	2.080%	3/15/23	6,480	6,442
6	Capital One Multi-Asset Execution Trust 2017-A4	1.990%	7/17/23	15,755	15,644
6	Capital One Multi-Asset Execution Trust 2019-A1	2.840%	12/16/24	29,470	29,721
6,9	CARDS II Trust 2018-2A	3.047%	4/17/23	23,010	23,069
6	CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	1,154	1,151
6	CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	1,346	1,341
6	CarMax Auto Owner Trust 2016-1	1.880%	6/15/21	3,480	3,456
6	CarMax Auto Owner Trust 2016-4	1.400%	8/15/21	2,784	2,762
6	CarMax Auto Owner Trust 2016-4	1.600%	6/15/22	2,230	2,192
6	CarMax Auto Owner Trust 2017-3	2.220%	11/15/22	9,990	9,910
6	CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	4,190	4,153
6	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	2,380	2,364
6	CarMax Auto Owner Trust 2018-1	2.230%	5/17/21	4,888	4,879
6	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	12,130	12,101
6	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	1,910	1,909
6	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	19,380	19,570
6	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	9,680	9,879
6	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	11,640	11,850
6	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	4,290	4,412
6	CCUBS Commercial Mortgage Trust 2017-C1	3.283%	11/15/50	5,000	5,004
6	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	110	107
6	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	1,550	1,602
6	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	880	901
6	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	1,175	1,195
6	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	535	545
6	CenterPoint Energy Transition Bond Co. IV LLC 2012-1	2.161%	10/15/21	3,315	3,305
6,9	CFCRE Commercial Mortgage Trust 2011-C2	5.757%	12/15/47	2,298	2,440
6	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	3,376	3,373
6,9	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	16,266	16,323
§,6,9	Chesapeake Funding II LLC 2019-1	2.940%	4/15/31	34,860	34,855
6,9	Chrysler Capital Auto Receivables Trust 2016-AA	1.960%	1/18/22	3,199	3,193
6,9	Chrysler Capital Auto Receivables Trust 2016-BA	1.640%	7/15/21	876	873
6,9	Chrysler Capital Auto Receivables Trust 2016-BA	1.870%	2/15/22	1,700	1,687
6	Citibank Credit Card Issuance Trust 2014-A1	2.880%	1/23/23	8,576	8,629
6	Citibank Credit Card Issuance Trust 2014-A6	2.150%	7/15/21	7,580	7,568
6	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	6,710	6,704
6,9	Citigroup Commercial Mortgage Trust 2012-GC8	3.683%	9/10/45	500	510
6	Citigroup Commercial Mortgage Trust 2013-GC11	3.093%	4/10/46	1,527	1,543
6	Citigroup Commercial Mortgage Trust 2013-GC15	3.942%	9/10/46	337	345
6	Citigroup Commercial Mortgage Trust 2014-GC19	3.753%	3/10/47	111	116

Institutional Intermediate-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
6	Citigroup Commercial Mortgage Trust 2014-GC19	4.023%	3/10/47	8,709	9,143
6	Citigroup Commercial Mortgage Trust 2014-GC21	3.575%	5/10/47	791	819
6	Citigroup Commercial Mortgage Trust 2014-GC21	3.855%	5/10/47	4,082	4,277
6	Citigroup Commercial Mortgage Trust 2014-GC23	3.622%	7/10/47	1,575	1,628
6	Citigroup Commercial Mortgage Trust 2014-GC23	3.863%	7/10/47	275	283
6	Citigroup Commercial Mortgage Trust 2014-GC25	3.372%	10/10/47	1,640	1,676
6	Citigroup Commercial Mortgage Trust 2014-GC25	3.635%	10/10/47	4,442	4,607
6	Citigroup Commercial Mortgage Trust 2015-GC27	3.137%	2/10/48	20	20
6	Citigroup Commercial Mortgage Trust 2015-GC31	3.762%	6/10/48	620	648
6	Citigroup Commercial Mortgage Trust 2015-GC33	3.778%	9/10/58	6,312	6,595
6	Citigroup Commercial Mortgage Trust 2015-GC36	3.349%	2/10/49	2,600	2,644
6	Citigroup Commercial Mortgage Trust 2016-C1	3.209%	5/10/49	1,453	1,465
6	Citigroup Commercial Mortgage Trust 2016-C2	2.575%	8/10/49	3,500	3,384
6	Citigroup Commercial Mortgage Trust 2016-GC37	3.314%	4/10/49	4,000	4,055
6	Citigroup Commercial Mortgage Trust 2016-P4	2.902%	7/10/49	120	119
6	Citigroup Commercial Mortgage Trust 2017-C4	3.471%	10/12/50	1,070	1,092
6	Citigroup Commercial Mortgage Trust 2017-P8	3.203%	9/15/50	4,200	4,207
6	Citigroup Commercial Mortgage Trust 2017-P8	3.465%	9/15/50	2,445	2,493
6	Citigroup Commercial Mortgage Trust 2018-C5	4.228%	6/10/51	65	70
6	Citigroup Commercial Mortgage Trust 2018-C6	4.343%	11/10/51	2,650	2,855
6	Citigroup Commercial Mortgage Trust 2018-C6	4.412%	11/10/51	2,695	2,940
6	CNH Equipment Trust 2016-B	1.970%	11/15/21	3,540	3,509
6	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	666	674
6	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	999	1,019
6	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	1,677	1,672
6,9	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	770	775
6	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	1,366	1,363
6	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	50	50
6	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	580	580
6,9	COMM 2013-300P Mortgage Trust	4.353%	8/10/30	910	960
6	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	2,059	2,157
6	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	922	976
6	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	685	698

Institutional Intermediate-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
6	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	390	404
6	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	2,115	2,214
6	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	7,500	7,923
6	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	10	10
6	COMM 2013-CCRE9 Mortgage Trust	4.233%	7/10/45	1,910	2,017
6,9	COMM 2013-CCRE9 Mortgage Trust	4.257%	7/10/45	2,331	2,427
6,9	COMM 2013-LC13 Mortgage Trust	3.774%	8/10/46	500	510
6	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	160	168
6	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	933	938
6,9	COMM 2013-SFS Mortgage Trust	2.987%	4/12/35	600	601
6,9	COMM 2014-277P Mortgage Trust	3.611%	8/10/49	100	104
6	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	4,000	4,187
6	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	943	997
6	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	10	11
6	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	1,315	1,382
6	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	330	345
6	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	6,360	6,520
6	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	3,812	3,980
6	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	1,050	1,072
6	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	3,917	4,040
6	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	5,500	5,669
6	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	1,540	1,612
6	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	570	579
6	COMM 2015-CCRE24 Mortgage Trust	3.432%	8/10/48	2,600	2,663
6	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	2,775	2,875
6	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	1,800	1,876
6	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	3,386	3,500
6	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	125	126
6,9	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	179	180
6	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	845	880
6	CSAIL 2016-C7 Commercial Mortgage Trust	3.210%	11/15/49	3,400	3,399
6	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	2,250	2,287
6	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	1,280	1,293
6	CSAIL 2018-CX12 Commercial Mortgage Trust	4.224%	8/15/51	1,150	1,232
6	CSAIL 2019-C15 Commercial Mortgage Trust	4.053%	3/15/52	2,780	2,941
6,9	Daimler Trucks Retail Trust 2018-1	2.850%	7/15/21	23,430	23,448
6,9	Daimler Trucks Retail Trust 2018-1	3.030%	11/15/24	11,230	11,284
6	DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	3,310	3,620
6	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	1,790	1,809
6,8,9	DELAM 2018-1, 1M USD LIBOR + 0.700%	3.182%	11/19/25	27,600	27,545
6,9	Dell Equipment Finance Trust 2017-2	1.970%	2/24/20	1,430	1,428
6,9	Dell Equipment Finance Trust 2017-2	2.190%	10/24/22	3,500	3,486
6,9	Dell Equipment Finance Trust 2018-1	2.970%	10/22/20	10,924	10,937
6,9	Dell Equipment Finance Trust 2018-2	3.160%	2/22/21	11,740	11,779
6	Discover Card Execution Note Trust 2012-A6	1.670%	1/18/22	13,138	13,103
6	Discover Card Execution Note Trust 2015-A4	2.190%	4/17/23	9,500	9,454
6	Discover Card Execution Note Trust 2018-A5	3.320%	3/15/24	12,560	12,795
6	Discover Card Execution Note Trust 2019-A1	3.040%	7/15/24	10,800	10,943
6,9	DLL Securitization Trust Series 2018-1	3.100%	4/18/22	12,465	12,533
6,9	DLL Securitization Trust Series 2018-A3	3.460%	1/20/22	28,490	28,783
6,9	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	6,870	6,977
9	DNB Boligkreditt AS	2.500%	3/28/22	12,890	12,844
6	Drive Auto Receivables Trust 2019-2	3.040%	3/15/23	11,260	11,282

Institutional Intermediate-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
6,8,9	Edsouth Indenture No 9 LLC 2015-1, 1M USD LIBOR + 0.800%	3.286%	10/25/56	313	311
6,9	Enterprise Fleet Financing LLC Series 2016-1	2.080%	9/20/21	6,492	6,472
6,9	Enterprise Fleet Financing LLC Series 2018-3	3.380%	5/20/24	12,260	12,367
6,9	Enterprise Fleet Financing LLC Series 2018-3	3.550%	5/20/24	9,020	9,210
6,9	Enterprise Fleet Financing LLC Series 2019-1	2.980%	10/22/24	13,700	13,700
6,9	Enterprise Fleet Financing LLC Series 2019-1	3.070%	10/22/24	9,750	9,750
5,6	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	6,931	6,879
6	Fifth Third Auto Trust 2017-1	2.030%	7/15/24	13,110	12,962
6,8	First National Master Note Trust 2017-1, 1M USD LIBOR + 0.410%	2.884%	4/18/22	8,010	8,010
6,8	First National Master Note Trust 2017-2, 1M USD LIBOR + 0.440%	2.924%	10/16/23	6,240	6,246
6	Ford Credit Auto Lease Trust 2017-B	2.030%	12/15/20	9,280	9,248
6	Ford Credit Auto Lease Trust 2017-B	2.170%	2/15/21	4,700	4,678
6	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	41,660	41,765
6	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	3,820	3,836
6	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	12,010	12,094
6	Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	4,230	4,273
6	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	27,110	27,262
6	Ford Credit Auto Lease Trust 2019-A	2.980%	6/15/22	5,980	6,013
6,9	Ford Credit Auto Owner Trust 2014-REV1	2.260%	11/15/25	4,695	4,694
6,9	Ford Credit Auto Owner Trust 2014-REV2	2.310%	4/15/26	920	917
6,9	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	10,500	10,461
6,9	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	13,230	13,105
6,9	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	16,832	16,563
6,9	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	39,440	39,203
6,9	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	16,690	16,412
6	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	7,500	7,393
6,9	Ford Credit Auto Owner Trust 2018-1	3.190%	7/15/31	7,750	7,767
6,9	Ford Credit Auto Owner Trust 2018-2	3.470%	1/15/30	17,320	17,625
6	Ford Credit Auto Owner Trust 2018-A	3.030%	11/15/22	26,760	26,944
6	Ford Credit Auto Owner Trust 2018-B	3.240%	4/15/23	24,130	24,448
6	Ford Credit Auto Owner Trust 2018-B	3.380%	3/15/24	8,300	8,487
6,9	Ford Credit Auto Owner Trust 2019-1	3.520%	7/15/30	24,080	24,553
6	Ford Credit Auto Owner Trust 2019-A	2.780%	9/15/23	35,430	35,599
6	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	18,600	18,715
6	Ford Credit Floorplan Master Owner Trust A Series 2015-5	2.390%	8/15/22	9,260	9,221
6	Ford Credit Floorplan Master Owner Trust A Series 2017-1	2.070%	5/15/22	38,780	38,508
6	Ford Credit Floorplan Master Owner Trust A Series 2017-2	2.160%	9/15/22	18,630	18,495
6	Ford Credit Floorplan Master Owner Trust A Series 2018-1	2.950%	5/15/23	47,010	47,254
6	Ford Credit Floorplan Master Owner Trust A Series 2018-3 A1	3.520%	10/15/23	42,000	42,786
6	GM Financial Automobile Leasing Trust 2017-1	2.260%	8/20/20	5,000	4,988
6	GM Financial Automobile Leasing Trust 2017-2	2.180%	6/21/21	3,720	3,700
6	GM Financial Automobile Leasing Trust 2017-3	1.720%	1/21/20	3,023	3,020
6	GM Financial Automobile Leasing Trust 2017-3	2.010%	11/20/20	7,410	7,386
6	GM Financial Automobile Leasing Trust 2017-3	2.120%	9/20/21	1,970	1,959
6	GM Financial Automobile Leasing Trust 2018-1	2.610%	1/20/21	38,580	38,563
6	GM Financial Automobile Leasing Trust 2018-2	3.060%	6/21/21	19,200	19,277

Institutional Intermediate-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
6	GM Financial Automobile Leasing Trust 2018-3	3.180%	6/21/21	8,620	8,675
6	GM Financial Automobile Leasing Trust 2018-3	3.300%	7/20/22	1,700	1,711
6,9	GM Financial Consumer Automobile 2017-3	2.130%	3/16/23	4,430	4,383
6	GM Financial Consumer Automobile 2018-2	3.020%	12/18/23	4,430	4,478
6	GM Financial Consumer Automobile 2018-3	3.020%	5/16/23	18,400	18,551
6	GM Financial Consumer Automobile 2018-3	3.160%	1/16/24	5,820	5,945
6	GM Financial Consumer Automobile 2018-4	3.210%	10/16/23	14,600	14,784
6	GM Financial Consumer Automobile 2018-4	3.320%	6/17/24	8,450	8,667
6	GM Financial Consumer Automobile 2019-1	3.110%	7/16/24	11,470	11,650
6,9	GMF Floorplan Owner Revolving Trust 2017-2	2.130%	7/15/22	21,600	21,416
6,9	GMF Floorplan Owner Revolving Trust 2018-2	3.130%	3/15/23	29,050	29,264
6,9	Golden Credit Card Trust 2015-2A	2.020%	4/15/22	695	690
6,9	Golden Credit Card Trust 2016-5A	1.600%	9/15/21	15,550	15,478
6,8,9	Golden Credit Card Trust 2017-4A, 1M USD LIBOR + 0.520%	3.004%	7/15/24	19,310	19,263
6,9	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	20,690	20,631
6,9	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	29,270	29,983
6,8,9	Gosforth Funding 2018-1A plc, 3M USD LIBOR + 0.450%	3.101%	8/25/60	12,907	12,883
6,9	GreatAmerica Leasing Receivables Funding LLC Series 2016-1	1.990%	4/20/22	3,156	3,141
6,9	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.830%	6/17/24	3,690	3,689
6,9	GreatAmerica Leasing Receivables Funding LLC Series 2019-1	3.210%	2/18/25	4,110	4,154
6,9	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	233	244
6	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	1,055	1,068
6	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	30	31
6	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	5,545	5,816
6	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	210	221
6	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	140	145
6	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	1,680	1,704
6	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	3,630	3,753
6	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	90	91
6	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	40	41
6	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	5	5
6	GS Mortgage Securities Trust 2015-GC32	3.498%	7/10/48	7,000	7,172
6	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	2,520	2,595
6	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	140	138
6	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	720	771
6,9	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	2,790	2,773
6,9	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	4,141	4,124
6,9	Hertz Vehicle Financing II LP 2016-3A	2.270%	7/25/20	1,600	1,596
6,9	Hertz Vehicle Financing II LP 2018-1A	3.290%	2/25/24	1,780	1,763
6,9	Hertz Vehicle Financing LLC 2017-2A	3.290%	10/25/23	2,111	2,110
6,9	Hilton USA Trust 2016-HHV	3.719%	11/5/38	30	31
6,8,9	Holmes Master Issuer plc 2018-1, 3M USD LIBOR + 0.360%	3.147%	10/15/54	17,850	17,821
6,8,9	Holmes Master Issuer plc 2018-2A, 3M USD LIBOR + 0.420%	3.207%	10/15/54	16,620	16,584
6	Honda Auto Receivables 2017-2 Owner Trust	1.870%	9/15/23	10,000	9,868
6	Honda Auto Receivables 2017-3 Owner Trust	1.980%	11/20/23	6,490	6,411
6	Honda Auto Receivables 2017-4 Owner Trust	2.050%	11/22/21	15,530	15,453
6	Honda Auto Receivables 2017-4 Owner Trust	2.210%	3/21/24	2,330	2,306

Institutional Intermediate-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
6	Honda Auto Receivables 2018-2 Owner Trust	3.010%	5/18/22	10,180	10,246
6	Honda Auto Receivables 2018-3 Owner Trust	2.950%	8/22/22	13,680	13,766
6	Honda Auto Receivables 2018-3 Owner Trust	3.070%	11/21/24	5,020	5,072
6	Honda Auto Receivables 2018-4 Owner Trust	3.300%	7/15/25	11,220	11,450
6	Honda Auto Receivables 2019-1 Owner Trust	2.900%	6/18/24	5,000	5,038
6,9	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	13,080	13,012
6,9	Hyundai Auto Lease Securitization Trust 2017-B	2.130%	3/15/21	8,250	8,218
6,9	Hyundai Auto Lease Securitization Trust 2017- C	2.120%	2/16/21	12,600	12,558
6,9	Hyundai Auto Lease Securitization Trust 2017-C	2.210%	9/15/21	2,480	2,468
6,9	Hyundai Auto Lease Securitization Trust 2018-A	2.810%	4/15/21	25,590	25,620
6,9	Hyundai Auto Lease Securitization Trust 2018-A	2.890%	3/15/22	8,100	8,107
6,9	Hyundai Auto Lease Securitization Trust 2018-B	3.040%	10/15/21	22,090	22,212
6,9	Hyundai Auto Lease Securitization Trust 2018-B	3.200%	6/15/22	2,830	2,848
6,9	Hyundai Auto Lease Securitization Trust 2019-A	2.980%	7/15/22	21,560	21,617
6,9	Hyundai Auto Lease Securitization Trust 2019-A	3.050%	12/15/22	3,540	3,554
6	Hyundai Auto Receivables Trust 2017-B	1.960%	2/15/23	11,040	10,893
6,9	Irvine Core Office Trust 2013-IRV	3.174%	5/15/48	2,184	2,205
6	John Deere Owner Trust 2016-B	1.490%	5/15/23	1,000	993
6	John Deere Owner Trust 2017-A	2.110%	12/15/23	7,650	7,590
6	John Deere Owner Trust 2017-B	2.110%	7/15/24	7,960	7,880
6	John Deere Owner Trust 2018-B	3.080%	11/15/22	23,700	23,878
6	John Deere Owner Trust 2018-B	2.910%	7/17/23	27,010	27,154
6	John Deere Owner Trust 2018-B	3.230%	6/16/25	7,720	7,838
6	John Deere Owner Trust 2018-B	3.000%	1/15/26	4,270	4,296
6,9	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3	4.717%	2/15/46	2,814	2,892
6,9	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5	5.382%	8/15/46	1,383	1,452
6,9	JP Morgan Chase Commercial Mortgage Securities Trust 2011-RR1	4.717%	3/16/46	9,826	10,063
6	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6	3.507%	5/15/45	367	374
6	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	2.829%	10/15/45	864	865
6,9	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8	3.424%	10/15/45	1,523	1,540
6,9	JP Morgan Chase Commercial Mortgage Securities Trust 2012-HSBC	3.093%	7/5/32	1,664	1,681
6	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10	2.875%	12/15/47	267	266
6	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13	3.994%	1/15/46	2,948	3,059
6	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.674%	12/15/46	450	459

Institutional Intermediate-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
6	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	3.881%	12/15/46	185	193
6	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16	4.166%	12/15/46	1,250	1,318
6	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11	2.960%	4/15/46	2,807	2,822
6	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20	3.461%	7/15/47	210	214
6	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3	2.870%	8/15/49	1,480	1,454
6	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4	3.648%	12/15/49	470	485
6	JP Morgan Chase Commercial Mortgage Securities Trust 2017-JP6	3.490%	7/15/50	750	766
6	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.363%	7/15/45	1,356	1,382
6	JPMBB Commercial Mortgage Securities Trust 2013-C12	3.664%	7/15/45	3,137	3,236
6	JPMBB Commercial Mortgage Securities Trust 2013-C12	4.042%	7/15/45	1,465	1,520
6	JPMBB Commercial Mortgage Securities Trust 2013-C14	3.761%	8/15/46	345	352
6	JPMBB Commercial Mortgage Securities Trust 2013-C14	4.133%	8/15/46	490	514
6	JPMBB Commercial Mortgage Securities Trust 2013-C15	3.659%	11/15/45	177	180
6	JPMBB Commercial Mortgage Securities Trust 2013-C17	4.199%	1/15/47	4,238	4,481
6	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.079%	2/15/47	5,130	5,409
6	JPMBB Commercial Mortgage Securities Trust 2014-C18	4.439%	2/15/47	450	476
6	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.997%	4/15/47	10	10
6	JPMBB Commercial Mortgage Securities Trust 2014-C21	3.493%	8/15/47	190	196
6	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.639%	11/15/47	1,090	1,125
6	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.231%	1/15/48	90	91
6	JPMBB Commercial Mortgage Securities Trust 2014-C26	3.494%	1/15/48	10	10
6	JPMBB Commercial Mortgage Securities Trust 2015-C27	3.179%	2/15/48	110	111
6	JPMBB Commercial Mortgage Securities Trust 2015-C30	3.822%	7/15/48	20	21
6	JPMBB Commercial Mortgage Securities Trust 2015-C31	3.801%	8/15/48	150	156
6	JPMBB Commercial Mortgage Securities Trust 2015-C32	3.598%	11/15/48	3,403	3,507
6	JPMCC Commercial Mortgage Securities Trust 2017-JP5	3.723%	3/15/50	6,180	6,406
6	JPMCC Commercial Mortgage Securities Trust 2017-JP7	3.454%	9/15/50	895	910

Institutional Intermediate-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
6	JPMDB Commercial Mortgage Securities Trust 2016-C4	3.141%	12/15/49	400	399
6	JPMDB Commercial Mortgage Securities Trust 2017-C7	3.409%	10/15/50	660	660
6	JPMDB Commercial Mortgage Securities Trust 2018-C8	4.211%	6/15/51	60	64
6,8,9	Lanark Master Issuer plc 2018-1A, 3M USD LIBOR + 0.420%	3.083%	12/22/69	4,066	4,057
6,8,9	Lanark Master Issuer plc 2018-2A, 1M USD LIBOR + 0.420%	3.083%	12/22/69	9,293	9,298
6,9	Master Credit Card Trust II Series 2017-1A	2.260%	7/21/21	20,000	19,905
6	Mercedes-Benz Auto Lease Trust 2018-A	2.200%	4/15/20	2,731	2,729
6	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	12,140	12,117
6	Mercedes-Benz Auto Lease Trust 2019-A	3.250%	10/15/24	2,740	2,753
6	Mercedes-Benz Auto Receivables Trust 2018-1	3.150%	10/15/24	6,700	6,827
6,9	MMAF Equipment Finance LLC 2013-AA	2.570%	6/9/33	644	643
6,9	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	570	568
6,9	MMAF Equipment Finance LLC 2016-AA	2.210%	12/15/32	6,130	6,026
6,9	MMAF Equipment Finance LLC 2017-A	2.410%	8/16/24	6,180	6,138
6,9	MMAF Equipment Finance LLC 2017-A	2.680%	7/16/27	3,090	3,073
6,9	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	4,730	4,807
6,9	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	2,580	2,635
6,9	MMAF Equipment Finance LLC 2019-A	3.080%	11/12/41	4,430	4,470
6	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.176%	8/15/45	2,605	2,635
6	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5	3.792%	8/15/45	1,116	1,140
6	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6	2.858%	11/15/45	1,100	1,102
6	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10	4.085%	7/15/46	5,387	5,650
6	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	3.960%	8/15/46	1,290	1,335
6	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11	4.165%	8/15/46	190	200
6	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	3.824%	10/15/46	361	368
6	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12	4.259%	10/15/46	150	158
6	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	4.039%	11/15/46	85	89
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.064%	2/15/47	400	420
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14	4.384%	2/15/47	200	212
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	3.773%	4/15/47	1,935	2,008
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15	4.051%	4/15/47	5,400	5,664
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	3.892%	6/15/47	3,243	3,395
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16	4.094%	6/15/47	330	342

Institutional Intermediate-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17	3.741%	8/15/47	570	591
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18	3.923%	10/15/47	60	63
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.326%	12/15/47	120	122
6	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19	3.526%	12/15/47	10	10
6	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.069%	2/15/48	150	151
6	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20	3.249%	2/15/48	60	61
6	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.451%	7/15/50	11,030	11,313
6	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23	3.719%	7/15/50	5,200	5,386
6	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24	3.732%	5/15/48	780	812
6	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.372%	10/15/48	2,500	2,522
6	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25	3.635%	10/15/48	4,458	4,611
6	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29	3.325%	5/15/49	2,020	2,044
6	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.459%	12/15/49	5,600	5,673
6	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32	3.720%	12/15/49	3,682	3,815
6	Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34	3.536%	11/15/52	1,250	1,277
6,9	Morgan Stanley Capital I Trust 2012-STAR	3.201%	8/5/34	2,251	2,274
6	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	7,050	7,333
6	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	760	754
6	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	350	341
6	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	5,240	5,395
6	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	1,260	1,288
6	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	4,257	4,365
6	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	790	844
6,8,9	Motor PLC 2017-1A, 1M USD LIBOR + 0.530%	3.016%	9/25/24	11,963	11,938
6,9	MSBAM Commercial Mortgage Securities Trust 2012-CKSV	3.277%	10/15/30	110	109
6,8	Navient Student Loan Trust 2014-8, 1M USD LIBOR + 0.600%	2.926%	4/25/23	1,279	1,280
6,8,9	Navient Student Loan Trust 2016-2, 1M USD LIBOR + 1.050%	3.535%	6/25/65	1,345	1,355
6,8,9	Navient Student Loan Trust 2016-3, 1M USD LIBOR + 0.850%	3.336%	6/25/65	1,513	1,519
6,8,9	Navient Student Loan Trust 2016-6A, 1M USD LIBOR + 0.750%	3.236%	3/25/66	6,976	7,009
6,8,9	Navient Student Loan Trust 2017-1, 1M USD LIBOR + 0.750%	3.236%	7/26/66	22,320	22,387
6,8,9	Navient Student Loan Trust 2018-1, 1M USD LIBOR + 0.190%	2.675%	3/25/67	461	460

Institutional Intermediate-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
6,8,9	Navistar Financial Dealer Note Master Trust II 201, 1M USD LIBOR + 0.780%	3.265%	6/27/22	7,510	7,518
6,9	NextGear Floorplan Master Owner Trust 2016-1A	2.740%	4/15/21	3,380	3,380
6	Nissan Auto Lease Trust 2017-A	1.910%	4/15/20	16,407	16,379
6	Nissan Auto Lease Trust 2017-A	2.040%	9/15/22	5,240	5,221
6	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	9,350	9,321
6	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	2,610	2,598
6	Nissan Auto Lease Trust 2018-B	3.250%	9/15/21	18,560	18,720
6	Nissan Auto Lease Trust 2018-B	3.350%	9/15/23	7,110	7,191
6	Nissan Auto Receivables 2016-A Owner Trust	1.590%	7/15/22	10,250	10,151
6	Nissan Auto Receivables 2017-C Owner Trust	2.120%	4/18/22	21,970	21,853
6	Nissan Auto Receivables 2017-C Owner Trust	2.280%	2/15/24	12,380	12,307
6	Nissan Auto Receivables 2018-B Owner Trust	3.160%	12/16/24	6,700	6,801
6	Nissan Auto Receivables 2019-A Owner Trust	3.000%	9/15/25	5,690	5,770
6,9	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	1,250	1,234
6,8,9	Pepper Residential Securities Trust 2017A-A1UA, 1M USD LIBOR + 1.100%	3.593%	3/10/58	111	111
6,8,9	Pepper Residential Securities Trust 2018A-A1UA, 1M USD LIBOR + 0.950%	3.443%	3/12/47	33	33
6,8,9	Pepper Residential Securities Trust 2021-A1U, 1M USD LIBOR + 0.880%	3.362%	1/16/60	1,419	1,416
6,8,9	Pepper Residential Securities Trust 2022-A1U, 1M USD LIBOR + 0.350%	3.488%	6/20/60	17,973	17,928
6,8,9	Pepper Residential Securities Trust 2023-A1U, 1M USD LIBOR + 0.950%	3.503%	8/18/60	10,220	10,215
6,8,9	Permanent Master Issuer plc 2018-1A, 3M USD LIBOR + 0.380%	3.167%	7/15/58	9,060	9,029
6,9	PFS Financing Corp. 2017-B	2.220%	7/15/22	630	625
6,8,9	PFS Financing Corp. 2017-C, 1M USD LIBOR + 0.470%	2.954%	10/15/21	840	840
6,9	PFS Financing Corp. 2017-D	2.400%	10/17/22	880	874
6,9	PFS Financing Corp. 2018-D	3.190%	4/17/23	440	442
6,8,9	PHEAA Student Loan Trust 2016-2A, 1M USD LIBOR + 0.950%	3.436%	11/25/65	4,959	4,988
6	Public Service New Hampshire Funding LLC 2018-1	3.094%	2/1/26	4,410	4,460
6,8,9	Resimac Premier Series 2016-1A, 1M USD LIBOR + 1.390%	3.883%	10/10/47	1,103	1,104
6,8,9	Resimac Premier Series 2017-1A, 1M USD LIBOR + 0.950%	3.441%	9/11/48	1,972	1,973
6,8,9	Resimac Premier Series 2018-1A, 1M USD LIBOR + 0.800%	3.292%	11/10/49	1,078	1,076
6,8,9	Resimac Premier Series 2018-1NCA, 1M USD LIBOR + 0.850%	3.332%	12/16/59	1,939	1,936
6,8,9	Resimac Premier Series 2018-2, 1M USD LIBOR + 0.850%	3.341%	4/10/50	5,080	5,071
6	Santander Drive Auto Receivables Trust 2017-3	1.870%	6/15/21	112	112
6	Santander Drive Auto Receivables Trust 2018-1	2.100%	11/16/20	14	14
6	Santander Drive Auto Receivables Trust 2018-1	2.320%	8/16/21	170	170
6,9	Santander Retail Auto Lease Trust 2017-A	2.370%	1/20/22	2,520	2,508

Institutional Intermediate-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
6,9	Santander Retail Auto Lease Trust 2018-A	2.930%	5/20/21	17,750	17,786
6,9	Santander Retail Auto Lease Trust 2018-A	3.060%	4/20/22	6,220	6,239
6,9	Securitized Term Auto Receivables Trust 2016-1A	1.524%	3/25/20	452	452
6,9	Securitized Term Auto Receivables Trust 2016-1A	1.794%	2/25/21	3,980	3,961
6,9	Securitized Term Auto Receivables Trust 2017-1A	1.890%	8/25/20	5,788	5,772
6,9	Securitized Term Auto Receivables Trust 2017-1A	2.209%	6/25/21	4,600	4,585
6,9	Securitized Term Auto Receivables Trust 2017-2A	2.040%	4/26/21	11,190	11,140
6,9	Securitized Term Auto Receivables Trust 2017-2A	2.289%	3/25/22	3,750	3,740
6,9	Securitized Term Auto Receivables Trust 2018-1A	3.068%	1/25/22	8,690	8,730
6,9	Securitized Term Auto Receivables Trust 2018-1A	3.298%	11/25/22	3,100	3,149
6,9	Securitized Term Auto Receivables Trust 2018-2A	3.544%	6/26/23	5,000	5,083
6	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	910	898
6,9	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	280	278
6,8,9	SMB Private Education Loan Trust 2016-B, 1M USD LIBOR + 1.500%	3.934%	2/17/32	208	213
6,8,9	SMB Private Education Loan Trust 2016-C, 1M USD LIBOR + 1.100%	3.584%	9/15/34	349	351
6,8,9	SMB Private Education Loan Trust 2017-A, 1M USD LIBOR + 0.900%	3.384%	9/15/34	437	438
6,9	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	520	516
6,9	SMB Private Education Loan Trust 2018-A	3.500%	2/15/36	1,890	1,917
6,9	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	840	861
6,9	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	1,390	1,420
6,9	SoFi Professional Loan Program 2017-A LLC	2.400%	3/26/40	90	89
6,9	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	440	437
6,9	SoFi Professional Loan Program 2017-D LLC	2.650%	9/25/40	340	337
6,9	SoFi Professional Loan Program 2017-E LLC	1.860%	11/26/40	495	490
6,9	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	250	248
6,9	SoFi Professional Loan Program 2017-F LLC	2.050%	1/25/41	555	551
6,9	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	390	388
6,9	SoFi Professional Loan Program 2018-A LLC	2.390%	2/25/42	197	196
6,9	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	130	129
6,9	SoFi Professional Loan Program 2018-B LLC	3.340%	8/25/47	1,070	1,078
6,9	SoFi Professional Loan Program 2018-C LLC	3.590%	1/25/48	1,850	1,890
6,9	SoFi Professional Loan Program 2018-D LLC	3.600%	2/25/48	1,100	1,126
6	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	10,630	10,824
6	Synchrony Credit Card Master Note Trust 2015-1	2.370%	3/15/23	3,355	3,342
6	Synchrony Credit Card Master Note Trust 2015-4	2.380%	9/15/23	7,153	7,123
6	Synchrony Credit Card Master Note Trust 2016-2	2.210%	5/15/24	6,820	6,763
6	Synchrony Credit Card Master Note Trust 2016-3	1.580%	9/15/22	16,820	16,724

Institutional Intermediate-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
6	Synchrony Credit Card Master Note Trust 2017-2	2.620%	10/15/25	10,670	10,611
6,9	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	100	104
6	Toyota Auto Receivables 2016-B Owner Trust	1.520%	8/16/21	2,470	2,453
6	Toyota Auto Receivables 2017-D Owner Trust	2.120%	2/15/23	955	946
6	Toyota Auto Receivables 2018-A Owner Trust	2.350%	5/16/22	8,430	8,399
6	Toyota Auto Receivables 2018-A Owner Trust	2.520%	5/15/23	540	538
6	Toyota Auto Receivables 2018-B Owner Trust	3.110%	11/15/23	4,160	4,218
6	Toyota Auto Receivables 2018-C Owner Trust	3.020%	12/15/22	23,180	23,387
6	Toyota Auto Receivables 2018-C Owner Trust	3.130%	2/15/24	10,070	10,207
6	Toyota Auto Receivables 2019-A Owner Trust	2.910%	7/17/23	44,780	45,093
6	Toyota Auto Receivables 2019-A Owner Trust	3.000%	5/15/24	3,800	3,831
6,9	Trafigura Securitisation Finance plc 2017-1A	2.470%	12/15/20	1,590	1,575
6,9	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	4,040	4,056
6,9	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	33,390	33,543
6	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	273	280
6	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	1,235	1,264
6	UBS Commercial Mortgage Trust 2019-C16	3.460%	4/15/52	453	467
6,9	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	4,409	4,474
6	UBS-Barclays Commercial Mortgage Trust 2012-C4	2.850%	12/10/45	1,499	1,503
6	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.244%	4/10/46	220	224
6	UBS-Barclays Commercial Mortgage Trust 2013-C6	3.469%	4/10/46	150	153
6	USAA Auto Owner Trust 2017-1	1.880%	9/15/22	8,440	8,355
6,9	Verizon Owner Trust 2016-2A	1.680%	5/20/21	4,390	4,374
6,9	Verizon Owner Trust 2017-1A	2.060%	9/20/21	11,000	10,965
6,9	Verizon Owner Trust 2017-2A	1.920%	12/20/21	30,260	30,090
6,9	Verizon Owner Trust 2017-3	2.060%	4/20/22	10,080	10,015
6,9	Verizon Owner Trust 2018-1	2.820%	9/20/22	34,730	34,811
6	Verizon Owner Trust 2018-A	3.230%	4/20/23	16,830	17,049
6	Verizon Owner Trust 2019-A	2.930%	9/20/23	26,830	26,998
6,9	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	2,836	2,853
6	Volkswagen Auto Loan Enhanced Trust 2018-1	3.020%	11/21/22	12,330	12,443
6	Volkswagen Auto Loan Enhanced Trust 2018-1	3.150%	7/22/24	5,610	5,681
6	Volkswagen Auto Loan Enhanced Trust 2018-2	3.250%	4/20/23	30,330	30,700
6	Volkswagen Auto Loan Enhanced Trust 2018-2	3.330%	2/20/25	8,820	9,002
6	Wells Fargo Commercial Mortgage Trust 2012-LC5	2.918%	10/15/45	955	958
6	Wells Fargo Commercial Mortgage Trust 2012-LC5	3.539%	10/15/45	626	636
6	Wells Fargo Commercial Mortgage Trust 2013-LC12	3.928%	7/15/46	417	428
6	Wells Fargo Commercial Mortgage Trust 2013-LC12	4.218%	7/15/46	311	327
6	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.548%	8/15/50	30	31
6	Wells Fargo Commercial Mortgage Trust 2014-LC16	3.817%	8/15/50	10	10
6	Wells Fargo Commercial Mortgage Trust 2014-LC18	3.405%	12/15/47	10	10
6	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	1,565	1,576

Institutional Intermediate-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
6	Wells Fargo Commercial Mortgage Trust 2015-C27	3.190%	2/15/48	114	116
6	Wells Fargo Commercial Mortgage Trust 2015-C27	3.451%	2/15/48	440	450
6	Wells Fargo Commercial Mortgage Trust 2015-C29	3.637%	6/15/48	3,130	3,230
6	Wells Fargo Commercial Mortgage Trust 2015-C30	3.664%	9/15/58	2,120	2,185
6	Wells Fargo Commercial Mortgage Trust 2015-LC22	3.839%	9/15/58	4,935	5,162
6	Wells Fargo Commercial Mortgage Trust 2015-SG1	3.789%	9/15/48	3,480	3,603
6	Wells Fargo Commercial Mortgage Trust 2016-BNK1	2.652%	8/15/49	190	185
6	Wells Fargo Commercial Mortgage Trust 2016-C32	3.560%	1/15/59	2,070	2,132
6	Wells Fargo Commercial Mortgage Trust 2016-C37	3.525%	12/15/49	470	479
6	Wells Fargo Commercial Mortgage Trust 2016-C37	3.794%	12/15/49	380	395
6	Wells Fargo Commercial Mortgage Trust 2017-C38	3.453%	7/15/50	1,285	1,304
6	Wells Fargo Commercial Mortgage Trust 2017-C39	3.157%	9/15/50	30	30
6	Wells Fargo Commercial Mortgage Trust 2017-C39	3.418%	9/15/50	2,505	2,537
6	Wells Fargo Commercial Mortgage Trust 2017-C40	3.581%	10/15/50	3,040	3,115
6	Wells Fargo Commercial Mortgage Trust 2017-C41	3.472%	11/15/50	1,790	1,821
6	Wells Fargo Commercial Mortgage Trust 2017-C42	3.589%	12/15/50	6,685	6,850
6	Wells Fargo Commercial Mortgage Trust 2017-RC1	3.631%	1/15/60	396	407
6	Wells Fargo Commercial Mortgage Trust 2018-C43	4.012%	3/15/51	1,800	1,903
6	Wells Fargo Commercial Mortgage Trust 2018-C46	4.152%	8/15/51	2,195	2,344
6	Wells Fargo Commercial Mortgage Trust 2018-C47	4.365%	9/15/61	2,470	2,666
6	Wells Fargo Commercial Mortgage Trust 2018-C47	4.442%	9/15/61	2,370	2,588
6	Wells Fargo Commercial Mortgage Trust 2018-C48	4.245%	1/15/52	960	1,028
6	Wells Fargo Commercial Mortgage Trust 2019-C49	3.933%	3/15/52	310	327
6	Wells Fargo Commercial Mortgage Trust 2019-C49	4.023%	3/15/52	2,780	2,938
6,9	WFRBS Commercial Mortgage Trust 2011-C3	4.375%	3/15/44	1,366	1,402
6	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	1,199	1,219
6	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	683	698

Institutional Intermediate-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
6	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	233	235
6	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	2,705	2,709
6	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	633	635
6	WFRBS Commercial Mortgage Trust 2013-C15	3.720%	8/15/46	482	490
6	WFRBS Commercial Mortgage Trust 2013-C15	4.153%	8/15/46	255	267
6	WFRBS Commercial Mortgage Trust 2013-C17	3.558%	12/15/46	168	171
6	WFRBS Commercial Mortgage Trust 2013-C18	3.676%	12/15/46	636	649
6	WFRBS Commercial Mortgage Trust 2013-C18	4.162%	12/15/46	1,665	1,756
6	WFRBS Commercial Mortgage Trust 2014-C19	3.829%	3/15/47	2,540	2,652
6	WFRBS Commercial Mortgage Trust 2014-C19	4.101%	3/15/47	1,215	1,280
6	WFRBS Commercial Mortgage Trust 2014-C20	3.995%	5/15/47	30	31
6	WFRBS Commercial Mortgage Trust 2014-C21	3.410%	8/15/47	20	20
6	WFRBS Commercial Mortgage Trust 2014-C21	3.678%	8/15/47	80	83
6	WFRBS Commercial Mortgage Trust 2014-C23	3.650%	10/15/57	5,500	5,662
6	WFRBS Commercial Mortgage Trust 2014-C23	3.917%	10/15/57	925	968
6	WFRBS Commercial Mortgage Trust 2014-C24	3.607%	11/15/47	3,030	3,124
6	WFRBS Commercial Mortgage Trust 2014-LC14	3.766%	3/15/47	2,570	2,659
6	WFRBS Commercial Mortgage Trust 2014-LC14	4.045%	3/15/47	2,570	2,699
6,9	Wheels SPV 2 LLC 2016-1A	1.870%	5/20/25	865	860
6	World Financial Network Credit Card Master Note Trust Series 2015-B	2.550%	6/17/24	1,520	1,516
6	World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	15,000	14,955
6	World Omni Auto Receivables Trust 2016-A	1.770%	9/15/21	831	827
6	World Omni Auto Receivables Trust 2016-B	1.300%	2/15/22	4,449	4,408
6	World Omni Auto Receivables Trust 2018-A	2.730%	2/15/24	3,590	3,610
6	World Omni Auto Receivables Trust 2018-D	3.330%	4/15/24	24,700	25,141
6	World Omni Auto Receivables Trust 2018-D	3.440%	12/16/24	3,070	3,153
6	World Omni Auto Receivables Trust 2019-A	3.220%	6/16/25	5,230	5,302
6	World Omni Automobile Lease Securitization Trust 2017-A	2.320%	8/15/22	4,670	4,657
6	World Omni Automobile Lease Securitization Trust 2018-A	2.830%	7/15/21	11,480	11,503
6	World Omni Automobile Lease Securitization Trust 2018-B	3.190%	12/15/21	16,800	16,885
6,9	World Omni Select Auto Trust A Series 2018-1 A2	3.240%	4/15/22	34,970	35,082

Institutional Intermediate-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
6,9	World Omni Select Auto Trust A Series 2018-1 A3	3.460%	3/15/23	9,350	9,452
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $3,354,261)					3,370,577
Corporate Bonds (20.8%)
Finance (13.4%)
	Banking (11.7%)
	American Express Co.	3.700%	8/3/23	37,405	38,321
	American Express Co.	3.000%	10/30/24	18,265	18,170
9	ASB Bank Ltd.	3.750%	6/14/23	10,575	10,801
	Banco Santander SA	4.379%	4/12/28	2,585	2,608
6	Bank of America Corp.	2.369%	7/21/21	3,005	2,988
6	Bank of America Corp.	2.328%	10/1/21	9,260	9,176
	Bank of America Corp.	3.004%	12/20/23	13,925	13,864
6	Bank of America Corp.	3.550%	3/5/24	142,215	144,343
6	Bank of America Corp.	3.864%	7/23/24	11,390	11,663
6	Bank of America Corp.	3.366%	1/23/26	35,445	35,546
6	Bank of America Corp.	3.824%	1/20/28	22,526	22,772
	Bank of America Corp.	3.419%	12/20/28	5,500	5,377
6	Bank of America Corp.	3.974%	2/7/30	18,330	18,674
	Bank of Montreal	3.300%	2/5/24	20,000	20,222
	Bank of New York Mellon Corp.	4.150%	2/1/21	2,000	2,052
	Bank of New York Mellon Corp.	2.050%	5/3/21	3,685	3,637
	Bank of New York Mellon Corp.	3.450%	8/11/23	17,780	18,240
	Bank of New York Mellon Corp.	3.400%	5/15/24	2,100	2,142
	Bank of New York Mellon Corp.	3.000%	2/24/25	700	699
	Bank of Nova Scotia	3.400%	2/11/24	24,000	24,375
9	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	13,875	13,754
9	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	37,330	36,917
9	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	48,800	50,004
	BB&T Corp.	3.750%	12/6/23	13,835	14,348
9	BNP Paribas SA	3.375%	1/9/25	18,980	18,535
9	BNP Paribas SA	4.400%	8/14/28	6,550	6,747
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	19,475	19,939
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	5,000	4,988
	Comerica Inc.	3.700%	7/31/23	25,580	26,284
	Commonwealth Bank of Australia	2.300%	3/12/20	1,500	1,494
	Commonwealth Bank of Australia	2.400%	11/2/20	870	865
9	Commonwealth Bank of Australia	2.000%	9/6/21	11,329	11,103
9	Commonwealth Bank of Australia	2.750%	3/10/22	10,060	10,039
9	Commonwealth Bank of Australia	3.450%	3/16/23	1,930	1,961
9	Commonwealth Bank of Australia	3.350%	6/4/24	16,700	16,953
9	Commonwealth Bank of Australia	3.150%	9/19/27	12,000	11,814
	Cooperatieve Rabobank UA	2.750%	1/10/23	16,410	16,269
9	Cooperatieve Rabobank UA	3.875%	9/26/23	19,200	19,728
	Credit Suisse AG	3.000%	10/29/21	3,000	3,014
9	Danske Bank A/S	2.750%	9/17/20	1,155	1,142
	Fifth Third Bank	2.250%	6/14/21	6,133	6,052
	First Republic Bank	2.500%	6/6/22	20,500	20,324
	Goldman Sachs Group Inc.	2.550%	10/23/19	13,317	13,295
	Goldman Sachs Group Inc.	2.300%	12/13/19	24,740	24,652
	Goldman Sachs Group Inc.	2.600%	12/27/20	9,715	9,663
	Goldman Sachs Group Inc.	5.750%	1/24/22	11,320	12,140
6	Goldman Sachs Group Inc.	2.876%	10/31/22	14,170	14,038

Institutional Intermediate-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	3.625%	1/22/23	295	301
6	Goldman Sachs Group Inc.	2.908%	6/5/23	30,600	30,244
	Goldman Sachs Group Inc.	3.625%	2/20/24	5,925	5,996
	Goldman Sachs Group Inc.	3.850%	7/8/24	2,100	2,144
	Goldman Sachs Group Inc.	3.500%	1/23/25	5,675	5,671
	Goldman Sachs Group Inc.	3.750%	5/22/25	8,560	8,624
6	Goldman Sachs Group Inc.	3.272%	9/29/25	29,755	29,344
6	Goldman Sachs Group Inc.	3.691%	6/5/28	14,140	14,001
	HSBC Bank USA NA	4.875%	8/24/20	4,336	4,449
	HSBC Holdings plc	5.100%	4/5/21	780	813
	HSBC Holdings plc	2.650%	1/5/22	7,210	7,152
	HSBC Holdings plc	4.875%	1/14/22	2,030	2,132
6	HSBC Holdings plc	3.262%	3/13/23	16,050	16,096
	HSBC Holdings plc	3.600%	5/25/23	4,085	4,159
6	HSBC Holdings plc	3.033%	11/22/23	17,615	17,466
6	HSBC Holdings plc	3.950%	5/18/24	19,415	19,755
6	HSBC Holdings plc	3.803%	3/11/25	4,100	4,159
	HSBC Holdings plc	3.900%	5/25/26	3,650	3,686
6	HSBC Holdings plc	4.292%	9/12/26	17,450	17,995
	HSBC Holdings plc	4.375%	11/23/26	985	1,010
6	HSBC Holdings plc	4.041%	3/13/28	52,681	53,079
6	HSBC Holdings plc	4.583%	6/19/29	18,855	19,796
	HSBC USA Inc.	2.750%	8/7/20	3,623	3,627
	Huntington National Bank	2.375%	3/10/20	8,455	8,427
	Huntington National Bank	2.500%	8/7/22	4,685	4,619
	Huntington National Bank	3.550%	10/6/23	15,270	15,611
	JPMorgan Chase & Co.	2.250%	1/23/20	18,479	18,407
	JPMorgan Chase & Co.	4.950%	3/25/20	4,385	4,475
	JPMorgan Chase & Co.	2.750%	6/23/20	5,255	5,261
	JPMorgan Chase & Co.	2.550%	10/29/20	21,890	21,834
	JPMorgan Chase & Co.	2.550%	3/1/21	11,356	11,327
	JPMorgan Chase & Co.	4.500%	1/24/22	5,296	5,534
	JPMorgan Chase & Co.	2.972%	1/15/23	27,933	27,963
	JPMorgan Chase & Co.	3.200%	1/25/23	1,955	1,977
6	JPMorgan Chase & Co.	2.776%	4/25/23	8,975	8,916
	JPMorgan Chase & Co.	2.700%	5/18/23	6,106	6,042
	JPMorgan Chase & Co.	3.875%	2/1/24	4,000	4,165
6	JPMorgan Chase & Co.	3.559%	4/23/24	20,590	20,912
	JPMorgan Chase & Co.	3.625%	5/13/24	6,500	6,691
6	JPMorgan Chase & Co.	4.023%	12/5/24	25,540	26,445
	JPMorgan Chase & Co.	3.125%	1/23/25	8,856	8,872
6	JPMorgan Chase & Co.	3.220%	3/1/25	32,655	32,667
	JPMorgan Chase & Co.	3.900%	7/15/25	14,605	15,190
	JPMorgan Chase & Co.	3.300%	4/1/26	4,090	4,100
	JPMorgan Chase & Co.	3.200%	6/15/26	7,340	7,302
6	JPMorgan Chase & Co.	3.540%	5/1/28	12,890	12,924
6	JPMorgan Chase & Co.	3.509%	1/23/29	11,075	10,974
6	JPMorgan Chase & Co.	4.005%	4/23/29	31,335	32,133
6	JPMorgan Chase & Co.	4.452%	12/5/29	15,000	15,983
	KeyBank NA	2.500%	11/22/21	1,860	1,849
	Lloyds Banking Group plc	4.450%	5/8/25	15,000	15,469
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	3,890	3,865
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	24,101	24,138
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	1,470	1,442

Institutional Intermediate-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	15,569	15,413
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	32,435	33,332
	Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	1,025	1,002
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	43,860	45,188
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	7,000	7,163
9	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	12,470	12,422
	Morgan Stanley	5.750%	1/25/21	7,650	8,044
	Morgan Stanley	2.625%	11/17/21	24,888	24,732
	Morgan Stanley	2.750%	5/19/22	8,140	8,102
	Morgan Stanley	3.125%	1/23/23	16,800	16,862
	Morgan Stanley	3.875%	4/29/24	4,030	4,135
	Morgan Stanley	3.700%	10/23/24	6,138	6,261
	Morgan Stanley	4.000%	7/23/25	1,355	1,398
	Morgan Stanley	3.875%	1/27/26	11,295	11,555
6	Morgan Stanley	4.431%	1/23/30	7,985	8,407
	MUFG Americas Holdings Corp.	3.500%	6/18/22	7,000	7,129
	MUFG Americas Holdings Corp.	3.000%	2/10/25	1,600	1,573
9	MUFG Bank Ltd.	2.750%	9/14/20	6,890	6,879
9	MUFG Bank Ltd.	2.850%	9/8/21	3,010	3,002
9	Nordea Bank AB	3.750%	8/30/23	8,700	8,779
	PNC Bank NA	2.600%	7/21/20	5,735	5,723
	PNC Bank NA	2.150%	4/29/21	2,294	2,273
	PNC Bank NA	2.550%	12/9/21	5,135	5,123
	PNC Bank NA	2.625%	2/17/22	3,980	3,982
	PNC Bank NA	2.950%	2/23/25	5,360	5,341
	PNC Bank NA	3.250%	6/1/25	27	27
	PNC Financial Services Group Inc.	2.854%	11/9/22	1,335	1,333
	PNC Funding Corp.	5.125%	2/8/20	3,840	3,916
	Royal Bank of Canada	3.700%	10/5/23	9,880	10,228
	Santander UK plc	3.400%	6/1/21	51,000	51,374
	State Street Corp.	4.375%	3/7/21	6,800	7,004
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	3,470	3,429
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	5,795	5,759
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	6,840	6,788
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	9,975	10,237
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	4,500	4,312
	Svenska Handelsbanken AB	3.900%	11/20/23	12,150	12,645
	Toronto-Dominion Bank	3.500%	7/19/23	32,065	32,999
9	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	5,470	5,468
9	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	24,139	23,869
9	UBS Group Funding Switzerland AG	3.491%	5/23/23	2,060	2,071
6,9	UBS Group Funding Switzerland AG	2.859%	8/15/23	26,640	26,242
9	UBS Group Funding Switzerland AG	4.125%	9/24/25	10,925	11,253
	US Bancorp	2.350%	1/29/21	750	748
	US Bancorp	3.700%	1/30/24	1,735	1,807
	US Bancorp	3.375%	2/5/24	8,275	8,455
	US Bancorp	3.950%	11/17/25	14,450	15,241
	Wells Fargo & Co.	3.000%	1/22/21	2,240	2,251
	Wells Fargo & Co.	2.625%	7/22/22	19,530	19,391
	Wells Fargo & Co.	3.450%	2/13/23	8,300	8,410
	Wells Fargo & Co.	3.300%	9/9/24	8,943	9,027
	Wells Fargo & Co.	3.000%	2/19/25	8,170	8,095
	Wells Fargo & Co.	4.150%	1/24/29	30,575	32,047
	Wells Fargo Bank NA	3.550%	8/14/23	39,805	40,856

Institutional Intermediate-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westpac Banking Corp.	2.100%	5/13/21	4,820	4,753
	Westpac Banking Corp.	2.000%	8/19/21	7,665	7,520
	Westpac Banking Corp.	2.750%	1/11/23	21,690	21,565
	Westpac Banking Corp.	3.350%	3/8/27	18,935	18,933

	Brokerage (0.4%)
9	Apollo Management Holdings LP	4.872%	2/15/29	10,750	11,052
	Charles Schwab Corp.	3.550%	2/1/24	7,840	8,145
	Charles Schwab Corp.	3.850%	5/21/25	10,810	11,371
	Charles Schwab Corp.	4.000%	2/1/29	17,480	18,616
	Invesco Finance plc	3.125%	11/30/22	5,203	5,205
	Invesco Finance plc	4.000%	1/30/24	4,000	4,116
	Invesco Finance plc	3.750%	1/15/26	3,427	3,439
	TD Ameritrade Holding Corp.	3.625%	4/1/25	3,670	3,776

	Insurance (0.9%)
9	AIA Group Ltd.	3.200%	3/11/25	17,405	17,305
9	AIG Global Funding	2.700%	12/15/21	2,625	2,595
	Berkshire Hathaway Inc.	2.750%	3/15/23	17,376	17,495
	Berkshire Hathaway Inc.	3.125%	3/15/26	3,877	3,912
	Chubb INA Holdings Inc.	2.700%	3/13/23	2,940	2,926
	Chubb INA Holdings Inc.	3.350%	5/15/24	4,390	4,483
	Chubb INA Holdings Inc.	3.150%	3/15/25	1,264	1,270
	Chubb INA Holdings Inc.	3.350%	5/3/26	7,770	7,895
	Manulife Financial Corp.	4.900%	9/17/20	7,455	7,674
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	5,500	5,703
	Marsh & McLennan Cos. Inc.	3.500%	6/3/24	2,370	2,417
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	10,130	10,390
9	MassMutual Global Funding II	2.750%	6/22/24	14,920	14,696
9	Metropolitan Life Global Funding I	3.450%	12/18/26	6,660	6,753
9	Metropolitan Life Global Funding I	3.000%	9/19/27	9,560	9,374
9	New York Life Global Funding	3.000%	1/10/28	25,140	24,847
	PartnerRe Finance B LLC	5.500%	6/1/20	1,940	1,990
9	Pricoa Global Funding I	2.550%	11/24/20	2,435	2,424
9	Reliance Standard Life Global Funding II	3.050%	1/20/21	1,430	1,431
9	Swiss Re Treasury US Corp.	2.875%	12/6/22	7,330	7,222
	UnitedHealth Group Inc.	2.875%	3/15/23	3,000	3,019
	UnitedHealth Group Inc.	3.750%	7/15/25	5,915	6,180
	UnitedHealth Group Inc.	3.450%	1/15/27	2,115	2,153

	Real Estate Investment Trusts (0.4%)
	AvalonBay Communities Inc.	3.350%	5/15/27	2,960	2,981
	AvalonBay Communities Inc.	3.200%	1/15/28	2,250	2,231
	Camden Property Trust	4.875%	6/15/23	435	465
	Camden Property Trust	4.250%	1/15/24	1,738	1,821
	Camden Property Trust	3.500%	9/15/24	435	442
	Camden Property Trust	4.100%	10/15/28	7,380	7,754
	ERP Operating LP	4.150%	12/1/28	9,095	9,690
	Federal Realty Investment Trust	3.000%	8/1/22	2,575	2,572
	Federal Realty Investment Trust	2.750%	6/1/23	5,330	5,253
	Federal Realty Investment Trust	3.250%	7/15/27	6,335	6,244
9	Scentre Group Trust 1 / Scentre Group Trust 2	3.750%	3/23/27	6,810	6,802
	Simon Property Group LP	4.375%	3/1/21	4,750	4,874
	Simon Property Group LP	3.500%	9/1/25	1,003	1,024

Institutional Intermediate-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Simon Property Group LP	3.300%	1/15/26	5,080	5,107
	Simon Property Group LP	3.375%	12/1/27	6,775	6,822
9	WEA Finance LLC	4.125%	9/20/28	12,525	12,996
					2,427,770
Industrial (6.6%)
	Basic Industry (0.5%)
9	Air Liquide Finance SA	1.750%	9/27/21	18,481	18,022
9	Air Liquide Finance SA	2.250%	9/27/23	14,180	13,757
	Airgas Inc.	2.900%	11/15/22	2,575	2,579
9	Chevron Phillips Chemical Co. LLC /
	Chevron Phillips Chemical Co. LP	3.400%	12/1/26	9,090	9,132
9	Chevron Phillips Chemical Co. LLC /
	Chevron Phillips Chemical Co. LP	3.700%	6/1/28	15,515	15,779
	EI du Pont de Nemours & Co.	2.200%	5/1/20	39,620	39,474

	Capital Goods (0.7%)
	Boeing Co.	2.600%	10/30/25	3,000	2,924
	Boeing Co.	2.250%	6/15/26	9,200	8,694
	Boeing Co.	2.800%	3/1/27	2,285	2,222
	Boeing Co.	3.250%	3/1/28	815	818
	Boeing Co.	3.200%	3/1/29	2,416	2,415
	Caterpillar Financial Services Corp.	2.850%	6/1/22	7,100	7,142
	Caterpillar Financial Services Corp.	2.400%	6/6/22	13,610	13,505
	Caterpillar Financial Services Corp.	3.750%	11/24/23	6,005	6,271
	Caterpillar Inc.	3.900%	5/27/21	1,613	1,658
	Caterpillar Inc.	2.600%	6/26/22	1,755	1,753
	Deere & Co.	2.600%	6/8/22	5,825	5,834
	General Dynamics Corp.	2.625%	11/15/27	13,665	13,225
	General Dynamics Corp.	3.750%	5/15/28	14,340	15,098
	Illinois Tool Works Inc.	2.650%	11/15/26	12,675	12,436
	John Deere Capital Corp.	2.750%	3/15/22	5,830	5,862
	John Deere Capital Corp.	2.650%	6/24/24	10,000	9,910
	Parker-Hannifin Corp.	3.500%	9/15/22	1,885	1,919
9	Siemens Financieringsmaatschappij NV	2.700%	3/16/22	12,300	12,261

	Communication (0.7%)
	America Movil SAB de CV	5.000%	10/16/19	13,000	13,146
	America Movil SAB de CV	5.000%	3/30/20	7,725	7,869
	America Movil SAB de CV	3.125%	7/16/22	1,160	1,166
	Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,700	2,085
	Comcast Corp.	5.150%	3/1/20	1,325	1,353
	Comcast Corp.	3.125%	7/15/22	2,905	2,946
	Comcast Corp.	3.600%	3/1/24	9,390	9,654
	Comcast Corp.	3.375%	2/15/25	29,805	30,191
	Comcast Corp.	3.375%	8/15/25	23,444	23,690
	NBCUniversal Media LLC	5.150%	4/30/20	9,000	9,233
	NBCUniversal Media LLC	2.875%	1/15/23	27,000	27,080

	Consumer Cyclical (0.8%)
	American Honda Finance Corp.	2.250%	8/15/19	7,340	7,326
	American Honda Finance Corp.	2.450%	9/24/20	2,375	2,367
9	BMW US Capital LLC	3.400%	8/13/21	14,100	14,284
	Costco Wholesale Corp.	2.750%	5/18/24	3,380	3,403
	Costco Wholesale Corp.	3.000%	5/18/27	4,225	4,211

Institutional Intermediate-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
9	Harley-Davidson Financial Services Inc.	2.400%	9/15/19	1,655	1,647
9	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	1,219	1,209
9	Harley-Davidson Financial Services Inc.	2.400%	6/15/20	5,000	4,928
	Harley-Davidson Inc.	3.500%	7/28/25	3,000	2,913
	Home Depot Inc.	3.900%	12/6/28	10,000	10,601
9	Nissan Motor Acceptance Corp.	2.550%	3/8/21	6,215	6,124
9	Nissan Motor Acceptance Corp.	2.600%	9/28/22	2,825	2,751
9	Nissan Motor Acceptance Corp.	3.875%	9/21/23	15,000	15,253
	Target Corp.	3.375%	4/15/29	4,500	4,554
	TJX Cos. Inc.	2.500%	5/15/23	1,100	1,095
	TJX Cos. Inc.	2.250%	9/15/26	7,870	7,477
	Toyota Motor Credit Corp.	3.650%	1/8/29	20,000	20,884
	Visa Inc.	3.150%	12/14/25	24,040	24,391
	Walmart Inc.	2.350%	12/15/22	1,165	1,158
	Walmart Inc.	3.400%	6/26/23	3,000	3,093

	Consumer Noncyclical (1.2%)
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,500	1,547
	Eli Lilly & Co.	2.750%	6/1/25	8,000	7,999
	Eli Lilly & Co.	3.375%	3/15/29	1,500	1,534
	Gilead Sciences Inc.	2.500%	9/1/23	1,600	1,580
	Gilead Sciences Inc.	3.700%	4/1/24	28,510	29,451
	Gilead Sciences Inc.	3.500%	2/1/25	19,025	19,403
	GlaxoSmithKline Capital plc	3.000%	6/1/24	12,000	12,083
	GlaxoSmithKline Capital plc	3.375%	6/1/29	10,000	10,104
	Kaiser Foundation Hospitals	3.500%	4/1/22	1,235	1,266
	Kaiser Foundation Hospitals	3.150%	5/1/27	965	970
	Kimberly-Clark Corp.	3.625%	8/1/20	700	709
	Medtronic Inc.	3.500%	3/15/25	52,995	54,594
	Merck & Co. Inc.	3.400%	3/7/29	20,000	20,523
	Mercy Health	4.302%	7/1/28	7,000	7,525
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	300	289
9	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	5,000	4,907
9	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	20,000	19,287
9	Roche Holdings Inc.	3.350%	9/30/24	13,264	13,537
	SSM Health Care Corp.	3.688%	6/1/23	13,650	14,016

	Energy (1.2%)
	Baker Hughes a GE Co. LLC /
	Baker Hughes Co-Obligor Inc.	3.337%	12/15/27	28,875	28,076
	BP Capital Markets America Inc.	4.500%	10/1/20	4,500	4,620
	BP Capital Markets America Inc.	4.742%	3/11/21	915	951
	BP Capital Markets America Inc.	3.245%	5/6/22	10,875	11,063
	BP Capital Markets America Inc.	2.750%	5/10/23	10,080	10,038
	BP Capital Markets America Inc.	3.224%	4/14/24	8,400	8,512
	BP Capital Markets America Inc.	3.796%	9/21/25	8,000	8,282
	BP Capital Markets America Inc.	3.119%	5/4/26	19,465	19,395
	BP Capital Markets plc	3.561%	11/1/21	2,387	2,437
	BP Capital Markets plc	2.500%	11/6/22	1,440	1,431
	BP Capital Markets plc	3.994%	9/26/23	1,000	1,048
	BP Capital Markets plc	3.814%	2/10/24	35,250	36,664
	BP Capital Markets plc	3.535%	11/4/24	8,740	9,022
	BP Capital Markets plc	3.506%	3/17/25	8,000	8,155
	ConocoPhillips Co.	4.950%	3/15/26	17,605	19,649

Institutional Intermediate-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Shell International Finance BV	4.375%	3/25/20	2,050	2,085
	Shell International Finance BV	3.250%	5/11/25	23,255	23,692
	Shell International Finance BV	2.875%	5/10/26	7,445	7,410
	Total Capital Canada Ltd.	2.750%	7/15/23	3,699	3,705
	Total Capital International SA	2.875%	2/17/22	4,500	4,538
	Total Capital International SA	3.455%	2/19/29	5,000	5,104
	Total Capital SA	4.125%	1/28/21	895	920
	TransCanada PipeLines Ltd.	2.500%	8/1/22	1,375	1,356
	TransCanada PipeLines Ltd.	3.750%	10/16/23	1,482	1,520

	Technology (1.2%)
	Apple Inc.	3.000%	2/9/24	11,675	11,830
	Apple Inc.	3.450%	5/6/24	6,000	6,199
	Apple Inc.	2.850%	5/11/24	8,195	8,224
	Apple Inc.	2.750%	1/13/25	10,240	10,182
	Apple Inc.	2.500%	2/9/25	3,430	3,381
	Apple Inc.	3.200%	5/13/25	1,430	1,456
	Apple Inc.	3.250%	2/23/26	13,092	13,331
	Apple Inc.	2.450%	8/4/26	7,245	7,015
	Apple Inc.	3.350%	2/9/27	8,158	8,316
	Microsoft Corp.	2.875%	2/6/24	19,090	19,318
	Microsoft Corp.	2.700%	2/12/25	1,175	1,174
	Microsoft Corp.	3.125%	11/3/25	3,365	3,446
	Microsoft Corp.	2.400%	8/8/26	15,595	15,138
	Oracle Corp.	2.500%	5/15/22	9,010	8,979
	Oracle Corp.	3.400%	7/8/24	10,000	10,227
	Oracle Corp.	2.950%	11/15/24	21,704	21,769
	Oracle Corp.	2.950%	5/15/25	5,140	5,131
	Oracle Corp.	2.650%	7/15/26	5,115	4,959
	Oracle Corp.	3.250%	11/15/27	14,885	14,972
	QUALCOMM Inc.	2.600%	1/30/23	4,815	4,758
	QUALCOMM Inc.	2.900%	5/20/24	27,920	27,461

	Transportation (0.3%)
6	Continental Airlines 2012-2 Class A Pass Through Trust	4.000%	4/29/26	419	426
6	CSX Transportation Inc.	6.251%	1/15/23	1,188	1,292
6	Delta Air Lines 2007-1 Class A Pass Through Trust	6.821%	2/10/24	4,527	4,939
6	Northwest Airlines 2007-1 Class A Pass Through Trust	7.027%	5/1/21	3,213	3,276
6	Southwest Airlines Co. 2007-1 Pass Through Trust	6.150%	2/1/24	2,977	3,128
6	Spirit Airlines Class A Pass Through Certificates Series 2015-1	4.100%	10/1/29	17,401	17,516
6	Spirit Airlines Pass Through Trust 2017-1A	3.650%	2/15/30	14,606	14,210
6	United Airlines 2013-1 Class A Pass Through Trust	4.300%	2/15/27	1,194	1,222
					1,185,044
Utilities (0.8%)
	Electric (0.8%)
	AEP Transmission Co. LLC	3.100%	12/1/26	1,735	1,717
	Ameren Illinois Co.	2.700%	9/1/22	2,047	2,042
	Baltimore Gas & Electric Co.	2.800%	8/15/22	950	948

Institutional Intermediate-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	4,455	4,463
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	16,200	16,797
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	8,975	8,925
	Commonwealth Edison Co.	3.400%	9/1/21	9,800	9,944
	Commonwealth Edison Co.	2.550%	6/15/26	880	847
	Duke Energy Florida LLC	4.550%	4/1/20	1,375	1,402
	Duke Energy Florida LLC	3.800%	7/15/28	4,415	4,615
	Entergy Arkansas Inc.	3.700%	6/1/24	5,213	5,404
	Entergy Arkansas Inc.	3.500%	4/1/26	10,288	10,479
	Entergy Louisiana LLC	3.300%	12/1/22	1,450	1,470
	Entergy Louisiana LLC	2.400%	10/1/26	5,560	5,226
	Entergy Louisiana LLC	3.120%	9/1/27	9,585	9,451
	Georgia Power Co.	2.400%	4/1/21	9,510	9,426
	Georgia Power Co.	2.850%	5/15/22	1,820	1,802
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	15,000	15,580
	PacifiCorp	3.500%	6/15/29	9,515	9,736
	Southwestern Public Service Co.	3.300%	6/15/24	14,881	15,180
	Virginia Electric & Power Co.	2.950%	1/15/22	8,540	8,573
	Virginia Electric & Power Co.	2.750%	3/15/23	2,515	2,506
	Virginia Electric & Power Co.	3.450%	2/15/24	1,730	1,772
	Virginia Electric & Power Co.	3.100%	5/15/25	1,510	1,512
					149,817
Total Corporate Bonds (Cost $3,711,191)					3,762,631
Sovereign Bonds (8.2%)
9	Avi Funding Co. Ltd.	2.850%	9/16/20	10,950	10,923
9	Bermuda	4.138%	1/3/23	2,700	2,737
9	Bermuda	4.854%	2/6/24	3,206	3,378
	Bermuda	4.854%	2/6/24	6,256	6,628
6	Bermuda	4.750%	2/15/29	12,540	13,283
9	BNG Bank NV	2.500%	2/28/20	30,000	30,010
9	BNG Bank NV	2.125%	12/14/20	13,001	12,932
9	CDP Financial Inc.	4.400%	11/25/19	30,475	30,812
	CDP Financial Inc.	4.400%	11/25/19	12,455	12,594
9	CDP Financial Inc.	3.150%	7/24/24	1,519	1,547
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	2,294	2,287
	CNOOC Finance 2015 USA LLC	4.375%	5/2/28	8,000	8,565
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	9,000	9,383
9	CNPC General Capital Ltd.	3.400%	4/16/23	1,000	1,005
	Corp. Andina de Fomento	2.000%	5/10/19	1,080	1,079
	Corp. Andina de Fomento	2.200%	7/18/20	4,375	4,329
	Corp. Andina de Fomento	4.375%	6/15/22	6,291	6,550
9	CPPIB Capital Inc.	1.250%	9/20/19	20,000	19,874
	CPPIB Capital Inc.	1.250%	9/20/19	10,000	9,941
9	CPPIB Capital Inc.	2.250%	1/25/22	58,500	58,244
9,10	Development Bank of Japan Inc.	3.125%	9/6/23	12,000	12,246
10	Development Bank of Japan Inc.	2.750%	9/16/25	8,500	8,485
9,11	Dexia Credit Local SA	1.875%	9/15/21	15,000	14,755
9	Dexia Credit Local SA	2.375%	9/20/22	16,910	16,782
9	Dexia Credit Local SA	3.250%	9/26/23	70,000	71,850
9	Electricite de France SA	4.500%	9/21/28	10,250	10,545
	Emirate of Abu Dhabi	3.125%	10/11/27	14,000	13,909
	Equinor ASA	3.150%	1/23/22	8,000	8,135

Institutional Intermediate-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equinor ASA	2.450%	1/17/23	2,000	1,987
	Equinor ASA	3.700%	3/1/24	7,000	7,306
	Export-Import Bank of China	3.625%	7/31/24	10,000	10,209
	Export-Import Bank of Korea	2.250%	1/21/20	6,000	5,974
	Export-Import Bank of Korea	5.125%	6/29/20	14,875	15,287
	Export-Import Bank of Korea	4.000%	1/29/21	2,800	2,859
	Export-Import Bank of Korea	2.500%	5/10/21	5,000	4,956
	Export-Import Bank of Korea	1.875%	10/21/21	10,000	9,782
	Export-Import Bank of Korea	5.000%	4/11/22	7,200	7,642
	Export-Import Bank of Korea	3.000%	11/1/22	2,000	2,011
8	Export-Import Bank of Korea, 3M USD LIBOR + 0.875%	3.646%	1/25/22	10,000	10,062
9	Harvest Operations Corp.	4.200%	6/1/23	8,000	8,360
	Hydro-Quebec	8.050%	7/7/24	470	586
9	ICBCIL Finance Co. Ltd.	2.375%	5/19/19	9,600	9,588
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	1,250	1,250
10	Japan Bank for International Cooperation	2.250%	2/24/20	29,500	29,433
10	Japan Bank for International Cooperation	2.125%	7/21/20	11,000	10,946
10	Japan Bank for International Cooperation	2.125%	11/16/20	27,100	26,868
10	Japan Bank for International Cooperation	3.125%	7/20/21	29,700	30,142
	Kingdom of Saudi Arabia	2.375%	10/26/21	6,500	6,391
	Kingdom of Saudi Arabia	2.875%	3/4/23	5,060	5,016
	Korea Development Bank	2.500%	1/13/21	6,000	5,962
	Korea Development Bank	4.625%	11/16/21	605	633
	Korea Development Bank	3.375%	3/12/23	30,000	30,571
	Korea Development Bank	3.250%	2/19/24	17,500	17,632
8	Korea Development Bank, 3M USD LIBOR + 0.675%	3.300%	9/19/20	8,850	8,866
	KSA Sukuk Ltd.	2.894%	4/20/22	30,480	30,316
9	Nederlandse Waterschapsbank NV	1.250%	9/9/19	36,300	36,076
9	Ontario Teachers’ Cadillac Fairview Properties Trust	3.125%	3/20/22	20,096	20,303
9	Ontario Teachers’ Cadillac Fairview Properties Trust	3.875%	3/20/27	6,600	6,798
9	Ontario Teachers’ Cadillac Fairview Properties Trust	4.125%	2/1/29	18,840	19,777
9	Ontario Teachers’ Finance Trust	2.125%	9/19/22	10,000	9,853
9	Petronas Capital Ltd.	5.250%	8/12/19	25,750	25,975
	Petronas Capital Ltd.	5.250%	8/12/19	4,380	4,417
	Petronas Global Sukuk Ltd.	2.707%	3/18/20	60,870	60,697
	Province of Alberta	1.900%	12/6/19	15,000	14,928
9	Province of Alberta	1.750%	8/26/20	1,650	1,633
	Province of Manitoba	2.100%	9/6/22	2,100	2,069
	Province of Ontario	4.000%	10/7/19	6,025	6,069
	Province of Ontario	4.400%	4/14/20	24,595	25,047
	Province of Quebec	2.750%	8/25/21	10,150	10,219
	Province of Quebec	2.375%	1/31/22	15,700	15,666
	Province of Quebec	7.500%	7/15/23	2,065	2,459
	Province of Quebec	7.125%	2/9/24	2,674	3,195
	Province of Quebec	2.750%	4/12/27	5,730	5,738
8	Province of Quebec, 1M USD LIBOR + 0.130%	2.743%	9/21/20	20,000	20,024
6,9	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	198	201
	Republic of Chile	3.875%	8/5/20	7,500	7,622

Institutional Intermediate-Term Bond Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Chile	3.250%	9/14/21	44,800	45,531
	Republic of Korea	7.125%	4/16/19	23,910	23,948
	Republic of Latvia	2.750%	1/12/20	5,260	5,256
	Republic of Lithuania	7.375%	2/11/20	117,326	121,833
	Republic of Lithuania	6.125%	3/9/21	27,055	28,613
	Republic of Lithuania	6.625%	2/1/22	16,300	17,883
	Republic of Poland	5.125%	4/21/21	10,910	11,442
	Republic of Poland	5.000%	3/23/22	30,437	32,307
	Republic of Poland	4.000%	1/22/24	10,000	10,475
	Republic of Slovenia	5.500%	10/26/22	3,385	3,668
	Republic of Slovenia	5.250%	2/18/24	18,841	20,911
9	SABIC Capital II BV	4.000%	10/10/23	17,612	17,964
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	4,600	4,822
	Sinopec Group Overseas Development 2014 Ltd.	4.375%	4/10/24	7,100	7,448
	Sinopec Group Overseas Development 2015 Ltd.	2.500%	4/28/20	6,000	5,972
9	Sinopec Group Overseas Development 2017 Ltd.	2.375%	4/12/20	9,000	8,944
9	Sinopec Group Overseas Development 2018 Ltd.	4.250%	9/12/28	17,767	18,833
9	Slovak Republic	4.375%	5/21/22	2,500	2,610
	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	7,920	7,948
	State of Kuwait	2.750%	3/20/22	12,563	12,563
	State of Qatar	6.550%	4/9/19	22,000	22,019
	State of Qatar	3.375%	3/14/24	22,200	22,400
	State of Qatar	4.000%	3/14/29	11,000	11,340
9	Temasek Financial I Ltd.	2.375%	1/23/23	2,000	1,977
9	Temasek Financial I Ltd.	3.625%	8/1/28	20,000	20,900
Total Sovereign Bonds (Cost $1,475,153)					1,489,816
Taxable Municipal Bonds (0.0%)
	California GO	6.200%	10/1/19	170	173
	Florida Hurricane Catastrophe Fund Finance Corp. Revenue	2.995%	7/1/20	2,250	2,262
	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue 2010-ELL	3.450%	2/1/22	374	375
	Regents of the University of California Revenue	3.063%	7/1/25	3,430	3,490
Total Taxable Municipal Bonds (Cost $6,273)					6,300

				Shares
Temporary Cash Investment (2.8%)
Money Market Fund (2.8%)
12	Vanguard Market Liquidity Fund, 2.554% (Cost $502,183)			5,021,364	502,237
Total Investments (96.0%) (Cost $17,273,943)					17,358,190

Institutional Intermediate-Term Bond Fund

Market Value• ($000)
Other Assets and Liabilities (4.0%)
Other Assets	2,970,067
Liabilities	(2,244,997)
725,070
Net Assets (100%)
Applicable to 789,363,384 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,083,260
Net Asset Value Per Share	$22.91

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	16,855,953
Affiliated Issuers	502,237
Total Investments in Securities	17,358,190
Investment in Vanguard	886
Receivables for Investment Securities Sold	2,892,258
Receivables for Accrued Income	72,858
Variation Margin Receivable—CC Swap Contracts	729
Unrealized Appreciation—OTC Swap Contracts	9
Other Assets	3,327
Total Assets	20,328,257
Liabilities
Payables for Investment Securities Purchased	2,238,889
Payables to Vanguard	1,283
Variation Margin Payable—Futures Contracts	4,427
Variation Margin Payable—CC Swap Contracts	32
Unrealized Depreciation—OTC Swap Contracts	353
Other Liabilities	13
Total Liabilities	2,244,997
Net Assets	18,083,260

Institutional Intermediate-Term Bond Fund

At March 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	18,214,775
Total Distributable Earnings (Loss)	(131,515)
Net Assets	18,083,260

•             See Note A in Notes to Financial Statements.

§            Security value determined using significant unobservable inputs.

1            Securities with a value of $15,540,000 have been segregated as initial margin for open futures contracts.

2            Securities with a value of $13,603,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.

3            Securities with a value of $$4,955,000 have been segregated as initial margin for open cleared swap contracts.

4            U.S. government-guaranteed.

5            The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

6            The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

7            Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of March 31, 2019.

8            Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

9            Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate value of these securities was $2,397,085,000, representing 13.3% of net assets.

10     Guaranteed by the Government of Japan.

11     Guaranteed by multiple countries.

12     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

CC—Centrally Cleared.

CMT—Constant Maturing Treasury Rate.

GO—General Obligation Bond.

LIBOR—London Inter-bank Offered Rate.

OTC—Over-the-Counter.

REMICS—Real Estate Mortgage Investment Conduits.

TBA—To Be Announced.

Institutional Intermediate-Term Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2019	6,004	1,279,415	3,410
10-Year U.S. Treasury Note	June 2019	8,297	1,030,643	10,141
5-Year U.S. Treasury Note	June 2019	5,717	662,189	5,607
Ultra 10-Year U.S. Treasury Note	June 2019	1,736	230,508	131
Ultra Long U.S. Treasury Bond	June 2019	19	3,192	133
30-Year U.S. Treasury Note	June 2019	14	2,095	57
				19,479

Over-the-Counter Credit Default Swaps
						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody’s Rating
America Movil/A3	6/20/23	BARC	6,200	1.000	(106)	94	—	(12)
People’s Republic of China/A3	6/20/24	GSI	3,820	1.000	101	(92)	9	—
					(5)	2	9	(12)

Institutional Intermediate-Term Bond Fund

Over-the-Counter Credit Default Swaps (continued)
						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Purchased
State of Qatar	6/20/22	BOANA	4,080	(1.000)	(77)	(32)	—	(109)
State of Qatar	6/20/22	CITNA	7,920	(1.000)	(150)	(60)	—	(210)
Wells Fargo & Co.	9/20/20	BOANA	3,740	(1.000)	(44)	23	—	(22)
					(271)	(69)	—	(341)
					(276)	(67)	9	(353)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1   Periodic premium received/paid quarterly.

BARC—Barclays Bank plc.

BOANA—Bank of America, N.A.

CITNA—Citibank N.A.

GSI—Goldman Sachs International.

At March 31, 2019, the counterparties had deposited in a segregated account securities with a value of $430,000 in connection with open over-the-counter swap contracts.

Centrally Cleared Interest Rate Swaps

			Fixed		Floating
			Interest		Interest
			Rate		Rate			Unrealized
	Future	Notional	Received		Received			Appreciation
	Effective	Amount	(Paid	)[2]	(Paid	)[3]	Value	(Depreciation )
Termination Date	Date	($000)	(%	)	(%	)	($000)	($000)
6/19/20	6/19/19[1]	74,662	3.000		(0.000)		376	107
6/21/21	6/19/19[1]	20,002	(3.000)		0.000		(257)	(82)
6/20/22	6/19/19[1]	146,875	(3.000)		0.000		(3,049)	(933)
6/19/23	6/19/19[1]	101,259	(3.000)		0.000		(2,827)	(859)
6/19/24	6/19/19[1]	93,687	(3.000)		0.000		(3,190)	(994)
6/19/26	6/19/19[1]	49,357	(3.000)		0.000		(2,154)	(760)
							(11,101)	(3,521)

1   Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.

2   Fixed interest payment received/paid semiannually.

3   Based on 3-month LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund

Statement of Operations

Six Months Ended
March 31, 2019
($000)
Investment Income
Income
Interest[1]	251,894
Total Income	251,894
Expenses
The Vanguard Group—Note B
Investment Advisory Services	320
Management and Administrative	1,229
Marketing and Distribution	90
Custodian Fees	50
Trustees’ Fees and Expenses	3
Total Expenses	1,692
Net Investment Income	250,202
Realized Net Gain (Loss)
Investment Securities Sold[1]	(42,984)
Futures Contracts	10,100
Swap Contracts	(7,662)
Realized Net Gain (Loss)	(40,546)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	420,557
Futures Contracts	19,715
Swap Contracts	(4,516)
Change in Unrealized Appreciation (Depreciation)	435,756
Net Increase (Decrease) in Net Assets Resulting from Operations	645,412

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the fund were $2,851,000, ($54,000), and $46,000. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	250,202	367,515
Realized Net Gain (Loss)	(40,546)	(153,018)
Change in Unrealized Appreciation (Depreciation)	435,756	(324,453)
Net Increase (Decrease) in Net Assets Resulting from Operations	645,412	(109,956)
Distributions
Net Investment Income	(251,649)	(367,615)
Realized Capital Gain	—	—
Total Distributions	(251,649)	(367,615)
Capital Share Transactions
Issued	927,258	3,428,096
Issued in Lieu of Cash Distributions	251,649	367,615
Redeemed	(15,927)	(897,177)
Net Increase (Decrease) from Capital Share Transactions	1,162,980	2,898,534
Total Increase (Decrease)	1,556,743	2,420,963
Net Assets
Beginning of Period	16,526,517	14,105,554
End of Period	18,083,260	16,526,517

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund

Financial Highlights

	Six Months				June 19,
	Ended				2015[1] to
	March 31,	Year Ended September 30,			Sept. 30,
For a Share Outstanding Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$22.39	$23.12	$23.79	$23.46	$23.36
Investment Operations
Net Investment Income	.332[2]	.561[2]	.462[2]	.473	.126
Net Realized and Unrealized Gain (Loss) on Investments	.521	(.736)	(.470)	.383	.101
Total from Investment Operations	.853	(.175)	(.008)	.856	.227
Distributions
Dividends from Net Investment Income	(.333)	(.555)	(.454)	(.473)	(.127)
Distributions from Realized Capital Gains	—	—	(.208)	(.053)	—
Total Distributions	(.333)	(.555)	(.662)	(.526)	(.127)
Net Asset Value, End of Period	$22.91	$22.39	$23.12	$23.79	$23.46

Total Return	3.84%	-0.75%	0.01%	3.70%	0.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,083	$16,527	$14,106	$9,821	$8,035
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%[3]
Ratio of Net Investment Income to Average Net Assets	2.96%	2.48%	1.99%	2.02%	1.92%[3]
Portfolio Turnover Rate[4]	350%	182%	253%	251%	45%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Commencement of operations as a registered investment company.

2   Calculated based on average shares outstanding.

3   Annualized.

4   Includes 71%, 67%, 111%, 67%, and 12% attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Intermediate-Term Bond Fund

Notes to Financial Statements

Vanguard Institutional Intermediate-Term Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for certain collective trusts and other accounts managed by Vanguard or its affiliates and qualifying education savings plans. The fund is offered to investors who meet certain administrative and service criteria and invest a minimum of $10 million. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended March 31, 2019, the fund’s average investments in long and short futures contracts represented 11% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Institutional Intermediate-Term Bond Fund

3. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting

Institutional Intermediate-Term Bond Fund

arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

During the six months ended March 31, 2019, the fund’s average amounts of investments in credit protection sold and credit protection purchased each represented less than 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At March 31, 2019, counterparties had deposited in segregated accounts cash with a value of $673,000 in connection with TBA transactions.

5. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities.

Institutional Intermediate-Term Bond Fund

The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.

6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (September 30, 2015–2018), and for the period ended March 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at March 31, 2019, or at any time during the period then ended.

9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period

Institutional Intermediate-Term Bond Fund

for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2019, the fund had contributed to Vanguard capital in the amount of $886,000, representing 0.00% of the fund’s net assets and 0.35% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	8,226,629	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,333,864	36,713
Corporate Bonds	—	3,762,631	—
Sovereign Bonds	—	1,489,816	—
Taxable Municipal Bonds	—	6,300	—
Temporary Cash Investments	502,237	—	—
Futures Contracts—Liabilities[1]	(4,427)	—	—
Swap Contracts—Assets	729 [1]	9	—
Swap Contracts—Liabilities	(32)[1]	(353)	—
Total	498,507	16,818,896	36,713

1 Represents variation margin on the last day of the reporting period.

Institutional Intermediate-Term Bond Fund

D.  At March 31, 2019, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

	Interest Rate	Credit
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Variation Margin Receivable—CC Swap Contracts	729	—	729
Unrealized Appreciation—OTC Swap Contracts	—	9	9
Total Assets	729	9	738

Variation Margin Payable—Futures Contracts	(4,427)	—	(4,427)
Variation Margin Payable—CC Swap Contracts	(32)	—	(32)
Unrealized Depreciation—OTC Swap Contracts	—	(353)	(353)
Total Liabilities	(4,459)	(353)	(4,812)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2019, were:

	Interest Rate	Credit
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	10,100	—	10,100
Swap Contracts	(7,754)	92	(7,662)
Realized Net Gain (Loss) on Derivatives	2,346	92	2,438

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	19,715	—	19,715
Swap Contracts	(4,502)	(14)	(4,516)
Change in Unrealized Appreciation (Depreciation) on Derivatives	15,213	(14)	15,199

E.  As of March 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives, based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	17,274,010
Gross Unrealized Appreciation	233,945
Gross Unrealized Depreciation	(134,084)
Net Unrealized Appreciation/(Depreciation)	99,861

Institutional Intermediate-Term Bond Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2018, the fund had available capital losses totaling $189,718,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.       During the six months ended March 31, 2019, the fund purchased $1,984,479,000 of investment securities and sold $1,599,192,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $27,337,703,000 and $27,852,353,000, respectively.

G.     Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	Shares	Shares
	(000)	(000)
Issued	40,873	150,754
Issued in Lieu of Cash Distributions	11,148	16,255
Redeemed	(708)	(39,041)
Net Increase (Decrease) in Shares Outstanding	51,313	127,968

H.      Management has determined that no events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Institutional Short-Term Bond Fund and Vanguard Institutional Intermediate-Term Bond Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the funds since their inceptions in 2015 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the performance of each fund since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below its peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q4722 052019

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MALVERN FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 17, 2019

VANGUARD MALVERN FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 17, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.